A MESSAGE TO PRINCIPAL VARIABLE LIFE AND VARIABLE ANNUITY CONTRACT OWNERS



Dear Contract Owner,

Now that we're in the third quarter, we want to take this opportunity to give you some insight on how we fared the first half of 2000.

Following record expansion, both the U.S. and international markets' growth rates have reached their peak and now are in the process of coming back to reality. The primary factors that have caused the U.S. economy to slow down are the delayed impact of past interest rate increases and a fear of rising interest rates.

Both the NASDAQ and the Standard and Poor's 500 have seen extreme volatility. On March 10 the NASDAQ peaked but quickly dropped 37% over the next two months. Investors questioning the market value of many former high performers caused this volatility.

The conditions in Europe and emerging markets have been similar to those in the U.S. European, Japanese, and emerging markets all had negative performance in the second quarter.

The overall decrease in interest rates and the slowing of both the U.S. and foreign markets has the potential to trigger a bond rally. Corporate bonds have already shown stronger performance since mid-May.

No matter what the market is doing we want to stress the importance of the following strategy: invest for the long term, invest consistently and at regular intervals, and diversify. But remember, no investment strategy will assure a profit in a declining market.

We thank you for letting us serve you. We're committed to giving your registered representative the products and services needed to help you reach your financial goals.






The Standard & Poor's 500 Index is a market capitalization weighted price index composed of 500 widely-held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Investment cannot be made directly into an index.

The NASDAQ Index is a  market-weighted  index of all common stocks listed on the
National   Association  of  Securities   Dealers  Automated   Quotation  system.
Investment cannot be made directly into an index.



CONTENTS

                                                                           Page
Financial Statements and Highlights
    Statements of Assets and Liabilities................................    4
    Statements of Operations ...........................................   10
    Statements of Changes in Net Assets.................................   16
    Notes to Financial Statements.......................................   26
    Schedules of Investments
         Aggressive Growth Account......................................   36
         Asset Allocation Account.......................................   38
         Balanced Account...............................................   45
         Blue Chip Account..............................................   50
         Bond Account...................................................   51
         Capital Value Account..........................................   54
         Government Securities Account..................................   56
         Growth Account.................................................   57
         High Yield Account.............................................   58
         International Account..........................................   60
         International SmallCap Account.................................   62
         LargeCap Growth Account........................................   65
         MicroCap Account...............................................   66
         MidCap Account.................................................   68
         MidCap Growth Account..........................................   70
         MidCap Value Account...........................................   73
         Money Market Account...........................................   75
         Real Estate Account............................................   78
         SmallCap Account...............................................   79
         SmallCap Growth Account........................................   82
         SmallCap Value Account.........................................   84
         Stock Index 500 Account........................................   91
         Utilities Account..............................................   98
    Financial Highlights................................................  100


June 30, 2000


STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive            Asset                                 Blue
                                                               Growth           Allocation           Balanced            Chip
                                                               Account            Account             Account           Account


Investment in securities -- at cost...................      $313,036,146        $75,395,821        $171,772,593      $  5,976,289



Assets
Investment in securities -- at value (Note 4).........      $424,399,345        $88,570,059        $179,169,594      $  6,506,003
Cash .................................................        14,946,125          3,735,215             383,660            10,000
Receivables:
   Dividends and interest.............................           271,553            629,228             796,116             6,081
   Investment securities sold.........................           281,119             51,974             917,157            --
   Capital Shares sold................................            43,316                 56               7,212            --
Prepaid expenses......................................           --                 --                  --                  2,984


                                          Total Assets       439,941,458         92,986,532         181,273,739         6,525,068

Liabilities
Accrued expenses......................................            28,378             19,174                 428            --
Payables:
   Investment securities purchased....................         1,574,444            154,891             341,229            --
   Capital Shares reacquired..........................            19,507             43,449              64,535               985


                                     Total Liabilities         1,622,329            217,514             406,192               985


Net Assets Applicable to Outstanding Shares...........      $438,319,129        $92,769,018        $180,867,547      $  6,524,083



Net Assets Consist of:
Capital Stock.........................................      $    178,781        $    68,046        $    116,463      $      6,490
Additional paid-in capital............................       306,854,179         74,122,561         168,150,644         6,467,460
Accumulated undistributed net investment
   income (operating loss)............................           (69,278)         1,112,486           2,638,175            17,468
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        19,992,248          4,291,687           2,565,264          (497,049)
Net unrealized appreciation (depreciation)
   of investments.....................................       111,363,199         13,174,238           7,397,001           529,714
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............           --                 --                  --                 --


                                      Total Net Assets      $438,319,129        $92,769,018        $180,867,547      $  6,524,083



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        17,878,145          6,804,585          11,646,340           648,967

Net Asset Value Per Share.............................            $24.52             $13.63              $15.53            $10.05



                                                                                  Capital           Government
                                                               Bond                Value            Securities          Growth
                                                              Account             Account             Account           Account


Investment in securities -- at cost...................      $115,052,715       $293,351,816        $122,272,659      $285,625,377



Assets
Investment in securities -- at value (Note 4).........      $109,450,623       $292,504,875        $119,404,631      $345,038,676
Cash .................................................            10,001             10,001              14,702            10,001
Receivables:
   Dividends and interest.............................         2,283,004            450,784           1,051,622            53,654
   Investment securities sold.........................           --                 257,861             --              2,625,096
   Capital Shares sold................................            10,925             31,119              24,306            76,693
Prepaid expenses......................................               452            --                  --                 --


                                          Total Assets       111,755,005        293,254,640         120,495,261       347,804,120

Liabilities
Accrued expenses......................................           --                   8,425               2,863            11,022
Payables:
   Investment securities purchased....................           --               5,651,324           1,005,937         2,282,479
   Capital Shares reacquired..........................            48,174             48,356              70,629           131,306


                                     Total Liabilities            48,174          5,708,105           1,079,429         2,424,807


Net Assets Applicable to Outstanding Shares...........      $111,706,831       $287,546,535        $119,415,832      $345,379,313



Net Assets Consist of:
Capital Stock.........................................      $    101,737       $    100,289        $    112,568      $    159,183
Additional paid-in capital............................       118,429,709        281,753,472         119,126,153       250,886,740
Accumulated undistributed net investment
   income (operating loss)............................         4,259,681          2,757,712           3,936,538          (179,091)
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        (5,482,204)         3,782,003            (891,399)       35,099,182
Net unrealized appreciation (depreciation)
   of investments.....................................        (5,602,092)          (846,941)         (2,868,028)       59,413,299
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............           --                 --                  --                 --


                                      Total Net Assets      $111,706,831       $287,546,535        $119,415,832      $345,379,313



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................        10,173,667         10,028,910          11,256,792        15,918,250

Net Asset Value Per Share.............................            $10.98             $28.67              $10.61            $21.70



                                                                High
                                                               Yield           International
                                                              Account             Account


Investment in securities -- at cost...................       $13,709,553       $177,436,099



Assets
Investment in securities -- at value (Note 4).........       $12,420,271       $209,264,069
Cash .................................................           242,000            695,669
Receivables:
   Dividends and interest.............................           248,854            584,479
   Investment securities sold.........................           797,375          1,656,403
   Capital Shares sold................................           --                  13,487
Prepaid expenses......................................               936            --


                                          Total Assets        13,709,436        212,214,107

Liabilities
Accrued expenses......................................           --                  42,830
Payables:
   Investment securities purchased....................           298,818          2,074,335
   Capital Shares reacquired..........................                33             17,705


                                     Total Liabilities           298,851          2,134,870


Net Assets Applicable to Outstanding Shares...........       $13,410,585       $210,079,237



Net Assets Consist of:
Capital Stock.........................................       $    18,320       $    130,086
Additional paid-in capital............................        16,109,918        171,280,573
Accumulated undistributed net investment
   income (operating loss)............................           502,290          1,054,644
Accumulated undistributed (overdistributed)
   net realized gain (loss) from investment and
   foreign currency transactions .....................        (1,930,661)         5,773,134
Net unrealized appreciation (depreciation)
   of investments.....................................        (1,289,282)        31,827,970
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............           --                  12,830


                                      Total Net Assets       $13,410,585       $210,079,237



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         1,832,050         13,008,601

Net Asset Value Per Share.............................             $7.32             $16.15

                                                            International         LargeCap
                                                              SmallCap             Growth            MicroCap            MidCap
                                                               Account             Account            Account            Account


Investment in securities -- at cost...................       $57,100,888         $5,320,561          $7,761,479      $217,446,476



Assets
Investment in securities -- at value (Note 4).........       $59,969,264         $7,696,945          $8,118,790      $263,150,508
Cash .................................................           674,584            227,179             444,200            10,000
Receivables:
   Dividends and interest.............................            56,822                419               9,995            53,473
   Investment securities sold.........................           981,019            --                  88,640           550,470
   Capital Shares sold................................           170,810              2,670              --                48,919
Prepaid expenses......................................            17,577              1,892              --                   802


                                          Total Assets        61,870,076          7,929,105           8,661,625       263,814,172

Liabilities
Accrued expenses......................................           --                 --                    1,942            --
Payables:
   Investment securities purchased....................         3,023,496            --                   64,644            --
   Capital Shares reacquired..........................           --                 --                   58,574            18,165
   Foreign currency contract..........................            70,346            --                   --                --


                                     Total Liabilities         3,093,842            --                  125,160            18,165


Net Assets Applicable to Outstanding Shares...........       $58,776,234         $7,929,105          $8,536,465      $263,796,007



Net Assets Consist of:
Capital Stock.........................................       $    35,440         $    5,580          $    9,503      $     72,627
Additional paid-in capital............................        47,213,910          5,701,547           8,827,798       200,927,513
Accumulated undistributed net investment
   income (operating loss)............................            55,405            (25,650)             26,863            76,962
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         8,601,724           (128,756)           (685,010)       17,014,873
Net unrealized appreciation of investments............         2,868,376          2,376,384             357,311        45,704,032
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............             1,379            --                  --                 --


                                      Total Net Assets       $58,776,234         $7,929,105         $8,536,465       $263,796,007



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         100,000,000       100,000,000
Shares issued and outstanding.........................         3,543,950            558,008             950,257         7,262,724

Net Asset Value Per Share.............................            $16.58             $14.21               $8.98            $36.32


                                                               MidCap              MidCap              Money             Real
                                                               Growth              Value              Market            Estate
                                                               Account            Account             Account           Account


Investment in securities -- at cost...................       $18,266,969         $5,782,641        $104,191,339       $11,919,133



Assets
Investment in securities -- at value (Note 4).........       $18,838,292         $6,172,018        $104,191,339       $12,841,369
Cash .................................................           535,278            161,009              54,426            10,000
Receivables:
   Dividends and interest.............................            12,577              6,984             251,658           105,369
   Investment securities sold.........................             9,178             15,986             --                211,823
   Capital Shares sold................................            --                  5,152             211,486            12,516
Prepaid expenses......................................            --                  1,792             --                  1,315


                                          Total Assets        19,395,325          6,362,941         104,708,909        13,182,392

Liabilities
Accrued expenses......................................             3,243             --                   1,627            --
Payables:
   Investment securities purchased....................            --                 83,025             --                 --
   Capital Shares reacquired..........................            28,119             --                 403,704            --
   Foreign currency contract..........................           --                  --                 --                 --


                                     Total Liabilities            31,362             83,025             405,331            --


Net Assets Applicable to Outstanding Shares...........       $19,363,963         $6,279,916        $104,303,578       $13,182,392



Net Assets Consist of:
Capital Stock.........................................       $    16,956         $    5,631        $  1,043,036       $    14,019
Additional paid-in capital............................        16,740,751          5,640,384         103,260,542        13,606,658
Accumulated undistributed net investment
   income (operating loss)............................            29,808              5,808             --                310,872
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         2,005,125            238,716             --             (1,671,393)
Net unrealized appreciation of investments............           571,323            389,377             --                922,236
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............            --                 --                 --                 --


                                      Total Net Assets       $19,363,963         $6,279,916        $104,303,578       $13,182,392



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000         500,000,000       100,000,000
Shares issued and outstanding.........................         1,695,568            563,060         104,303,578         1,401,922

Net Asset Value Per Share.............................            $11.42             $11.15               $1.00             $9.40

                                                                                 SmallCap
                                                               SmallCap           Growth
                                                                Account           Account


Investment in securities -- at cost...................       $36,219,026        $61,899,519



Assets
Investment in securities -- at value (Note 4).........       $36,295,075        $75,467,566
Cash .................................................            10,000         10,842,165
Receivables:
   Dividends and interest.............................            19,023                193
   Investment securities sold.........................            --              1,311,445
   Capital Shares sold................................            46,125             70,797
Prepaid expenses......................................            --                 --


                                          Total Assets        36,370,223         87,692,166

Liabilities
Accrued expenses......................................               554              5,327
Payables:
   Investment securities purchased....................           489,435          4,150,749
   Capital Shares reacquired..........................            --                 --
   Foreign currency contract..........................            --                 --


                                     Total Liabilities           489,989          4,156,076


Net Assets Applicable to Outstanding Shares...........       $35,880,234        $83,536,090



Net Assets Consist of:
Capital Stock.........................................       $    32,863        $    37,711
Additional paid-in capital............................        31,964,097         62,378,894
Accumulated undistributed net investment
   income (operating loss)............................            36,228           (199,669)
Accumulated undistributed net realized
   gain (loss) on investment transactions.............         3,770,997          7,751,107
Net unrealized appreciation of investments............            76,049         13,568,047
Net unrealized appreciation on translation of assets
   and liabilities in foreign currencies..............            --                 --


                                      Total Net Assets       $35,880,234        $83,536,090



Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000
Shares issued and outstanding.........................         3,286,348          3,771,112

Net Asset Value Per Share.............................            $10.92             $22.15

                                                              SmallCap          Stock Index
                                                                Value               500              Utilities
                                                               Account            Account             Account


Investment in securities -- at cost...................       $12,541,312        $58,297,227         $34,009,357



Assets
Investment in securities -- at value (Note 4).........       $12,735,606        $60,925,646         $33,690,004
Cash .................................................           629,991            114,922              10,886
Receivables:
   Dividends and interest.............................            17,332             45,154              56,506
   Investment securities sold.....                                --                  5,613             518,911
   Capital Shares sold................................               182            103,110               8,439
Prepaid expenses......................................            --                  6,108             --
Variation margin on futures contracts (Note 7)........            --                 10,100             --


                                          Total Assets        13,383,111         61,210,653          34,284,746

Liabilities
Accrued expenses......................................             4,339             --                     248
Payables:
   Investment securities purchased....................             4,800             49,204             780,567
   Capital Shares reacquired..........................             7,132              6,242             --


                                     Total Liabilities            16,271             55,446             780,815


Net Assets Applicable to Outstanding Shares...........       $13,366,840        $61,155,207         $33,503,931




Net Assets Consist of:
Capital Stock.........................................       $    12,674        $    57,823         $    30,769
Additional paid-in capital............................        11,774,676         58,354,783          32,121,574
Accumulated undistributed net investment income.......            61,978            276,663             376,100
Accumulated undistributed (overdistributed) net
   realized gain on investment transactions...........         1,323,218           (163,356)          1,294,841
Net unrealized appreciation (depreciation)
   of investments.....................................           194,294          2,629,294            (319,353)


                                      Total Net Assets       $13,366,840        $61,155,207         $33,503,931




Capital Stock (par value: $.01  a share)
Shares authorized.....................................       100,000,000        100,000,000        100,000,000
Shares issued and outstanding.........................         1,267,408          5,782,280          3,076,857

Net Asset Value Per Share.............................            $10.55             $10.58             $10.89


See accompanying notes.





Six Months Ended June 30, 2000

STATEMENTS OF OPERATIONS
(unaudited)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

                                                             Aggressive            Asset                                  Blue
                                                               Growth           Allocation           Balanced             Chip
                                                               Account            Account             Account            Account

Net Investment Income
Income:
   Dividends............................................     $ 1,203,524        $   274,842         $   787,795         $  35,971
   Withholding tax on foreign dividends.................          --                 --                 --                 --
   Interest.............................................         203,408          1,221,958           2,407,622             2,824

                                           Total Income        1,406,932          1,496,800           3,195,417            38,795

Expenses:
   Management and investment advisory fees (Note 3).....       1,449,170            360,560             532,504            18,629
   Custodian fees.......................................          14,071             18,384               2,535               981
   Directors' fees......................................           3,260              3,186               3,272             1,614
   Other................................................           9,709              2,184               7,721               103

                                         Total Expenses        1,476,210            384,314             546,032            21,327

                 Net Investment Income (Operating Loss)          (69,278)         1,112,486           2,649,385            17,468

Net Realized and Unrealized  Gain (Loss) on
Investments and Foreign Currencies
Net realized gain (loss) from:
   Investment transactions..............................      20,085,462          4,327,725           2,810,716          (465,302)
   Foreign currency transactions........................          --                 --                 --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................       5,111,072         (1,100,982)         (4,700,829)          251,144
   Translation of assets and liabilities in
     foreign currencies.................................          --                 --                 --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies       25,196,534          3,226,743          (1,890,113)         (214,158)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $25,127,256        $ 4,339,229         $   759,272         $(196,690)


                                                                                   Capital          Government
                                                                 Bond               Value           Securities           Growth
                                                                Account            Account            Account            Account

Net Investment Income
Income:
   Dividends............................................     $    --           $  3,458,733          $  --           $    723,879
   Withholding tax on foreign dividends.................          --                 --                 --                 --
   Interest.............................................       4,548,698            230,333           4,232,763            65,183

                                           Total Income        4,548,698          3,689,066           4,232,763           789,062

Expenses:
   Management and investment advisory fees (Note 3).....         278,120            917,965             298,004           968,421
   Custodian fees.......................................           1,404              1,362               3,593             1,956
   Directors' fees......................................           3,223              3,260               3,157             3,260
   Other................................................           6,705              8,767               5,170            14,832

                                         Total Expenses          289,452            931,354             309,924           988,469

                 Net Investment Income (Operating Loss)        4,259,246          2,757,712           3,922,839          (199,407)

Net Realized and Unrealized  Gain (Loss) on
Investments and Foreign Currencies
Net realized gain (loss) from:
   Investment transactions..............................      (4,991,322)        13,074,267            (562,640)       35,098,130
   Foreign currency transactions........................          --                --                  --                 --
Change in unrealized appreciation/depreciation of:
   Investments .........................................       1,635,931        (39,160,861)            633,036       (22,520,472)
   Translation of assets and liabilities in
     foreign currencies.................................          --                --                  --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies       (3,355,391)       (26,086,594)             70,396        12,577,658

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $   903,855       $(23,328,882)         $3,993,235      $ 12,378,251


                                                                High
                                                                Yield         International
                                                               Account           Account

Net Investment Income
Income:
   Dividends............................................     $       152        $ 2,236,255
   Withholding tax on foreign dividends.................          --               (161,467)
   Interest.............................................         631,033            332,102

                                           Total Income          631,185          2,406,890

Expenses:
   Management and investment advisory fees (Note 3).....          39,385            851,454
   Custodian fees.......................................           1,415             38,114
   Directors' fees......................................           3,223              3,267
   Other................................................             819              5,525

                                         Total Expenses           44,842            898,360

                 Net Investment Income (Operating Loss)          586,343          1,508,530

Net Realized and Unrealized  Gain (Loss) on
Investments and Foreign Currencies
Net realized gain (loss) from:
   Investment transactions..............................        (671,754)         8,323,104
   Foreign currency transactions........................          --                (61,047)
Change in unrealized appreciation/depreciation of:
   Investments .........................................        (135,739)        (6,877,520)
   Translation of assets and liabilities in
     foreign currencies.................................          --                 22,754

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies         (807,493)         1,407,291

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $  (221,150)       $ 2,915,821


                                                            International         LargeCap
                                                              SmallCap             Growth            MicroCap             MidCap
                                                               Account             Account            Account             Account


Net Investment Income
Income:
   Dividends............................................     $   274,907           $ 12,351            $ 52,795       $   550,457
   Withholding tax on foreign dividends.................         (32,236)            --                   --               --
   Interest.............................................         181,372              5,124               9,941           336,571


                                           Total Income          424,043             17,475              62,736           887,028

Expenses:
   Management and investment advisory fees (Note 3).....         331,525             40,641              36,939           788,045
   Custodian fees.......................................          12,764              1,638               5,244             2,492
   Directors' fees......................................           3,193              1,614               3,186             3,260
   Other................................................           1,632                708                 883            16,269


                                   Total Gross Expenses          349,114             44,601              46,252           810,066
Less: Management and investment
   advisory fees waived.................................         --                   1,476               6,821            --

                                     Total Net Expenses          349,114             43,125              39,431           810,066


                 Net Investment Income (Operating Loss)           74,929            (25,650)             23,305            76,962

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       5,975,000             83,730             128,567        17,014,591
   Foreign currency transactions........................         (19,524)            --                   --               --
   Other investment companies...........................         --                  --                   --               --
Change in unrealized appreciation/depreciation of:
   Investments .........................................      (7,912,665)           452,524             664,472        (7,883,583)
   Translation of assets and liabilities in
     foreign currencies.................................           2,057             --                   --               --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies       (1,955,132)           536,254             793,039         9,131,008

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      $(1,880,203)          $510,604            $816,344       $ 9,207,970


                                                                MidCap             MidCap             Money              Real
                                                                Growth              Value            Market             Estate
                                                                Account            Account           Account            Account


Net Investment Income
Income:
   Dividends............................................      $   93,736           $ 32,657          $  --             $  346,541
   Withholding tax on foreign dividends.................           --                 --                --                 --
   Interest.............................................          13,452             8,471            3,321,967            10,081


                                           Total Income          107,188             41,128           3,321,967           356,622

Expenses:
   Management and investment advisory fees (Note 3).....          75,023             31,025             267,055            51,542
   Custodian fees.......................................           7,379              2,759               4,951             1,009
   Directors' fees......................................           3,181              1,614               3,107             3,265
   Other................................................           1,076                710               3,011               910


                                   Total Gross Expenses           86,659             36,108             278,124            56,726
Less: Management and investment
   advisory fees waived.................................           6,055                788             --                --

                                     Total Net Expenses           80,604             35,320             278,124            56,726


                 Net Investment Income (Operating Loss)           26,584              5,808           3,043,843           299,896

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       2,008,176            238,672             --               (66,890)
   Foreign currency transactions........................           --                 --                --                 --
   Other investment companies...........................           --                 --                --                 26,531
Change in unrealized appreciation/depreciation of:
   Investments .........................................        (895,758)           201,908             --              1,389,211
   Translation of assets and liabilities in
     foreign currencies.................................           --                 --                --                 --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies        1,112,418            440,580             --              1,348,852

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $1,139,002           $446,388          $3,043,843        $1,648,748



                                                                                  SmallCap
                                                               SmallCap            Growth
                                                                Account            Account


Net Investment Income
Income:
   Dividends............................................      $   132,674        $    2,230
   Withholding tax on foreign dividends.................          --                --
   Interest.............................................          44,265            121,288


                                           Total Income          176,939            123,518

Expenses:
   Management and investment advisory fees (Note 3).....         133,646            316,158
   Custodian fees.......................................           2,831              2,622
   Directors' fees......................................           3,186              3,228
   Other................................................           1,139              1,179


                                   Total Gross Expenses          140,802            323,187
Less: Management and investment
   advisory fees waived.................................          --                --

                                     Total Net Expenses          140,802            323,187


                 Net Investment Income (Operating Loss)           36,137           (199,669

Net Realized and Unrealized  Gain (Loss) on
Investments  and Foreign  Currencies
Net realized gain (loss) from:
   Investment transactions..............................       3,770,812          7,660,938
   Foreign currency transactions........................          --                --
   Other investment companies...........................          --                --
Change in unrealized appreciation/depreciation of:
   Investments .........................................        (983,108)          (573,818)
   Translation of assets and liabilities in
     foreign currencies.................................          --                --

             Net Realized and Unrealized Gain (Loss) on
                     Investments and Foreign Currencies        2,787,704          7,087,120

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       $2,823,841         $6,887,451

                                                               SmallCap         Stock Index
                                                                 Value              500              Utilities
                                                                Account           Account             Account


Net Investment Income
Income:
   Dividends............................................      $  115,809          $ 293,024         $   420,105
   Interest.............................................          16,043             90,512              56,923


                                           Total Income          131,852            383,536             477,028

Expenses:
   Management and investment advisory fees (Note 3).....          67,687             93,263              96,798
   Custodian fees.......................................          10,108             12,883               1,233
   Directors' fees......................................           3,183              1,614               3,223
   Other................................................             940              1,693               1,180


                                   Total Gross Expenses           81,918            109,453             102,434
Less: Management and investment
   advisory fees waived.................................          10,461              2,121             --

                                     Total Net Expenses           71,457            107,332             102,434


                                  Net Investment Income           60,395            276,204             374,594

Net Realized and Unrealized Gain (Loss) on
Investments Net realized gain from:
   Investment transactions..............................       1,331,615            (68,260)          1,294,741
   Futures Contracts (Note 7)...........................          --                130,026             --
Change in unrealized appreciation/depreciation of:
   Investments .........................................        (799,100)          (334,478)         (1,326,145)
   Futures Contracts (Note 7)...........................          --                    875             --

                            Net Realized and Unrealized
                             Gain (Loss) on Investments          532,515           (271,837)            (31,404)

                             Net Increase in Net Assets
                              Resulting from Operations       $  592,910          $   4,367         $   343,190

See accompanying notes.


STATEMENTS OF CHANGES IN NET ASSETS
(anaudited)
PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                                                   Aggressive Growth                       Asset Allocation
                                                                        Account                                 Account

                                                             Six Months           Year              Six Months         Year
                                                                Ended             Ended                Ended           Ended
                                                              June 30,         December 31,           June 30,      December 31,
                                                                2000              1999                 2000            1999

Operations
Net investment income (operating loss).................     $    (69,278)      $   (224,300)       $  1,112,486      $  2,149,639
Net realized gain (loss) from investment transactions..       20,085,462         35,928,978           4,327,725         7,774,018
Change in unrealized appreciation/depreciation
   of investments......................................        5,111,072         65,213,176          (1,100,982)        5,375,693

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       25,127,256        100,917,854           4,339,229        15,299,350

Dividends and Distributions to Shareholders
From net investment income.............................           --               --                   --             (2,154,921)
Excess dividends from  net investment income...........           --               --                   --                 --
From net realized gain on investments..................      (13,285,040)       (23,403,393)         (1,524,359)       (6,653,505)
Excess distributions of net realized gain on
   investments.........................................           --               --                   --                 --
Tax return of capital distributions....................           --               --                   --                 --

                      Total Dividends and Distributions      (13,285,040)       (23,403,393)         (1,524,359)       (8,808,426)

Capital Share Transactions (Note 5)
Shares sold............................................       37,867,574         70,412,199           9,837,086         8,283,088
Shares issued in reinvestment of dividends
   and distributions...................................       13,285,040         23,403,393           1,364,888         7,743,895
Shares redeemed........................................       (3,738,019)       (16,325,801)        (10,958,387)      (16,896,631)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions       47,414,595         77,489,791             243,587          (869,648)


                              Total Increase (Decrease)       59,256,811        155,004,252           3,058,457         5,621,276

Net Assets
Beginning of period....................................      379,062,318        224,058,066          89,710,561        84,089,285

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $438,319,129       $379,062,318        $ 92,769,018      $ 89,710,561



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $    (69,278)      $   --              $  1,112,486      $     --



STATEMENTS OF CHANGES IN NET ASSETS
(anaudited)
PRINCIPAL VARIABLE CONTRACTS FUND, INC.




                                                                       Balanced                                Blue Chip
                                                                        Account                                 Account

                                                             Six Months           Year               Six Months         Period
                                                                Ended             Ended                 Ended            Ended
                                                               June 30,        December 31,            June 30,       December 31,
                                                                2000              1999                  2000            1999(a)

Operations
Net investment income (operating loss).................     $  2,649,385       $  7,173,286          $   17,468        $   53,354
Net realized gain (loss) from investment transactions..        2,810,716          6,137,003            (465,302)          (31,747)
Change in unrealized appreciation/depreciation
   of investments......................................       (4,700,829)        (8,446,637)            251,144           278,570

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          759,272          4,863,652            (196,690)          300,177

Dividends and Distributions to Shareholders
From net investment income.............................           --             (7,245,852             --                (53,354)
Excess dividends from  net investment income...........           --                (10,394)            --                 --
From net realized gain on investments..................           --             (7,861,220)            --                 --
Excess distributions of net realized gain on
   investments.........................................           --               (243,460)            --                 --
Tax return of capital distributions....................           --               --                   --                   (492)

                      Total Dividends and Distributions           --            (15,360,926)            --                (53,846)

Capital Share Transactions (Note 5)
Shares sold............................................        7,141,260         30,775,483             358,352         6,284,956
Shares issued in reinvestment of dividends
   and distributions...................................           --             15,360,054             --                 10,146
Shares redeemed........................................      (36,780,297)       (24,494,245)            (91,046)          (87,966)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions      (29,639,037)        21,641,292             267,306         6,207,136


                              Total Increase (Decrease)      (28,879,765)        11,144,018              70,616         6,453,467

Net Assets
Beginning of period....................................      209,747,312        198,603,294           6,453,467            --

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $180,867,547       $209,747,312          $6,524,083        $6,453,467



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $  2,638,175       $    (11,210)          $  17,468        $   --


(a)      Period from April 15, 1999 (date operations commenced) through December 31, 1999.



                                                                         Bond
                                                                        Account

                                                             Six Months           Year
                                                                 Ended            Ended
                                                               June 30,        December 31,
                                                                2000              1999

Operations
Net investment income (operating loss).................     $  4,259,246       $  8,576,397
Net realized gain (loss) from investment transactions..       (4,991,322)          (389,028)
Change in unrealized appreciation/depreciation
   of investments......................................        1,635,931        (11,581,812)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          903,855         (3,394,443)

Dividends and Distributions to Shareholders
From net investment income.............................           --             (8,702,169)
Excess dividends from  net investment income...........           --               --
From net realized gain on investments..................           --               --
Excess distributions of net realized gain on
   investments.........................................           --               --
Tax return of capital distributions....................           --               --

                      Total Dividends and Distributions           --             (8,702,169)

Capital Share Transactions (Note 5)
Shares sold............................................        4,281,491         22,315,562
Shares issued in reinvestment of dividends
   and distributions...................................           --              8,702,169
Shares redeemed........................................      (18,545,175)       (15,827,234)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions      (14,263,684)        15,190,497


                              Total Increase (Decrease)      (13,359,829)         3,093,885

Net Assets
Beginning of period....................................      125,066,660        121,972,775

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $111,706,831       $125,066,660



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $  4,259,681       $        435




                                                                      Capital Value                     Government Securities
                                                                         Account                               Account

                                                             Six Months            Year             Six Months            Year
                                                                Ended              Ended               Ended              Ended
                                                              June 30,         December 31,          June 30,         December 31,
                                                                2000               1999                2000               1999

Operations
Net investment income (operating loss).................     $  2,757,712       $  8,240,632        $  3,922,839       $ 8,781,791
Net realized gain (loss) from investment and
   foreign currency transactions.......................       13,074,267         28,203,265            (562,640)           56,873
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................      (39,160,861)       (53,910,054)            633,036        (9,257,079)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations      (23,328,882)       (17,466,157)          3,993,235          (418,415)

Dividends and Distributions to Shareholders
From net investment income.............................           --             (8,380,269)            --             (8,912,447)
Excess distribution of net investment income...........           --               --                   --                 --
From net realized gain on investments and foreign
   currency transactions...............................           --            (32,879,252)            --                 --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           --             (9,290,749)            --                 --
Tax return of capital distributions....................           --                 (3,567)            --                 --


                      Total Dividends and Distributions           --            (50,553,837)            --             (8,912,447)

Capital Share Transactions (Note 5)
Shares sold............................................       11,556,821         41,555,654           2,656,088        24,153,463
Shares issued in reinvestment of dividends
   and distributions...................................           --             50,392,205             --              8,912,447
Shares redeemed........................................      (68,608,170)       (41,724,892)        (25,020,961)      (27,264,804)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions      (57,051,349)        50,222,967         (22,364,873)        5,801,106


                              Total Increase (Decrease)      (80,380,231)       (17,797,027)        (18,371,638)       (3,529,756)

Net Assets
Beginning of period....................................      367,926,766         50,222,967         137,787,470       141,317,226

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $287,546,535       $367,926,766        $119,415,832      $137,787,470



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $  2,757,712       $   --              $  3,936,538           $13,699




                                                                         Growth                                High Yield
                                                                        Account                                 Account

                                                             Six Months           Year              Six Months           Year
                                                                Ended             Ended                Ended             Ended
                                                              June 30,         December 31,           June 30,        December 31,
                                                                2000              1999                  2000              1999

Operations
Net investment income (operating loss).................     $   (199,407)      $  2,040,052         $   586,343       $ 1,197,302
Net realized gain (loss) from investment and
   foreign currency transactions.......................       35,098,130         37,694,571            (671,754)         (593,513)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................      (22,520,472)         7,380,568            (135,739)         (350,732)

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       12,378,251         47,115,191            (221,150)          253,057

Dividends and Distributions to Shareholders
From net investment income.............................           --             (2,019,736)            --             (1,222,012)
Excess distribution of net investment income...........           --               --                   --                (48,020)
From net realized gain on investments and foreign
   currency transactions...............................      (37,693,519)        (1,365,000)            --                 --
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           --               --                   --                 --
Tax return of capital distributions....................           --               --                   --                 --


                      Total Dividends and Distributions      (37,693,519)        (3,384,736)            --             (1,270,032)

Capital Share Transactions (Note 5)
Shares sold............................................       16,709,771         55,919,566              45,830           375,171
Shares issued in reinvestment of dividends
   and distributions...................................       37,484,389          3,365,051             --              1,270,031
Shares redeemed........................................      (29,381,172)       (16,961,092)            (91,820)         (993,134)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions       24,812,988         42,323,525             (45,990)          652,068


                              Total Increase (Decrease)         (502,280)        86,053,980            (267,140)         (364,907)

Net Assets
Beginning of period....................................      345,881,593        259,827,613          13,677,725        14,042,632

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $345,379,313       $345,881,593         $13,410,585       $13,677,725



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $   (179,091)      $     20,316         $   502,290       $   (84,053)


                                                                    International
                                                                       Account


                                                                Ended             Ended
                                                              June 30,         December 31,
                                                                2000              1999

Operations
Net investment income (operating loss).................     $  1,508,530       $  5,217,374
Net realized gain (loss) from investment and
   foreign currency transactions.......................        8,262,057         12,581,615
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................       (6,854,766)        22,634,156

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations        2,915,821         40,433,145

Dividends and Distributions to Shareholders
From net investment income.............................         (324,053)        (5,097,167
Excess distribution of net investment income...........           --               --
From net realized gain on investments and foreign
   currency transactions...............................           --            (15,868,120
Excess distribution of net realized gains on
   investments and foreign currency transactions.......           --             (2,783,514
Tax return of capital distributions....................           --               --


                      Total Dividends and Distributions         (324,053)       (23,748,801

Capital Share Transactions (Note 5)
Shares sold............................................       18,070,161         17,339,054
Shares issued in reinvestment of dividends
   and distributions...................................          321,873         23,563,847
Shares redeemed........................................       (8,140,041)       (13,939,684)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions       10,251,993         26,963,217


                              Total Increase (Decrease)       12,843,761         43,647,561

Net Assets
Beginning of period....................................      197,235,476        153,587,915

End of period [including undistributed (overdistributed)
   net investment income (operating loss) as set
   forth below]........................................     $210,079,237       $197,235,476



Undistributed (Overdistributed) Net Investment
   Income (Operating Loss).............................     $  1,054,644       $    (68,786)


                                                                  International SmallCap                     LargeCap Growth
                                                                          Account                                Account

                                                              Six Months           Year              Six Months          Period
                                                                 Ended             Ended                Ended             Ended
                                                               June 30,        December 31,           June 30,        December 31,
                                                                 2000              1999                 2000             1999(a)

Operations
Net investment income (operating loss).................     $     74,929        $   (58,771)         $  (25,650)       $  (15,019)
Net realized gain (loss) from investment and
   foreign currency transactions.......................        5,955,476          4,970,503              83,730          (212,486)
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................       (7,910,608)        11,523,072             452,524         1,923,860

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations       (1,880,203)        16,434,804             510,604         1,696,355

Dividends and Distributions to Shareholders
From net investment income.............................           --                --                  --                 --
From net realized gain on investments and foreign
   currency transactions...............................         (291,821)        (1,673,285)            --                 --


                      Total Dividends and Distributions         (291,821)        (1,673,285)            --                 --

Capital Share Transactions (Note 5)
Shares sold............................................       31,864,922         12,265,656             473,955         5,359,054
Shares issued in reinvestment of dividends
   and distributions...................................          185,184            940,385             --                 --
Shares redeemed........................................      (11,141,622)        (1,002,938)           (100,085)          (10,778)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions       20,908,484         12,203,103             373,870         5,348,276

                                         Total Increase       18,736,460         26,964,622             884,474         7,044,631

Net Assets
Beginning of period....................................       40,039,774         13,075,152           7,044,631            --

End of period [including undistributed net investment
   income (operating loss) as set forth below].........     $ 58,776,234        $40,039,774          $7,929,105        $7,044,631



Undistributed Net Investment Income
   (Operating Loss)....................................     $     55,405        $   --               $  (25,650)       $   --

(a)  Period from April 15, 1999 (date operations commenced) through December 31, 1999.


                                                                         MicroCap                               MidCap
                                                                          Account                               Account

                                                              Six Months           Year             Six Months            Year
                                                                Ended             Ended               Ended              Ended
                                                               June 30,        December 31,          June 30,        December 31,
                                                                 2000               1999               2000              1999

Operations
Net investment income (operating loss).................       $   23,305         $   12,885        $     76,962      $    793,259
Net realized gain (loss) from investment and
   foreign currency transactions.......................          128,567           (531,506)         17,014,591        19,365,345
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................          664,472            432,502          (7,883,583)        9,954,987

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          816,344            (86,119)          9,207,970        30,113,591

Dividends and Distributions to Shareholders
From net investment income.............................           --                 (9,327)            --               (800,858)
From net realized gain on investments and foreign
   currency transactions...............................           --                 --             (12,871,488)      (12,036,219)


                      Total Dividends and Distributions           --                 (9,327)        (12,871,488)      (12,837,077)

Capital Share Transactions (Note 5)
Shares sold............................................        1,836,568          1,463,056          10,556,619        14,176,495
Shares issued in reinvestment of dividends
   and distributions...................................           --                  3,428          12,802,182        12,769,908
Shares redeemed........................................         (534,115)          (336,969)        (18,249,101)      (41,343,300)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions        1,302,453          1,129,515           5,109,700       (14,396,897)

                                         Total Increase        2,118,797          1,034,069           1,446,182         2,879,617

Net Assets
Beginning of period....................................        6,417,668          5,383,599         262,349,825       259,470,208

End of period [including undistributed net investment
   income (operating loss) as set forth below].........       $8,536,465         $6,417,668        $263,796,007      $262,349,825



Undistributed Net Investment Income
   (Operating Loss)....................................       $   26,863         $    3,558        $     76,962      $    --

                                                                      MidCap Growth
                                                                         Account

                                                              Six Months          Year
                                                                 Ended            Ended
                                                               June 30,        December 31,
                                                                 2000              1999

Operations
Net investment income (operating loss).................      $    26,584        $    27,776
Net realized gain (loss) from investment and
   foreign currency transactions.......................        2,008,176            731,050
Change in unrealized appreciation/depreciation of
   investments and translation of assets and
   liabilities in foreign currencies...................         (895,758)           597,863

                 Net Increase (Decrease) in Net Assets
                              Resulting from Operations         1,139,002         1,356,689

Dividends and Distributions to Shareholders
From net investment income.............................           --                (24,552)
From net realized gain on investments and foreign
   currency transactions...............................           --               --


                      Total Dividends and Distributions           --                (24,552)

Capital Share Transactions (Note 5)
Shares sold............................................        4,537,605          5,139,121
Shares issued in reinvestment of dividends
   and distributions...................................           --                 15,052
Shares redeemed........................................         (576,939)          (755,526)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions        3,960,666          4,398,647

                                         Total Increase        5,099,668          5,730,784

Net Assets
Beginning of period....................................       14,264,295          8,533,511

End of period [including undistributed net investment
   income (operating loss) as set forth below].........      $19,363,963        $14,264,295



Undistributed Net Investment Income
   (Operating Loss).....................................     $    29,808        $     3,224


                                                                        MidCap Value                            Money Market
                                                                           Account                                 Account

                                                              Six Months           Period           Six Months            Year
                                                                 Ended              Ended              Ended             Ended
                                                               June 30,         December 31,         June 30,        December 31,
                                                                 2000              1999(a)             2000               1999

Operations
Net investment income..................................       $    5,808         $    9,504        $  3,043,843      $  4,231,004
Net realized gain (loss) from investment transactions..          238,672            502,244             --                 --
Change in unrealized appreciation/depreciation
   of investments .....................................          201,908            187,469             --                 --

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations          446,388            699,217           3,043,843         4,231,004

Dividends and Distributions to Shareholders
From net investment income.............................           --                 (9,504)         (3,043,843)       (4,231,004)
Excess distribution of net investment income...........           --                   (200)            --                 --
From net realized gain on investments..................         (385,612)          (116,388)            --                 --

                      Total Dividends and Distributions         (385,612)          (126,092)         (3,043,843)       (4,231,004)


Capital Share Transactions (Note 5)
Shares sold............................................           81,420          5,179,418          68,251,357       119,049,917
Shares issued in reinvestment of dividends
   and distributions...................................          385,612              3,943           3,043,843         4,228,174
Shares redeemed........................................           (3,534)              (844)        (87,915,332)      (85,617,203)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          463,498          5,182,517         (16,620,132)       37,660,888


                             Total Increase (Decrease)           524,274          5,755,642         (16,620,132)       37,660,888

Net Assets
Beginning of period....................................        5,755,642             --             120,923,710        83,262,822

End of period (including undistributed net
   investment income as set forth below)...............       $6,279,916         $5,755,642        $104,303,578      $120,923,710



Undistributed Net Investment Income....................       $    5,808         $   --            $    --           $     --

(a)  Period from April 22, 1999 (date operations commenced) through December 31, 1999.

                                                                        Real Estate                             SmallCap
                                                                          Account                                Account

                                                              Six Months            Year            Six Months           Year
                                                                Ended              Ended              Ended             Ended
                                                               June 30,        December 31,          June 30,        December 31,
                                                                 2000              1999                2000              1999

Operations
Net investment income..................................      $    299,896       $   545,284         $    36,137       $     8,236
Net realized gain (loss) from investment transactions..          (40,359)        (1,459,133)          3,770,812         4,522,953
Change in unrealized appreciation/depreciation
   of investments .....................................        1,389,211            390,875            (983,108)        2,652,903

                  Net Increase (Decrease) in Net Assets
                              Resulting from Operations        1,648,748           (522,974)          2,823,841         7,184,092

Dividends and Distributions to Shareholders
From net investment income.............................          (10,824)          (571,628)            --                 (8,617)
Excess distribution of net investment income...........           --                 --                 --                 --
From net realized gain on investments..................           --                 --              (2,208,308)       (2,243,300)

                      Total Dividends and Distributions          (10,824)          (571,628)         (2,208,308)       (2,251,917)


Capital Share Transactions (Note 5)
Shares sold............................................        1,619,070          1,094,954           9,884,726         9,247,605
Shares issued in reinvestment of dividends
   and distributions...................................           10,824            120,628           1,356,208         1,257,617
Shares redeemed........................................         (645,710)          (469,452)         (2,085,876)       (1,422,059)

                  Net Increase (Decrease) in Net Assets
                        from Capital Share Transactions          984,184            746,130           9,155,058         9,083,163


                             Total Increase (Decrease)         2,622,108           (348,472)          9,770,591        14,015,338

Net Assets
Beginning of period....................................       10,560,284         10,908,756          26,109,643        12,094,305

End of period (including undistributed net
   investment income as set forth below)...............      $13,182,392        $10,560,284         $35,880,234       $26,109,643



Undistributed Net Investment Income....................      $   310,872        $    21,800         $    36,228       $        91


                                                                    SmallCap Growth                         SmallCap Value
                                                                        Account                                 Account

                                                              Six Months           Year              Six Months           Year
                                                                 Ended             Ended                Ended            Ended
                                                               June 30,        December 31,           June 30,        December 31,
                                                                 2000              1999                 2000              1999

Operations
Net investment income (operating loss).................      $  (199,669)       $   (94,372)        $    60,395       $    70,538
Net realized gain from investment transactions.........        7,660,938          2,142,989           1,331,615           490,603
Change in unrealized appreciation/depreciation of
   investments.........................................         (573,818)        12,830,588            (799,100)        1,306,560

                             Net Increase in Net Assets
                              Resulting from Operations        6,887,451         14,879,205             592,910         1,867,701

Dividends and Distributions to Shareholders
From net investment income.............................           --                 --                 --                (70,821)
From net realized gain on investments..................         (842,051)          (377,219)            --                 --

                      Total Dividends and Distributions         (842,051)          (377,219)            --                (70,821)


Capital Share Transactions (Note 5)
Shares sold............................................       38,519,432         17,228,800           2,035,822         2,845,395
Shares issued in reinvestment of dividends
   and distributions...................................          668,051            279,819             --                 38,121
Shares redeemed........................................       (1,371,974)          (798,052)           (342,349)         (495,325)

                        Net Increase in Net Assets from
                             Capital Share Transactions       37,815,509         16,710,567           1,693,473         2,388,191


                                        Total Increase        43,860,909         31,212,553           2,286,383         4,185,071

Net Assets
Beginning of period....................................       39,675,181          8,462,628          11,080,457         6,895,386

End of period [including undistributed net investment
   income (operating loss) as set forth below].........      $83,536,090        $39,675,181         $13,366,840       $11,080,457



Undistributed Net Investment Income
   (Operating Loss)....................................      $  (199,669)       $    --             $    61,978       $     1,583


                                                                    Stock Index 500                            Utilities
                                                                        Account                                 Account

                                                              Six Months          Period             Six Months          Year
                                                                Ended             Ended                Ended             Ended
                                                               June 30,        December 31,           June 30,       December 31,
                                                                 2000            1999(a)               2000              1999

Operations
Net investment income (operating loss).................      $   276,204        $   252,298         $   374,594       $   632,538
Net realized gain from investment transactions.........           61,766            381,179           1,294,741           539,988
Change in unrealized appreciation/depreciation of
   investments.........................................         (333,603)         2,962,897          (1,326,145)         (571,384)

                             Net Increase in Net Assets
                              Resulting from Operations            4,367          3,596,374             343,190           601,142

Dividends and Distributions to Shareholders
From net investment income.............................           --               (251,839)            --               (631,032)
From net realized gain on investments..................         (280,368)          (325,933)           (386,992)         (137,455)

                      Total Dividends and Distributions         (280,368)          (577,772)           (386,992)         (768,487)


Capital Share Transactions (Note 5)
Shares sold............................................       16,406,592         43,343,872           4,364,201        12,923,415
Shares issued in reinvestment of dividends
   and distributions...................................          221,868            431,172             251,892           488,387
Shares redeemed........................................       (1,285,574)          (705,324)         (1,752,506)         (858,385)

                        Net Increase in Net Assets from
                             Capital Share Transactions       15,342,886         43,069,720           2,863,587        12,553,417


                                        Total Increase        15,066,885         46,088,322           2,819,785        12,386,072

Net Assets
Beginning of period....................................       46,088,322             --              30,684,146        18,298,074

End of period [including undistributed net investment
   income (operating loss) as set forth below].........      $61,155,207        $46,088,322         $33,503,931       $30,684,146



Undistributed Net Investment Income
   (Operating Loss)....................................      $   276,663        $       459         $   376,100       $     1,506


(a)  Period from April 22, 1999 (date operations commenced) through December 31, 1999.

See accompanying notes.


NOTES TO FINANCIAL STATEMENTS
(unaudited)


PRINCIPAL VARIABLE CONTRACTS FUND, INC.

   Aggressive Growth Account                        High Yield Account                            Money Market Account
   Asset Allocation Account                         International Account                         Real Estate Account
   Balanced Account                                 International SmallCap Account                SmallCap Account
   Blue Chip Account                                LargeCap Growth Account                       SmallCap Growth Account
   Bond Account                                     MicroCap Account                              SmallCap Value Account
   Capital Value Account                            MidCap Account                                Stock Index 500 Account
   Government Securities Account                    MidCap Growth Account                         Utilities Account
   Growth Account                                   MidCap Value Account

Note 1 -- Significant Accounting Policies

Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of 23 accounts (Aggressive Growth Account, Asset Allocation Account, Balanced Account, Blue Chip Account, Bond Account, Capital Value Account, Government Securities Account, Growth Account, High Yield Account, International Account, International SmallCap Account, LargeCap Growth Account, MicroCap Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, Stock Index 500 Account and Utilities Account) (known as the "Accounts").

During April 1999, Principal Life Insurance Company (See Note 3) made initial purchases of Capital Shares of four new accounts as follows:

            Date                                                 Capital
         Operations                                              Shares
          Commenced                   Account Name              Purchased

      April 15, 1999          Blue Chip Account                   500,000
      April 15, 1999          LargeCap Growth Account             500,000
      April 22, 1999          MidCap Value Account                500,000
      April 22, 1999          Stock Index 500 Account           1,000,000

The Accounts (with the exception of the Money Market Account) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock
Exchange and would therefore not be reflected in the computation of each account's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which an account does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders do not have access to the account.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International and International SmallCap Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The Money Market Account values its securities at amortized cost, which approximates market. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

With respect to the International and International SmallCap Accounts, the value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

The Accounts record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis.

With respect to the  International  and  International  SmallCap  Accounts,  net
realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the Accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments.

With respect to the Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date.

Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Material reclassifications made for the Accounts were as follows:

                                                       Year Ended
                                                    December 31, 1999

     Aggressive Growth Account                          $237,223
     Asset Allocation Account                             52,169
     Growth Account                                       46,545
     High Yield Account                                  159,175
     International Account                                54,062
     International SmallCap Account                      153,217
     MidCap Account                                       63,183
     SmallCap Growth Account                              94,372

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 -- Federal Income Taxes

No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.


Note 3 -- Management Agreement and Transactions With Affiliates

The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rate used in this calculation for the Accounts is as follows:


                                                           Net Assets Value of Accounts
                                                                   (in millions)

                                                     First    Next     Next     Next    Over
                                                     $100     $100     $100     $100    $400

     Aggressive Growth Account                        .80%     .75%     .70%     .65%    .60%
     Asset Allocation Account                         .80      .75      .70      .65     .60
     Balanced Account                                 .60      .55      .50      .45     .40
     Bond Account                                     .50      .45      .40      .35     .30
     Government Securities Account                    .50      .45      .40      .35     .30
     High Yield Account                               .60      .55      .50      .45     .40
     International SmallCap Account                  1.20     1.15     1.10     1.05    1.00
     MicroCap Account                                1.00      .95      .90      .85     .80
     MidCap Account                                   .65      .60      .55      .50     .45
     MidCap Growth Account                            .90      .85      .80      .75     .70
     Money Market Account                             .50      .45      .40      .35     .30
     Real Estate Account                              .90      .85      .80      .75     .70
     SmallCap Account                                 .85      .80      .75      .70     .65
     SmallCap Growth Account                         1.00      .95      .90      .85     .80
     SmallCap Value Account                          1.10     1.05     1.00      .95     .90
     Utilities Account                                .60      .55      .50      .45     .40


                                                            Net Assets Value of Accounts
                                                                    (in millions)

                                                     First    Next     Next     Next      Over
                                                     $250     $250     $250     $250    $1,000

     Blue Chip Account                                .60%     .55%     .50%     .45%     .40%
     Capital Value Account*                           .60      .55      .50      .45      .40
     Growth Account*                                  .60      .55      .50      .45      .40
     International Account*                           .85      .80      .75      .70      .65
     LargeCap Growth Account                         1.10     1.05     1.00      .95      .90
     MidCap Value Account                            1.05     1.00      .95      .90      .85

                                              Overall Fee

     Stock Index 500 Account                      .35%

* At the November 2, 1999 shareholder meeting, a modified management fee schedule, effective January 1, 2000, was approved.

The Manager voluntarily waives a portion of its fee for certain Accounts. The waivers are in amounts that maintain total operating expenses within certain limits. The limits are expressed as a percentage of average daily net assets attributable to each account on an annualized basis during the reporting period. The amounts waived and the operating expense limits, which were maintained at or below that shown, are as follows:

                                                                       Amount Waived

                                                      Period Ended                            Expense
                                                      June 30, 2000                            Limit

     LargeCap Growth Account                             $ 1,476                              1.20%
     MicroCap Account                                      6,821                              1.06
     MidCap Growth Account                                 6,055                               .96
     MidCap Value Account                                    788                              1.20
     SmallCap Growth Account                                --                                1.06
     SmallCap Value Account                               10,461                              1.16
     Stock Index 500 Account                               2,121                               .40

The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by the Accounts through December 31, 2000.

No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the following accounts:

                                                     Period Ended                         Periods Ended
                                                      June 30, 2000                      December 31, 1999

     Aggressive Growth Account                         $  48,260                             $79,526
     Asset Allocation Account                              3,011                              16,160
     Balanced Account                                     10,720                              17,821
     Blue Chip Account                                     1,380                               5,010
     Capital Value Account                                85,687                              61,919
     Growth Account                                       12,390                              40,281
     International Account                               108,393                              95,413
     International SmallCap Account                       17,639                              38,098
     LargeCap Growth Account                                  56                                 701
     MicroCap Account                                      2,028                               3,481
     MidCap Account                                       29,130                              36,480
     MidCap Growth Account                                 1,101                               2,732
     MidCap Value Account                                  7,645                              12,572
     Real Estate Account                                   2,182                               9,240
     SmallCap Account                                      2,992                               3,430
     SmallCap Growth Account                               1,347                                 702
     SmallCap Value Account                               13,969                               1,307
     Stock Index 500 Account                               --                                     23
     Utilities Account                                     9,178                               3,135

All of the shares of the Fund are owned by Principal Life Insurance Company (an affiliate of Princor Financial Services Corporation) and/or one or more separate accounts sponsored by Principal Life Insurance Company.

Note 4 -- Investment Transactions

For the period ended June 30, 2000, the cost of investment  securities purchased
and  proceeds  from  investment   securities  sold  (not  including   short-term
investments and U.S. government securities) by the Accounts were as follows:

                                       Purchases         Sales                                           Purchases         Sales

   Aggressive Growth Account          $179,598,124   $149,571,858      LargeCap Growth Account         $    922,595    $    594,688
   Asset Allocation Account             26,178,506     27,736,523      MicroCap Account                   4,007,992       2,551,056
   Balanced Account                     83,633,803    108,772,507      MidCap Account                   163,775,019     174,029,955
   Blue Chip Account                     3,612,623      3,350,128      MidCap Growth Account             12,685,443       8,666,974
   Bond Account                         26,943,249     37,181,796      MidCap Value Account               5,589,740       5,224,888
   Capital Value Account               209,257,170    260,791,013      Real Estate Account                5,649,743       5,006,979
   Government Securities Account         1,005,937     16,366,067      SmallCap Account                  26,996,035      19,516,251
   Growth Account                      238,565,131    252,404,270      SmallCap Growth Account           54,005,050      20,997,883
   High Yield Account                    8,210,643      7,809,477      SmallCap Value Account            13,546,619      11,545,052
   International Account                95,551,321     90,752,038      Stock Index 500 Account           22,360,848         644,110
   International SmallCap Account      101,102,373     85,337,219      Utilities Account                 28,082,621      25,229,723

At June 30, 2000, net unrealized appreciation (depreciation) of investments by the Accounts was composed of the following:

                                                                                                  Net Unrealized
                                                                                                   Appreciation
                                                                Gross Unrealized                  (Depreciation)

                                                    Appreciation          (Depreciation)          of Investments


     Aggressive Growth Account                           $121,520,839      $(10,157,640)           $111,363,199
     Asset Allocation Account                              16,839,566        (3,665,328)             13,174,238
     Balanced Account                                      19,533,178       (12,136,177)              7,397,001
     Blue Chip Account                                        796,379          (266,665)                529,714
     Bond Account                                             490,286        (6,092,378)             (5,602,092)
     Capital Value Account                                 27,104,567       (27,951,508)               (846,941)
     Government Securities Account                            409,016         (3,277,044)            (2,868,028)
     Growth Account                                        72,202,433       (12,789,134)             59,413,299
     High Yield Account                                        70,754        (1,360,036)             (1,289,282)
     International Account                                 43,210,266       (11,382,296)             31,827,970
     International SmallCap Account                         6,179,909        (3,311,533)              2,868,376
     LargeCap Growth Account                                2,591,801          (215,417)              2,376,384
     MicroCap Account                                       1,325,819          (968,508)                357,311
     MidCap Account                                        65,972,483       (20,268,451)             45,704,032
     MidCap Growth Account                                  2,509,838        (1,938,515)                571,323
     MidCap Value Account                                     701,017          (311,640)                389,377
     Real Estate Account                                    1,149,476          (227,240)                922,236
     SmallCap Account                                       5,246,796        (5,170,747)                 76,049
     SmallCap Growth Account                               20,434,298        (6,866,251)             13,568,047
     SmallCap Value Account                                 1,383,974        (1,189,680)                194,294
     Stock Index 500 Account                                8,745,783        (6,116,489)              2,629,294
     Utilities Account                                      3,252,556        (3,571,909)               (319,353)

The Accounts may trade portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. As of June 30, 2000, Government Securities Account had a TBA purchase commitment involving a security with a face amount of $1,000,000, cost of $1,005,937 and market value of $1,004,458. The account has set aside investment securities and other assets in excess of the commitment to serve as collateral.


At June 30, 2000, the Accounts held the following securities which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect a sale in the ordinary course of business.

                                                                                                          Value at      Value as a
                                                                                 Date of                  June 30,      Percentage
                                        Security Description                   Acquisition      Cost        2000       of Net Assets

   Asset Allocation        Aesop Funding II LLC
     Account                 Collateralized Mortgage Obligation                   5/5/98   $   335,339 $    332,967       0.36%
                           DSM NV Notes                                           5/6/99       198,894      192,680       0.21
                           Israel Electric Corp. Senior Notes                   12/11/96       249,525      239,441       0.26
                           Liberty Mutual Surplus Notes                          4/29/98       275,913      245,786       0.26
                           Prudential Insurance Co. Senior Notes                 7/16/98       298,674      277,251       0.30
                           Vodafone Airtouch PLC
                             Unsubordinated Notes                                 2/7/00       299,526      300,415       0.32

                                                                                                          1,588,540       1.71

   Bond Account            AES Ironwood LLC Senior Secured Bonds                 6/18/99     3,000,000    2,924,970       2.62
                           Orix Credit Alliance Short-Term Notes                 2/26/99     3,000,000    2,984,610       2.67
                           Osprey Trust/Osprey I, Inc.
                             Senior Secured Notes                                9/16/99     3,500,000    3,511,330       3.14
                           Southern Energy, Inc. Senior Notes                    7/21/99     1,999,260    1,828,714       1.64
                           Vodafone Airtouch PLC
                             Unsubordinated Notes                                 2/7/00     1,987,620    1,982,904       1.78

                                                                                                         13,232,528      11.85

   High Yield Account      CE Casecnan Water & Energy Co., Inc.
                             Senior Notes                                        1/21/00       242,500      232,500       1.73
                                                                                 5/11/00       229,375      232,500       1.73
                           Covad Communications Group, Inc.
                             Senior Notes                                        1/21/00       250,000      195,000       1.45
                           Flextronics International Ltd.
                             Senior Subordinated Notes                           6/26/00        99,220      100,750       0.75
                           Level 3 Communications, Inc.
                             Senior Discount Notes                               2/24/00       133,270      136,875       1.02
                                                                                  4/5/00        50,375       54,750       0.41
                           NEXTLINK Communications, Inc. Senior Notes           11/12/99       300,000      292,500       2.18
                           Station Casinos, Inc. Senior Subordinated Notes       6/29/00       298,818      300,750       2.24
                           Tekni-Plex, Inc. Senior Subordinated Notes            6/15/00       295,890      300,000       2.24
                           Tenet Healthcare Corp. Senior Notes                   6/13/00       250,000      251,875       1.88
                           Winstar  Communications, Inc. Senior Notes            3/27/00       500,000      466,250       3.48
                           York Power Funding Ltd. Senior Secured Bonds          7/31/98       100,000       98,000       0.73

                                                                                                          2,661,750      19.85


   Utilities Account       Liberty Media Group Convertible Bond                 11/18/99       329,040      414,720       1.24

The Accounts' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry. Transactions in Capital Shares by account were as follows:

Note 5 -- Capital Share Transactions

                                                      Aggressive         Asset Allocation          Balanced              Blue Chip
                                                    Growth Account            Account               Account               Account

  Period Ended June 30, 2000:
  Shares sold...................................      1,591,243               739,880               476,589                36,507
  Shares issued in reinvestment of
   dividends and distributions..................        579,374               105,970                 --                      --
  Shares redeemed...............................       (158,038)             (821,862)           (2,437,442)               (9,239)

                         Net Increase (Decrease)      2,012,579                23,988            (1,960,853)               27,268



  Periods Ended December 31, 1999:
  Shares sold...................................      3,425,846               636,822             1,878,284               629,250
  Shares issued in reinvestment of
   dividends and distributions..................      1,026,476               603,334             1,005,031                   997
  Shares redeemed...............................       (810,972)           (1,296,076)           (1,497,438)               (8,548)

                         Net Increase (Decrease)      3,641,350               (55,920)            1,385,877               621,699




                                                         Bond                 Capital             Government              Growth
                                                        Account            Value Account      Securities Account          Account

  Period Ended June 30, 2000:
  Shares sold...................................        396,113               394,297               255,771               786,139
  Shares issued in reinvestment of
   dividends and distributions..................           --                  --                     --                1,842,890
  Shares redeemed...............................     (1,710,275)           (2,333,243)           (2,433,301)           (1,391,952)


                        Net Increase (Decrease)      (1,314,162)           (1,938,946)           (2,177,530)            1,237,077



  Year Ended December 31, 1999:
  Shares sold...................................      1,888,601             1,114,820             2,222,644             2,609,763
  Shares issued in reinvestment of
   dividends and distributions..................        798,658             1,633,995               868,448               153,620
  Shares redeemed...............................     (1,344,800)           (1,153,770)           (2,494,519)             (782,721)

                                   Net Increase       1,342,459             1,595,045               596,573             1,980,662




                                                      High Yield           International         International           LargeCap
                                                       Account                Account          SmallCap Account      Growth Account

  Period Ended June 30, 2000:
  Shares sold...................................          6,301             1,132,169             1,727,873                33,711
  Shares issued in reinvestment of
   dividends and distributions..................           --                  20,713                10,351                 --
  Shares redeemed...............................        (12,619)             (508,389)             (597,264)               (7,019)

                        Net Increase (Decrease)          (6,318)              644,493             1,140,960                26,692



  Periods Ended December 31, 1999:
  Shares sold...................................         46,183             1,134,348               974,795               532,362
  Shares issued in reinvestment of
   dividends and distributions..................        170,703             1,554,312                60,281                 --
  Shares redeemed...............................       (121,722)             (910,209)              (84,837)               (1,046)

                                   Net Increase          95,164             1,778,451               950,239               531,316





                                                       MicroCap               MidCap                MidCap             MidCap Value
                                                        Account               Account           Growth Account           Account

  Period Ended June 30, 2000:
  Shares sold...................................        216,221               291,041               409,663                 7,135
  Shares issued in reinvestment of
    dividends and distributions.................           --                 359,612                 --                   38,217
  Shares redeemed...............................        (61,205)             (496,895)              (51,970)                 (325)

                                    Net Increase        155,016               153,758               357,693                45,027



  Periods Ended December 31, 1999:
  Shares sold...................................        178,154               421,789               532,104               517,750
  Shares issued in reinvestment of
    dividends and distributions.................            447               374,173                 1,477                   371
  Shares redeemed...............................        (41,910)           (1,235,799)              (79,631)                  (88)

                         Net Increase (Decrease)        136,691              (439,837)              453,950               518,033




                                                         Money              Real Estate            SmallCap              SmallCap
                                                    Market Account            Account               Account           Growth Account

  Period Ended June 30, 2000:
  Shares sold...................................     68,250,317               186,832               909,722             1,778,616
  Shares issued in reinvestment of
   dividends and distributions..................      3,044,883                 1,304               131,416                33,774
  Shares redeemed...............................    (87,915,332)              (73,837)             (185,162)              (69,350)

                          Net Increase(Decrease)    (16,620,132)              114,299               855,976             1,743,040



   Year Ended December 31, 1999:
  Shares sold...................................    119,049,917               122,880               981,514             1,237,096
  Shares issued in reinvestment of
   dividends and distributions..................      4,228,174                15,099               123,420                15,004
  Shares redeemed...............................    (85,617,203)              (53,710)             (147,886)              (61,655)

                                    Net Increase     37,660,888                84,269               957,048             1,190,445




                                                       SmallCap             Stock Index            Utilities
                                                    Value Account           500 Account             Account

  Period Ended June 30, 2000:
  Shares sold...................................        198,687             1,578,832               396,281
  Shares issued in reinvestment of
   dividends and distributions..................           --                  21,688                22,673
  Shares redeemed...............................        (32,919)             (121,064)             (157,105)

                                    Net Increase        165,768             1,479,456               261,849



  Periods Ended December 31, 1999:
  Shares sold...................................        326,674             4,332,359             1,173,600
  Shares issued in reinvestment of
   dividends and distributions..................          3,981                41,260                44,889
  Shares redeemed...............................        (55,528)              (70,795)              (78,185)

                                    Net Increase        275,127             4,302,824             1,140,304


Note 6 -- Line of Credit

The Accounts participate with other funds and portfolios managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the accounts to borrow up to $75,000,000 collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the average unused portion of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each quarter. At June 30, 2000, the Accounts had no outstanding borrowings under the line of credit.

Note 7 -- Futures Contracts

The Accounts (with the exception of Money Market Account) may enter into futures contracts as a hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included in the net unrealized appreciation (depreciation) of investments on the Statement of Assets and Liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.


June 30, 2000

SCHEDULES OF INVESTMENTS
(unaudited)
AGGRESSIVE GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (96.82%)

Advertising  (0.49%)
   Omnicom Group, Inc.                   23,900      $ 2,128,594

Aircraft & Parts (5.93%)
   General Dynamics Corp.               102,200        5,339,950
   Textron, Inc.                         63,300        3,437,981
   United Technologies Corp.            292,000       17,191,500

                                                      25,969,431
Bakery Products (0.27%)
   Keebler Foods Co.                     31,500        1,169,438

Beverages (1.97%)
   Anheuser-Busch Cos., Inc.             57,800        4,316,937
   PepsiCo, Inc.                         97,500        4,332,656

                                                       8,649,593
Cable & Other Pay TV Services (1.12%)
   Comcast Corp.                         78,600(a)     3,183,300
   Comcast Corp., Class A                18,700(a)       726,963
   TV Guide, Inc., Class A               29,400(a)     1,006,950

                                                       4,917,213
Combination Utility Services (0.23%)
   Montana Power Co.                     28,400        1,002,875

Commercial Banks (2.29%)
   Bank of New York Co., Inc.           151,700        7,054,050
   FleetBoston Financial Corp.           88,100        2,995,400

                                                      10,049,450
Communications Equipment (5.86%)
   Ciena Corp.                           16,100(a)     2,683,669
   Juniper Networks, Inc.                16,600(a)     2,416,337
   Lucent Technologies, Inc.             74,400        4,408,200
   Motorola, Inc.                       195,300        5,675,906
   Nortel Networks Corp.                154,300       10,530,975

                                                      25,715,087
Communications Services, NEC (1.10%)
   Crown Castle International Corp.      73,700(a)     2,690,050
   Nextel Communications, Inc.           25,600(a)     1,566,400
   Spectrasite Holdings, Inc.            20,000(a)       567,500

                                                       4,823,950
Computer & Data Processing
Services (6.89%)
   Genuity, Inc.                         45,000(a)       412,031
   Inktomi Corp.                         11,900(a)     1,407,175
   Microsoft Corp.                      153,700(a)    12,296,000
   Oracle Systems Corp.                  93,400(a)     7,851,438
   Sun Microsystems, Inc.                66,100(a)     6,010,969
   Verisign, Inc.                         3,600(a)       635,400
   Yahoo!, Inc.                          12,800(a)     1,585,600

                                                      30,198,613
Computer & Office Equipment (6.77%)
   Accelerated Networks, Inc.             1,600(a)        67,500
   Cisco Systems, Inc.                  296,100(a)    18,820,856
   EMC Corp.                             37,200(a)     2,862,075
   Hewlett-Packard Co.                   22,500        2,809,687
   International Business Machines Corp. 36,300        3,977,119
   Seagate Technology, Inc.              20,700(a)     1,138,500

                                                      29,675,737
Consumer Products (0.78%)
   Philip Morris Cos., Inc.             129,500        3,439,844

Department Stores (1.28%)
   Wal-Mart Stores, Inc.                 97,900        5,641,488

Drugs (13.83%)
   Abbott Laboratories                   36,100        1,608,706
   American Home Products Corp.         109,300        6,421,375
   Amgen, Inc.                           27,600(a)     1,938,900
   Bristol-Myers Squibb Co.              54,400        3,168,800
   Genentech, Inc.                        3,900(a)       670,800
   Johnson & Johnson                     65,600        6,683,000
   Lilly (Eli) & Co.                     19,200        1,917,600
   Medimmune, Inc.                       17,800(a)     1,317,200
   Merck & Co., Inc.                     60,400        4,628,150
   Pfizer, Inc.                         518,575       24,891,600
   Pharmacia Corp.                      107,864        5,575,221
   Schering-Plough Corp.                 29,400        1,484,700
   Tularik, Inc.                         10,300(a)       303,850

                                                      60,609,902
Eating & Drinking Places (0.16%)
   Brinker International, Inc.           24,500(a)       716,625

Electrical Industrial Apparatus (0.04%)
   Capstone Turbine Corp.                 4,600(a)       207,287

Electronic Components &
Accessories (9.13%)
   Analog Devices, Inc.                  11,400(a)       866,400
   Broadcom Corp., Class A               10,700(a)     2,342,631
   Infineon Technologies AG              20,300(a)     1,608,775
   Intel Corp.                          140,900       18,836,569
   Intersil Holding Corp.                35,800(a)     1,935,438
   JDS Uniphase Corp.                    47,600(a)     5,706,050
   Marvell Technology Group Ltd.          1,900(a)       108,300
   Maxim Integrated Products, Inc.       78,700(a)     5,346,681
   PMC Sierra, Inc.                       4,700(a)       835,131
   Stratos Lightwave, Inc.                7,400(a)       206,275
   Texas Instruments, Inc.              115,200        7,912,800

                                                      39,999,000
Federal & Federally Sponsored
Credit (0.76%)
   Federal National Mortgage Association 63,800        3,329,562

Fire, Marine & Casualty Insurance (1.07%)
   American International Group, Inc.    39,900        4,688,250

Glass & Glassware, Pressed or
Blown (0.84%)
   Corning, Inc.                         13,700        3,697,288

Grain Mill Products (0.38%)
   Quaker Oats Co.                       22,400        1,682,800

Groceries & Related Products (0.66%)
   Safeway, Inc.                         64,500(a)     2,910,562

Hospitals (0.34%)
   HCA - The Healthcare Corp.            49,200      $ 1,494,450

Household Appliances (4.45%)
   General Electric Co.                 368,300       19,519,900

Jewlery, Silverware & Plated
Ware (0.35%)
   Tiffany & Co.                         22,700        1,532,250

Lumber & Other Building
Materials (2.82%)
   Home Depot, Inc.                     248,100       12,389,494

Measuring & Controlling
Devices (1.69%)
   Exfo Electro-Optical Engineering Inc.  5,900(a)       258,863
   PE Corp. - PE Biosystems Goup         22,300        1,469,012

                                                       7,433,925
Miscellaneous Business Services (0.12%)
   StorageNetworks, Inc.                  5,900(a)       532,475

Miscellaneous Manufactures (6.02%)
   Tyco International Ltd.              556,800       26,378,400

Motion Picture Production &
Services (4.23%)
   AT&T Corp. - Liberty Media Group,
     Class A                            246,600(a)     5,980,050
   Time Warner, Inc.                    117,400        8,922,400
   Viacom, Inc., Class B                 53,673(a)     3,659,828

                                                      18,562,278
Motor Vehicles & Equipment (0.31%)
   General Motors Corp., Class H         15,600(a)     1,368,900

Personal Credit Institutions (1.13%)
   American Express Co.                  95,000        4,951,875

Radio & Television Broadcasting (3.21%)
   American Tower Corp., Class A        105,300(a)     4,389,694
   AmFm, Inc.                            58,700(a)     4,050,300
   Clear Channel Communications, Inc.    75,300(a)     5,647,500

                                                      14,087,494
Real Estate Operators & Lessors (0.33%)
   Pinnacle Holdings, Inc.               27,200(a)     1,468,800

Retail Stores, NEC (0.42%)
   Costco Wholesale Corp.                56,400(a)     1,861,200

Savings Institutions (1.75%)
   Citigroup, Inc.                      127,100        7,657,775

Soap, Cleaners & Toilet Goods (0.54%)
   Procter & Gamble Co.                  41,700        2,387,325

Special Industry Machinery (2.31%)
   Applied Materials, Inc.               95,300(a)     8,636,563
   ASM Lithography Holdings NV           26,900(a)     1,186,962

                                                       9,823,525
Telephone Communication (4.15%)
   AT&T Corp.                            68,590        2,169,159
   AT&T Wireless Group                   35,700(a)       995,137
   BellSouth Corp.                       21,000          895,125
   Global Crossing Ltd.                  40,611(a)     1,068,582
   GTE Corp.                            100,900        6,281,025
   NEXTLINK Communications               11,600(a)       440,075
   Sprint Corp.                          49,900        2,544,900
   WorldCom, Inc.                        82,800(a)     3,798,450

                                                      18,192,453
Women's Accessory & Specialty
Stores (0.43%)
   Intimate Brands, Inc.                 96,500        1,905,875

Women's Clothing Stores (0.37%)
   Limited, Inc.                         75,300        1,628,362


           Total Portfolio Investments (96.82%)      424,399,345

Cash and receivables, net of liabilities (3.18%)      13,919,784

                     Total Net Assets (100.00%)     $438,319,129



(a) Non-income producing security - No dividend paid during the past twelve months.

ASSET ALLOCATION ACCOUNT


                                        Shares
                                         Held           Value

Common Stocks (55.78%)

Advertising (0.31%)
   Omnicom Group, Inc.                    1,200       $  106,875
   R.H. Donnelley Corp.                   9,120(a)       176,700

                                                         283,575
Air Transportation, Scheduled (0.47%)
   British Airways PLC ADR                1,400           80,500
   Continental Airlines, Inc.             4,200(a)       197,400
   KLM Royal Dutch Air                    5,955          158,179

                                                         436,079
Aircraft & Parts (1.94%)
   General Dynamics Corp.                 7,700          402,325
   Textron, Inc.                          3,100          168,368
   United Technologies Corp.             20,800        1,224,600

                                                       1,795,293
Apparel, Piece Goods, & Notions (0.03%)
   Kenneth Cole Productions                 650(a)        26,000

Asphalt Paving & Roofing
Materials (0.00%)
   Elcor Corp.                              100            2,300

Bakery Products (0.06%)
   Keebler Foods Co.                      1,500           55,687

Beverages (0.56%)
   Anheuser-Busch Cos., Inc.              2,800          209,125
   Bass PLC ADR                          88,928          103,230
   PepsiCo, Inc.                          4,700          208,856

                                                         521,211
Blast Furnace & Basic Steel
Products (0.05%)
   Corus Group PLC                        3,500(a)        50,312

Cable & Other Pay TV Services (0.27%)
   Comcast Corp.                          4,500(a)       182,250
   TCI Satellite Entertainment, Inc.      2,200(a)        19,112
   TV Guide, Inc., Class  A               1,400(a)        47,950

                                                         249,312
Chemicals & Allied Products (1.05%)
   Asahi Chemical Industry Co. ADR        4,100          290,639
   Bayer AG Sponsored ADR               310,735          419,850
   Mitsubishi Chemical Corp.              6,100          250,800
   Nova Chemicals Corp.                     696           14,964

                                                         976,253
Colleges & Universities (0.04%)
   DeVry, Inc.                            1,300(a)        34,369

Combination Utility Services (0.40%)
   Montana Power Co.                      1,500           52,969
   NiSource, Inc.                        17,300          322,212

                                                         375,181
Commercial Banks (3.96%)
   ABN-AMRO Holdings ADR                721,870          537,182
   Allied Irish Banks ADR                 8,700          154,425
   Banco Santander Central               23,400          242,775
   Bank of New York Co., Inc.            12,600          585,900
   Bank One Corp.                         1,600           42,500
   Barclays PLC ADR                      15,571          557,100
   Chase Manhattan Corp.                  6,270          288,812
   Commerz Bank ADR                       3,600          128,719
   FleetBoston Financial Corp.           15,090          513,060
   HSBC Holdings PLC                      3,600          208,575
   J.P. Morgan & Co., Inc.                  300           33,038
   Mellon Financial Corp.                 2,900          105,669
   PNC Financial Corp.                    2,100           98,437
   Westpac Banking ADR                    4,900          175,175

                                                       3,671,367
Commercial Printing (0.21%)
   Dai Nippon Printing Co.                1,100          194,317

Commercial Sports (0.05%)
   Championship Auto Racing               1,700(a)        43,350

Communications Equipment (6.26%)
   Advanced Fibre Communication             900(a)        40,781
   Alcatel ADR                            7,917          526,480
   Ancor Communications, Inc.             2,800(a)       100,144
   Ciena Corp.                              800(a)       133,350
   CTC Communications Group               4,050(a)       145,800
   ECI Telecommunications Ltd. ADR        1,700           60,775
   Efficient Networks, Inc.               1,000(a)        73,562
   Gilat Satellite Networks                 400(a)        27,750
   Harmonic, Inc.                         3,300(a)        81,675
   Harris Corp.                           3,900          127,725
   Juniper Networks, Inc.                   800(a)       116,450
   Koninklijke (Royal) Philips
      Electronics NV                     29,448        1,398,780
   Lucent Technologies                    3,600          213,300
   Matsushita Electric ADR                  800          205,600
   Motorola, Inc.                         9,600          279,000
   Nortel Networks Corp.                 25,056        1,710,072
   Plantronics, Inc.                        200(a)        23,100
   Powerwave Technologies, Inc.           1,900(a)         3,600
   Proxim, Inc.                             900(a)        89,072
   SBA Communications Corp.               4,900(a)       254,494
   Sensormatic Electronics Corp.          2,400(a)        37,950
   Sirius Satellite Radio, Inc.             200(a)         8,863
   Terayon Communication Systems, Inc.      600(a)        38,541
   Vertel Corp.                           1,600(a)        28,000

                                                       5,804,864
Communications Services, NEC (0.49%)
   ACTV, Inc.                               500(a)         7,469
   Crown Castle International Corp.      23,500(a)       127,750
   L-3 Communications Holdings            1,000(a)        57,062
   Microcell Telecommunications             700(a)        25,288
   Nextel Communications, Inc.            1,200(a)        73,425
   Spectrasite Holdings, Inc.            55,400(a)       153,225
   XM Satellite Radio Holdings, Class A     300(a)        11,231

                                                         455,450
Computer & Data Processing Services (2.31%)
   3COM Corp.                               500(a)        28,812
   Allaire Corp.                            700(a)        25,725
   Audiocodes Ltd.                          400(a)        48,000
   Cacheflow, Inc.                          400(a)        24,625
   Documentum, Inc.                         200(a)        17,875
   Espeed, Inc., Class A                    100(a)         4,344
   Genuity, Inc.                          4,100(a)        37,541
   Informatica Corp.                      1,300(a)       106,519
   Inktomi Corp.                            600(a)        70,950
   Mediaplex, Inc.                        1,300(a)        25,106
   Micromuse, Inc.                          800(a)       132,388
   Microsoft Corp.                        7,500(a)       600,000
   Netegrity, Inc.                          500(a)        37,656
   Oracle Systems Corp.                   4,500(a)       378,281
   PurchasePro.com, Inc.                    900           36,900
   Saga Systems, Inc.                    10,400(a)       129,350
   SmartServ Online, Inc.                   100(a)         7,056
   Sun Microsystems, Inc.                 3,200(a)       291,000
   Verisign, Inc.                           200(a)        35,300
   Virage, Inc.                             500(a)         9,031
   Voyager.Net, Inc.                      3,000(a)        24,000
   Yahoo, Inc.                              600(a)        74,325

                                                       2,144,784
Computer & Office Equipment (2.17%)
   Accelerated Networks, Inc.               100(a)         4,219
   Accord Networks Ltd.                   2,300(a)        21,275
   Cirrus Logic, Inc.                     1,200(a)        19,200
   Cisco Systems, Inc.                   14,400(a)       915,300
   EMC Corp.                              1,800(a)       138,487
   Hewlett-Packard Co.                    1,100          137,362
   Hitachi Ltd. ADR                       2,900          417,962
   International Business Machines Corp.  1,800          197,213
   Interlink Electronics, Inc.              500(a)        20,938
   Precise Software Solution                100(a)         2,400
   Sandisk Corp.                          1,400(a)        85,663
   Seagate Technology, Inc.               1,000(a)        55,000

                                                       2,015,019
Concrete Work (0.08%)
   Pioneer International ADR             25,000           70,902

Concrete, Gypsum & Plaster Products (0.14%)
   Italcementi S P A                     13,520          127,657

Consumer Products (0.21%)
   Philip Morris Cos., Inc.               7,350          195,234

Crude Petroleum & Natural Gas (0.06%)
   USX-Marathon Group, Inc.               2,300           57,644

Department Stores (0.47%)
   BJ's Wholesale Club, Inc.              1,700(a)        56,100
   Marui Corp.                            2,800          107,446
   Wal-Mart Stores, Inc.                  4,800          276,600

                                                         440,146
Drugs (4.59%)
   Abbott Laboratories                    1,800           80,212
   American Home Products Corp.           7,700          452,375
   Amgen, Inc.                            1,300(a)        91,325
   Bristol-Myers Squibb Co.               2,700          157,275
   Corixa Corp.                             700(a)        30,056
   Genentech, Inc.                          200(a)        34,400
   Johnson & Johnson                      3,200          326,000
   Lilly (Eli) & Co.                        900           89,887
   Omnicom Group, Inc.                    2,400       $  240,000
   Medimmune, Inc.                          900(a)        66,600
   Merck & Co.                            2,900          222,213
   Novartis AG Sponsored ADR              5,758          230,320
   Novo Nordisk ADR                       3,200          270,400
   NPS Pharmaceuticals, Inc.              1,600(a)        42,800
   Nycomed Amersham PLC ADR               8,569          419,881
   Pfizer, Inc.                          25,500        1,224,000
   Pharmacia Corp.                        5,232          270,429
   Schering-Plough Corp.                  1,400           70,700
   Smithkline Beecham PLC                 2,200          143,413
   Tularik, Inc.                          1,200(a)        35,400

                                                       4,257,686
Drugs, Proprietaries & Sundries (0.01%)
   Priority Healthcare Corp.                100(a)         7,431

Eating & Drinking Places (0.15%)
   Brinker International, Inc.            1,200(a)        35,100
   P.F. Changs China Bistro, Inc.         1,400          44,7132
   Papa John's International, Inc.        2,600(a)        63,700

                                                         143,512
Electric Services (0.46%)
   Avista Corp.                             600           10,462
   Endesa SA ADR                          5,600          109,200
   EVN AG ADR                            10,800           80,752
   National Power ADR                     3,422           87,261
   New Century Energies, Inc.             2,400           72,000
   Pinnacle West Capital Corp.            1,000           33,875
   Shandong Huaneng Power Development
     Ltd. ADR                             8,000           33,500

                                                         427,050
Electrical Industrial Apparatus (0.01%)
   Capstone Turbine Corp.                   300(a)        13,519

Electronic Components & Accessories (3.38%)
   Analog Devices, Inc.                     600(a)        45,600
   ASM International NV                   1,900(a)        50,350
   Bookham Technology PLC ADR               400(a)        23,700
   Broadcom Corp., Class A                  500(a)       109,469
   DDI Corp.                                800(a)        22,800
   Hi / Fn, Inc.                            400(a)        17,750
   Infineon Technologies ADR              1,000(a)        79,250
   Intel Corp.                            6,900          922,444
   Intersil Holding Corp.                 1,700(a)        91,906
   JDS Uniphase Corp.                     2,300(a)       275,712
   Kyocera Corp. ADR                      3,000          515,437
   Lattice Semiconductor Corp.              400(a)        27,650
   Marvell Technology Group Ltd.            100(a)         5,700
   Maxim Integrated Products, Inc.        3,900(a)       264,956
   Micrel, Inc.                           1,000(a)        43,438
   PMC Sierra, Inc.                         200(a)        35,538
   Stratos Lightwave, Inc.                  500(a)        13,938
   Texas Instruments, Inc.                5,600          384,650
   Transwitch Corp.                       2,550(a)       196,828

                                                       3,127,116
Family Clothing Stores (0.35%)
   TJX Cos., Inc.                        17,500          328,125

Federal & Federally Sponsored Credit (0.43%)
   Federal National Mortgage Association  7,600          396,625

Finance Services (0.53%)
   Nomura Secs Co. Ltd. ADR               2,000          490,541

Fire, Marine & Casualty
Insurance (1.10%)
   Allstate Corp.                        12,300          273,675
   American International Group, Inc.     2,000          235,000
   Loews Corp.                            2,900          174,000
   St. Paul Cos.                          1,900           64,837
   Tokio Marine & Fire Insurance ADR      4,600          273,700

                                                       1,021,212
Footwear, Except Rubber (0.61%)
   Olivetti & Co. ADR                   153,968          562,322

Freight Transportation
Arrangement (0.14%)
   C H Robinson Worldwide, Inc.           2,600          128,700

Furniture & Home Furnishings
Stores (0.06%)
   Tuesday Morning Corp.                  5,600(a)        58,800

General Industrial Machinery (0.36%)
   Amergroup Ltd.                         5,500           75,920
   SKF AB ADR                            15,370          255,527

                                                         331,447
Glass & Glassware, Pressed or
Blown (0.20%)
   Corning, Inc.                            700          188,912

Grain Mill Products (0.09%)
   Quaker Oats Co.                        1,100           82,637

Groceries & Related Products (0.15%)
   Safeway, Inc.                          3,100(a)       139,887

Health & Allied Services, NEC (0.07%)
   Accredo Health, Inc.                   1,850(a)        63,941

Hospitals (0.17%)
   Community Health Systems, Inc.         2,700(a)        43,706
   HCA - The Healthcare Corp              2,400           72,900
   Triad Hospitals, Inc.                  1,600(a)        38,700

                                                         155,306
Hotels & Motels (0.19%)
   Four Seasons Hotel, Inc.                 800           49,750
   Hilton Group PLC                      18,500          129,393

                                                         179,143
Household Appliances (1.03%)
   General Electric Co.                  18,000          954,000

Household Audio & Video
Equipment (0.52%)
   C-COR.Net Corp.                          500(a)        13,500
   Sony Corp. ADR                         5,000          471,563

                                                         485,063
Household Furniture (0.01%)
   Furniture Brands International, Inc.     700           10,588

Industrial Inorganic Chemicals (0.51%)
   Akzo ADR                               8,566          360,307
   USEC, Inc.                            23,500          108,688

                                                         468,995
Jewelry, Silverware & Plated
Ware (0.08%)
   Tiffany & Co.                          1,100           74,250

Life Insurance (0.81%)
   American General Corp.                 5,300          323,300
   Lincoln National Corp.                 9,800          354,025
   Reinsurance Group of America, Inc.     2,500           75,313

                                                         752,638
Lumber & Other Building
Materials (0.65%)
   Home Depot, Inc.                      12,050          601,747

Measuring & Controlling Devices (0.32%)
   Aclara Biosciences, Inc.                 600(a)        30,562
   Credence Systems Corp.                 1,000(a)        55,188
   Exfo Electro-Optical                     400(a)        17,550
   LTX Corp.                                400(a)        13,975
   Molecular Devices Corp.                  800(a)        55,350
   PE Corp. - PE Biosystems               1,100           72,463
   Veeco Instruments, Inc.                  689(a)        50,469

                                                         295,557
Medical Instruments & Supplies (0.08%)
   Techne Corp.                             600(a)        78,000

Medical Services & Health
Insurance (0.14%)
   Torchmark Corp.                        1,900           46,906
   UnumProvident Corp.                    3,900           78,244

                                                         125,150
Metalworking Machinery (0.13%)
   Makita Corp. ADR                      13,000          121,875

Miscellaneous Amusement, Recreation
Services (0.03%)
   Station Casinos, Inc.                  1,000(a)        25,000

Miscellaneous Business Services (0.08%)
   Netratings, Inc.                       1,500(a)        38,438
   StorageNetworks, Inc.                    400(a)        36,100

                                                          74,538
Miscellaneous Chemical Products (0.10%)
   Millenium Chemicals, Inc.              5,500           93,500

Miscellaneous Electrical Equipment &
Supplies (0.47%)
   TDL Corp. ADR                          2,800          401,100
   Universal Electronics, Inc.            1,400(a)        34,388

                                                         435,488
Miscellaneous Food & Kindred
Products (0.84%)
   Groupe Danone                         21,528          579,910
   Nestle Reg. ADR                        2,000          200,791

                                                         780,701
Miscellaneous Investing (0.13%)
   AMLI Residential Properties Trust      1,300           30,631
   Arden Realty Group, Inc.               1,300           30,550
   Federal Realty Investment Trust        1,400           28,000
   Public Storage, Inc.                   1,400           32,813

                                                         121,994
Miscellaneous Manufacturers (1.38%)
   Tyco International Ltd.               27,100       $1,283,863

Mortgage Bankers & Brokers (0.14%)
   Countrywide Credit Industries, Inc.    4,400          133,375

Motion Picture Production &
Services (1.01%)
   AT&T Corp.- Liberty Media             11,800(a)       286,150
   Time Warner, Inc.                      5,800          440,800
   Todd AO Corp, Class A                    800(a)        32,380
   Viacom (B), Inc.                       2,604(a)       177,560

                                                         936,890
Motor Vehicles & Equipment (1.57%)
   Fiat Sp ADR                            2,585           66,887
   General Motors Corp.                   2,100          121,931
   General Motors, Class H                  800(a)        70,200
   Meritor Automotive, Inc.              26,166          287,826
   Toyota Motor Co. ADR                   8,600          801,412
   Volkswagen ADR                        14,000          107,362

                                                       1,455,618
Motorcycles, Bicycles & Parts (0.03%)
   Ducati Motor Holding ADR               1,000(a)        25,750

Non-Classifiable Establishments (0.03%)
   Keppel Corp. Ltd. ADR                  5,375           23,254

Opthalmic Goods (0.25%)
   Bausch & Lomb, Inc.                    2,550          197,306
   Cooper Cos., Inc.                      1,000           36,375

                                                         233,681
Periodicals (0.03%)
   Martha Stewart Living Omnimedia, Inc.  1,100(a)        24,200

Personal Credit Institutions (0.25%)
   American Express Co.                   4,500          234,563

Petroleum Refining (1.14%)
   BP Amoco PLC                           1,400           79,187
   Conoco, Inc., Class A                 11,500          253,000
   Exxon Mobil Corp.                      4,000          314,000
   Total Fina Elf SA ADR                  5,410          415,556

                                                       1,061,743
Photographic Equipment &
Supplies (0.50%)
   Fuji Photo Film                        8,800          372,900
   Oce NV                                 5,733           91,728

                                                         464,628
Plumbing & Heating, Except
Electric (0.05%)
   Masco Corp.                            2,400           43,350

Professional & Commercial
Equipment (0.04%)
   Biosource International, Inc.          1,500(a)        33,375

Radio & Television Broadcasting (1.00%)
   Acme Communications, Inc.              2,000(a)        36,500
   American Tower Corp., Class A          5,100(a)       212,606
   AMFM, Inc.                             2,900(a)       200,100
   Clear Channel Comm.                    3,600(a)    $  270,000
   Pegasus Communications                 1,900(a)        93,219
   Radio One, Inc.                        1,500(a)        44,344
   Radio One, Inc., Class D W/I           3,000(a)        66,187
   Radio Unica Communication              1,300(a)         9,100

                                                         932,056
Radio, Television & Computer
Stores (0.05%)
   Intertan, Inc.                         1,950(a)        22,913
   Tweeter Home Entertainment Group, Inc.   800(a)        24,300

                                                          47,213
Railroads (0.09%)
   Nagoya Railroad Co. Ltd.               2,900           83,600

Real Estate Operators & Lessors (0.60%)
   Pinnacle Holdings, Inc.                6,300(a)       340,200
   Sekisui House Ltd. ADR                 2,300          213,258

                                                         553,458
Research & Testing Services (0.40%)
   Corporate Executive Board Co.          4,400(a)       263,450
   CV Therapeutics, Inc.                    600(a)        41,587
   Exelixis, Inc.                           600(a)        20,025
   Luminex Corp.                            500(a)        20,813
   Sequenom, Inc.                           500(a)        22,688

                                                         368,563
Retail Stores, NEC (0.10%)
   Costco Wholesale Corp.                 2,800(a)        92,400

Savings Institutions (0.40%)
   Citigroup, Inc.                        6,200          373,550

Search & Navigation Equipment (0.19%)
   Litton Industries, Inc.                4,300(a)       180,600

Soap, Cleaners & Toilet Goods (1.03%)
   Kao Corp. ADR                          2,200          673,715
   Procter & Gamble Co.                   2,000          114,500
   Shiseido Co. Ltd. ADR                 11,000          170,508

                                                         958,723
Special Industry Machinery (0.54%)
   Applied Materials, Inc.                4,600(a)       416,875
   ASM Lithography Holdings               1,300(a)        57,363
   Asyst Technologies, Inc.                 900(a)        30,825

                                                         505,063
Telephone Communication (3.69%)
   AT&T Corp.                             9,041          285,922
   AT&T Wireless Group                    3,200(a)        89,200
   Airgate PCS, Inc.                        300(a)        15,769
   BCE, Inc.                             11,180          266,224
   Bell Atlantic Corp.                    6,600          335,362
   BellSouth Corp.                        4,900          208,862
   CFW Communications Co.                 2,800          105,000
   Clearnet Communications                  600(a)        16,659
   Corecomm Ltd.                          1,275(a)        24,863
   Flag Telecom Holdings Ltd.             6,800(a)       101,150
   Global Crossing Ltd.                   3,078(a)        80,990
   GTE Corp.                              4,900          305,025
   Net2000 Communications                 2,000(a)        32,750
   NEXTLINK Communications, Class A         843(a)        31,981
Telephone Communication (Continued)
   Northeast Optic Network, Inc.            600(a)        36,975
   Rural Cellular Corp.                     300(a)        22,969
   Sprint Corp.                           8,000          408,000
   Telefonica SA ADR                      7,959(a)       509,873
   Telesp Cellular Parti-ADR              2,500          112,188
   U.S. West, Inc.                        1,100           94,325
   Worldcom, Inc.                         7,400(a)       339,475

                                                       3,423,562
Tires & Inner Tubes (0.25%)
   Bridgestone ADR                        1,100          233,409

Trucking & Courier Services, Except
Air (0.01%)
   Forward Air Corp.                        200(a)         8,000

Water Transportation of
Freight, NEC (0.16%)
   Pennisular & Oriental Steamships ADR   5,850           99,721
   American Classic Voyages Co.           2,300(a)        47,438

                                                         147,159
Women's Accessory & Specialty
Stores (0.10%)
   Intimate Brands, Inc.                  4,700           92,825

Women's Clothing Stores (0.18%)
   Chico's Fas, Inc.                      2,400(a)        48,000
   David's Bridal, Inc.                   3,200(a)        37,000
   Limited, Inc.                          3,600           77,850

                                                         162,850


                            Total Common Stocks       51,746,623

Preferred Stocks (0.08%)

Newspapers (0.06%)
   News Corp Ltd Pfd ADR                  1,100           52,250

Real Estate Agents & Managers (0.02%)
   Atlantic Gulf Communities              4,809           22,843


                         Total Preferred Stocks           75,093


                                       Principal
                                        Amount          Value


Bonds (16.02%)

Business Credit Institutions (0.54%)
   General Electric Capital Corp.;
     Class A4, 6.45%; 9/16/2002       $ 500,000       $  504,715

Chemicals & Allied Product (0.21%)
   DSM NV Notes; 6.25%; 5/15/2004       200,000(b)       192,680

Commercial Banks (1.68%)
   Asian Dev. Bank Global
     Bonds; 5.75%; 5/19/2003            500,000          482,828
   Bank of America Corp. Senior
     Notes; 5.88%; 2/15/2009            500,000          441,606
   CIT Group, Inc. Global Notes;
     7.38%; 3/15/2003                   300,000          296,083
   Merrill Lynch & Co. Notes;
     6.00%; 2/12/2003                   350,000          338,658

                                                       1,559,174
Communications Services, NEC (0.53%)
   AT&T Corp. Notes;
     6.50%; 9/15/2002                   500,000          491,614

Department Stores (0.91%)
   Target Corp. Bonds;
     7.50%; 2/15/2005                   350,000          355,160
   Wal-Mart Stores, Inc. Bonds;
     6.55%; 8/10/2004                   500,000          493,421

                                                         848,581
Drugs (0.52%)
   Johnson & Johnson Bonds;
     6.55%; 9/1/2009                    500,000          483,850

Electronic Distribution
Equipment (0.26%)
   Israel Electric Corp. Senior Notes;
     7.25%; 12/15/2006                  250,000(b)       239,441

Finance Services (0.88%)
   CNA Financial Notes;
     6.50%; 4/15/2005                   250,000          226,002
   Norwest Financial, Inc. Notes;
     6.70% 9/22/2004                    350,000          341,652
   Team Fleet Finance Corp. Notes;
     7.35%; 5/15/2003                   250,000          249,243

                                                         816,897
Fire, Marine & Casualty
Insurance (0.30%)
   Prudential Insurance Co. Senior
     Notes; 6.38%; 7/23/2006            300,000(b)       277,251

Household Audio & Video
Equipment (0.26%)
   Sony Corp. Global Notes;
     6.125%; 3/4/2003                   250,000          243,879

Industrial Inorganic Chemicals (0.25%)
   Monsanto Co. Notes;
     5.75%; 12/1/2005                   250,000          233,955

Life Insurance (0.27%)
   Liberty Mutual Surplus Notes;
     8.20%; 5/4/2007                    250,000(b)       245,786

Lumber & Other Building
Materials (0.32%)
   Home Depot, Inc. Notes;
     6.50%; 9/15/2004                   300,000          297,193

Miscellaneous Equipment Rental &
Leasing (0.22%)
   Oil Enterprises Ltd. Global Bonds;
     6.24%; 6/30/2008                   211,615          199,388

Miscellaneous Investing (0.25%)
   Simon Debartolo Note;
     7.13%; 9/20/2007                   250,000          229,460

Mortgage Bankers & Brokers (0.27%)
   Abbey National PLC Yankee Bonds;
     7.95%; 10/26/2029                  250,000          246,712

Motor Vehicles & Equipment (0.55%)
   Delphi Auto Systems Corp. Debentures;
     7.125%; 5/1/2029                   300,000          257,440
   Ford Motor Credit Co Notes;
     7.50%; 3/15/2005                   250,000          248,630

                                                         506,070
Ordnance & Accessories, NEC(0.16%)
   Lockheed Martin Corp. Notes;
     7.95%; 12/1/2005                   150,000          151,005

Paints & Allied Products (0.32%)
   Rohm & Haas Co. Notes;
     6.95%; 7/15/2004                   300,000          298,025

Personal Credit Institutions (3.26%)
   American General Finance Senior
     Notes; 6.75%; 11/15/2004           350,000          337,040
   Associates Corp. Global Notes;
     5.80%; 4/20/2004                   350,000          328,012
   DaimlerChrysler NA Holdings
     Notes; 7.20%; 9/1/2009             350,000          338,121
   First USA Credit Card Trust
     Bonds; 6.42%; 3/17/2005            550,000          542,960
   General Electric Capital Corp.
     Bonds; 6.81%; 11/3/2003            500,000          494,149
   General Motors Acceptance
     Global Notes; 7.48%; 2/28/2003     350,000          350,083
   General Motors Acceptance
     Global Notes; 6.85%; 6/17/2004     300,000          293,347
   Household Finance Corp. Notes;
     7.00%; 8/1/2003                    350,000          343,031

                                                       3,026,743
Petroleum Refining (0.36%)
   Conoco, Inc. Senior Notes;
     5.90%; 4/15/2004                   350,000          333,407

Savings Institutions (0.36%)
   Citigroup, Inc. Senior Global Notes;
     5.80%; 3/15/2004                   350,000          333,696

School Buses (0.38%)
   Republic of Italy Global Bonds;
     7.25%; 2/7/2005                    350,000          351,546
Security Brokers & Dealers (0.83%)
   Donaldson Lufkin & Jenrette Notes;
     6.90%; 10/1/2007                   250,000          234,395
   Lehman Brothers Holdings, Inc.
     Global Notes; 6.63%; 4/1/2004      250,000          238,632
   Salomon, Inc. Senior Notes;
     7.30%; 5/15/2002                   300,000          299,563

                                                         772,590
Soap, Cleaners & Toilet Goods (0.42%)
   Procter & Gamble Co. Global
     Bonds; 6.60%; 12/15/2004           400,000          393,048

Telephone Communication (1.71%)
   AT&T Canada, Inc. Bonds;
     7.65%; 9/15/2006                   250,000          247,554
   AT&T Corp. Global Notes;
     6.50%; 3/15/2029                   250,000          209,377
   BellSouth Cap. Funding Notes
     Bonds; 7.75%; 2/15/2010            500,000          499,757
   Vodafone Airtouch PLC
     Unsubordinated Notes;
      7.63%; 2/15/2005                  300,000(b)       300,415
   Worldcom, Inc. Senior Notes;
     6.40%; 8/15/2005                   350,000          331,756

                                                       1,588,859


                                    Total Bonds       14,865,564

Asset-Backed Securities (7.16%)

Business Credit Institutions (0.24%)
   Ford Credit Auto Owner Trust
     Asset-Backed Series 1998-B,
     Class A3; 5.85%; 10/15/2001        223,735          223,211

Collateralized Mortgage Obligations (1.29%)
   AESOP Funding II LLC, Class A1,
     Series 1997-1; 6.22%; 10/20/2001   333,333(b)       332,967
   Chase Manhattan Corp. Mortgage
     Pass-Through Certificates;
     6.00%; 2/15/2009                   500,000          442,604
   GMAC Commercial Mortgage Securities,
     Inc., Series 1997-C2, Class A1;
     6.45%; 12/15/2004                  437,165          424,067

                                                       1,199,638
Commercial Banks (0.23%)
   First Union Lehman Brothers
     Commercial, Class 2 A1;
     6.48%; 3/18/2004                   216,094          213,107

Electric Services (0.50%)
   Peso Energy Transition Trust
     Asset-Backed Fixed Rate;
     6.05%; 3/1/2009                    500,000          466,895

Mortgage Pass Thru Securities (0.91%)
   Lehman Large Loan
     Class A1, Series 1997-Lli
     6.79%; 6/12/2004                   468,071          463,314
   Merrill Lynch Mortgage Investors,
     Inc., Class A1, Series 1997-C1,
     6.95%; 6/18/2029                   385,302          382,259

                                                         845,573
Personal Credit Institutions (3.73%)
   American Express Credit Trust
     Series 1997-1, Class A, Asset-Backed
     6.40%; 4/15/2005                   500,000          492,980
   BMW Vehicle Owner Trust
     Asset Backed Series 1999-A, Class A3
     6.41%; 4/25/2003                 1,000,000          991,160
   Chemical Master Credit Card Trust
     Series 1995-3, Class A,
     6.23%; 4/15/2005                   500,000          491,530
   Citibank Credit Card Master Trust
     Asset Backed Bonds; Series 1999-7,
     Class A, 6.65%; 11/15/2006         500,000          488,750

                                       Principal
                                        Amount          Value


Personal Credit Institutions (Continued)
   Honda Auto Lease Trust
     Asset Backed Bonds; Series 1999-A,
     Class A4, 6.45%; 9/16/2002       $ 500,000       $  496,590
   Premier Auto Trust
     Asset Backed Bonds; Series 1999-3,
     Class A3, 6.27%; 4/8/2003          500,000          494,720

                                                       3,455,730
Trusts (0.26%)
   Mid-State Trust
     Pass Through Series 4, Class A,
     8.33%; 4/1/2030                    236,810          236,730


                  Total Asset-Backed Securities        6,640,884

U.S. Government Treasury Notes & Bonds (3.79%)

   7.25%; 8/15/2004                   1,000,000        1,033,438
   6.50%; 8/15/2005                   1,500,000        1,515,938
   5.63%; 5/15/2008                   1,000,000          964,375


   Total U.S. Government Treasury Notes & Bonds        3,513,751


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal National Mortgage Association
(FNMA) Certificates (5.33%)

   FNMA     5.50%  1/1/2014            $1,347,135     $1,248,761
   FNMA     6.50%  8/15/2004            1,000,000        980,606
   FNMA     7.13%  2/15/2005            1,000,000      1,003,464
   FNMA     7.25%  1/15/2010            1,500,000      1,512,246
   FNMA     8.00%  2/1/2012               198,609        200,926



                        Total FNMA Certificates        4,946,003

Federal Home Loan Mortgage Corporation
(FHLMC) Certificates (5.28%)

FHLMC       6.00%  12/1/2013            1,701,536      1,613,798
FHLMC       6.00%  4/1/2028               887,500        813,631
FHLMC       6.25%  10/15/2002           1,000,000        985,658
FHLMC       7.00%  3/15/2010            1,500,000      1,487,362


                        Total FHLMC Certificates       4,900,449

Government National Mortgage Association
(GNMA) Certificates (2.03%)

GNMA        7.00%  9/15/2004           $1,902,767     $1,881,693


            Total Portfolio Investments (95.47%)      88,570,060

Cash and receivables, net of liabilities (4.53%)       4,198,958


                      Total Net Assets (100.00%)     $92,769,018



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.


BALANCED ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (65.03%)

Accounting, Auditing &
Bookkeeping (0.90%)
   Paychex, Inc.                         38,550      $ 1,619,100

Advertising (0.57%)
   TMP Worldwide, Inc.                   12,811(a)       945,612
   WPPP Group PLC ADR                     1,300           94,412

                                                       1,040,024
Air Transportation, Scheduled (0.06%)
   Ryanair Holdings PLC ADR               3,000(a)       109,500

Aircraft & Parts (0.05%)
   Rolls-Royce PLC ADR                    5,600           98,700

Auto & Home Supply Stores (0.30%)
   Autozone, Inc.                        24,400(a)       536,800

Bakery Products (0.38%)
   Sara Lee Corp.                        35,700          689,456

Beverages (0.81%)
   PepsiCo, Inc.                         30,300        1,346,456
   Seagram Co. Ltd.                       2,200          127,600

                                                       1,474,056
Blast Furnace & Basic Steel
Products (0.05%)
   Pohang Iron & Steel ADR                3,800           91,200

Cable & Other Pay TV Services (1.04%)
   Comcast Corp.                         46,500(a)     1,883,250

Commercial Banks (3.32%)
   ABN-AMRO Holdings NV ADR               9,926          243,807
   Bank of America Corp.                 10,900          468,700
   Bank of Tokyo-Mitsubishi Ltd. ADR     14,800          179,450
   Chase Manhattan Corp.                 13,500          621,844
   Dresdner Bank AG ADR                   1,600           66,564
   Fifth Third Bancorp.                   8,400          531,300
   First Union Corp.                     19,308          479,080
   FleetBoston Financial Corp.           17,441          592,994
   HSBC Holdings PLC                      2,200          127,463
   National Australia Bank Ltd. ADR       2,700          223,425
   PNC Financial Corp.                   11,100          520,312
   Royal Bank of Canada                   2,300          118,881
   San Paolo-IMI S.p.A ADR                8,500          300,688
   State Street Corp.                     7,000          742,438
   Wells Fargo Co.                       20,400          790,500

                                                       6,007,446
Commercial Printing (0.22%)
   Creo Products, Inc.                    2,500(a)        56,875
   R.R. Donnelley & Sons Co.             15,400          347,463

                                                         404,338
Communications Equipment (4.28%)
   Alcatel ADR                            4,100      $   272,650
   Canon, Inc. ADR                        4,200          211,575
   Ericsson LM Telefon ADR               12,800          256,000
   Hanson PLC ADR                         2,800           98,700
   Koninklijke (Royal) Philips Electronics NV6,100       289,750
   Lucent Technologies, Inc.              9,800          580,650
   Motorola, Inc.                        22,566          655,824
   Nortel Networks Corp.                 41,800        2,852,850
   Siemens AG ADR                         1,150          173,624
   Tellabs, Inc.                         34,400(a)     2,354,250

                                                       7,745,873
Communications Services, NEC (0.03%)
   Korea Telecom Corp. ADR                1,100           53,213

Computer & Data Processing
Services (4.42%)
   3COM Corp.                             7,100(a)       409,138
   America Online, Inc.                   9,700(a)       511,675
   BMC Software, Inc.                    12,800(a)       467,000
   Computer Associates International, Inc.2,200          112,612
   Compuware Corp.                       16,000(a)       166,000
   Electronic Data Systems Corp.         16,400          676,500
   First Data Corp.                      22,400        1,111,600
   Microsoft Corp.                       18,000(a)     1,440,000
   Oracle Systems Corp.                   6,200(a)       521,187
   Sun Microsystems, Inc.                26,500(a)     2,409,844
   Unisys Corp.                          11,200(a)       163,100

                                                       7,988,656
Computer & Office Equipment (7.59%)
   Automatic Data Processing, Inc.       18,700        1,001,619
   Cabletron Systems, Inc.               18,800(a)       474,700
   Cisco Systems, Inc.                   74,100(a)     4,709,981
   Compaq Computer Corp.                 33,700          861,456
   Dell Computer Corp.                   11,800(a)       581,887
   EMC Corp.                             27,200(a)     2,092,700
   Gateway, Inc.                         21,200(a)     1,203,100
   Hewlett-Packard Co.                    9,300        1,161,338
   Hitachi Ltd. ADR                       1,200          172,950
   International Business Machines Corp. 10,800        1,183,275
   NEC Corp. ADR                          1,300          206,050
   Orbotech Ltd. ADR                        900(a)        83,588

                                                      13,732,644
Consumer Products (0.47%)
   Fortune Brands, Inc.                  17,800          410,513
   Phillip Morris Cos., Inc.             16,800          446,250

                                                         856,763
Crude Petroleum & Natural Gas (0.48%)
   Texaco, Inc.                          16,200          862,650

Department Stores (1.17%)
   Kohl's Corp.                          26,800(a)     1,490,750
   Wal-Mart Stores, Inc.                 10,700          616,587

                                                       2,107,337
Dimension Stone (0.05%)
   Potash Corp. of Saskatchewan           1,600           88,300

Drugs (6.73%)
   Abbott Laboratories                   24,500        1,091,781
   American Home Products Corp.          18,400        1,081,000
   Astrazeneca Group PLC ADR              3,100          144,150
   Aventis ADR                            4,000          290,250
   Bristol-Myers Squibb Co.              35,400        2,062,050
   Elan Corp. PLC ADR                     4,500(a)       217,969
   Glaxo Welcome PLC ADR                  3,300          190,781

Drugs (Continued)
   Johnson & Johnson                     13,700      $ 1,395,688
   Merck & Co., Inc.                     16,300        1,248,988
   Novartis AG ADR                        3,100          124,000
   Pfizer, Inc.                          65,100        3,124,800
   Pharmacia Corp.                       13,532          699,435
   Schering-Plough Corp.                  9,900          499,950

                                                      12,170,842
Electric Services (1.23%)
   American Electric Power Co., Inc.     17,460          517,252
   Dominion Resources, Inc.              11,600          497,350
   Endesa SA ADR                          5,700          111,150
   Potomac Electric Power Co.            18,200          455,000
   Reliant Energy, Inc.                  21,800          644,463

                                                       2,225,215
Electrical Industrial Apparatus (0.53%)
   Emerson Electric Co.                  15,900          959,962

Electronic Components &
Accessories (4.46%)
   Intel Corp.                           29,900        3,997,256
   JDS Uniphase Corp.                     5,400(a)       647,325
   Linear Technology Corp.               12,300          786,431
   Maxim Integrated Products, Inc.       22,900(a)     1,555,769
   STMicroelectronics NV                  1,300           83,444
   Texas Instruments, Inc.               14,500          995,969

                                                       8,066,194
Farm & Garden Machinery (0.02%)
   CNH Global NV                          3,500           32,375

Fats & Oils (0.24%)
   Archer Daniels Midland Co.            43,388          425,745

Federal & Federally Sponsored
Credit (0.95%)
   Federal National Mortgage Association 33,000        1,722,187

Finance Services (0.05%)
   Nomura Securities Co. Ltd. ADR           400           98,108

Fire, Marine & Casualty
Insurance (1.86%)
   American International Group, Inc.    20,100        2,361,750
   Berkshire Hathaway, Class A                5(a)       269,000
   Hartford Financial Services Group, Inc.6,400          358,000
   Loews Corp.                            6,200          372,000

                                                       3,360,750
Foreign Banks, Branches &
Agencies (0.03%)
   Fortis NV ADR                          2,000           57,500

Furniture & Home Furnishings
Stores (0.89%)
   Bed Bath & Beyond, Inc.               44,500(a)     1,613,125

General Industrial Machinery (0.12%)
   Pall Corp.                            12,000          222,000

Grain Mill Products (0.29%)
   Ralston-Ralston Purina Group          26,500          528,344

Groceries & Related Products (1.18%)
   SYSCO Corp.                           46,600      $ 1,963,025
   Unilever PLC ADR                       6,600          165,825

                                                       2,128,850
Grocery Stores (0.38%)
   Albertson's, Inc.                     20,834          692,730

Heavy Construction, Except
Highway (0.09%)
   Vivendi ADR                            8,800          155,974

Hospitals (0.15%)
   Tenet Healthcare Corp.                10,300(a)       278,100

Household Appliances (2.29%)
   General Electric Co.                  78,100        4,139,300

Household Audio & Video
Equipment (0.08%)
   Sony Corp. ADR                         1,600          150,900

Industrial Inorganic Chemicals (0.43%)
   Dow Chemical Co.                      11,400          344,138
   Praxair, Inc.                         11,400          426,787

                                                         770,925
Investment Offices (0.08%)
   Amvescap PLC ADR                       1,900          148,912

Life Insurance (0.56%)
   AXA ADR                                3,750          298,359
   ING Groep NV ADR                       5,076          342,630
   Lincoln National Corp.                10,200          368,475

                                                       1,009,464
Lumber & Other Building
Materials (0.99%)
   Home Depot, Inc.                      30,900        1,543,069
   Lowe's Cos., Inc.                      6,200          254,587

                                                       1,797,656
Machinery, Equipment &
Supplies (0.26%)
   Grainger (W.W.), Inc.                 15,100          465,269

Management & Public Relations (0.28%)
   Dun & Bradstreet Corp.                17,600          503,800

Measuring & Controlling Devices (0.28%)
   Agilent Technologies, Inc.             6,787(a)       500,541

Medical Instruments & Supplies (1.58%)
   Becton, Dickinson & Co.               11,100          318,431
   Guidant Corp.                         35,600(a)     1,762,200
   St. Jude Medical, Inc.                17,050(a)       782,169

                                                       2,862,800
Medical Services & Health
Insurance (0.12%)
   Aon Corp.                              7,237          224,799

Miscellaneous Chemical
Products (0.47%)
   Du Pont (E. I.) De Nemours            19,263          842,756

Miscellaneous Converted Paper (0.47%)
   Minnesota Mining & Mfg. Co.           10,200          841,500

Miscellaneous Food & Kindred
Products (0.11%)
   Groupe Danone                          7,100          191,256

Miscellaneous Furniture &
Fixtures (0.32%)
   Newell Rubbermaid, Inc.               22,600          581,950

Miscellaneous Manufacturers (0.41%)
   Tyco International Ltd.               15,600          739,050

Miscellaneous Non-Durable Goods (0.13%)
   Diageo PLC ADR                         6,600          234,712

Miscellaneous Shopping Goods
Stores (0.22%)
   Staples, Inc.                         25,700(a)       395,138

Motion Picture Production &
Services (0.18%)
   Walt Disney Co.                        8,200          318,263

Newspapers (0.11%)
   News Corp. Ltd. ADR                    2,100          114,450
   United News & Media PLC ADR            3,300           87,450

                                                         201,900
Oil & Gas Field Services (0.55%)
   Diamond Offshore Drilling, Inc.       11,500          403,937
   Petroleum Geo-Services ADR             6,200(a)       105,788
   Schlumberger Ltd.                      6,400          477,600

                                                         987,325
Paper Mills (0.57%)
   Fort James Corp.                      20,200          467,125
   Kimberly Clark Corp.                   9,700          556,538

                                                       1,023,663
Petroleum Refining (1.41%)
   British Petroleum Amoco PLC           15,936          901,380
   Conoco, Inc., Class B                 18,084          444,188
   Exxon Mobil Corp.                     11,900          934,150
   Total Fina Elf SA ADR                  3,600          276,525

                                                       2,556,243
Pulp Mills (0.13%)
   Boise Cascade Corp.                    9,300          240,638

Radio & Television Broadcasting (0.09%)
   Carlton Communications PLC ADR         1,600          104,000
   Grupo Televisa SA GDR                    800(a)        55,150

                                                         159,150
Research & Testing Services (0.10%)
   Qiagen NV ADR                          1,000(a)       174,000

Rubber & Plastics Footwear (0.41%)
   Nike, Inc.                            18,600          740,513

Sanitary Services (0.24%)
   Waste Management, Inc.                23,205          440,895

Savings Institutions (1.86%)
   Citigroup, Inc.                       55,800        3,361,950

Security Brokers & Dealers (0.30%)
   Bear Stearns Cos., Inc.                6,512          271,062
   Morgan Stanley Dean Witter & Co.       3,200          266,400

                                                         537,462
Telegraph & Other
Communications (0.03%)
   Sonera Corp. ADR                       1,000           46,000

Telephone Communication (4.51%)
   AT&T Corp.                            28,450          899,731
   AT&T Wireless Group                   11,298(a)       314,932
   Alltel Corp.                           9,000          557,437
   BellSouth Corp.                       17,900          762,988
   British Telecommunications PLC ADR       750           99,187
   Cable & Wireless PLC ADR               3,000          150,188
   GTE Corp.                             14,900          927,525
   Hellenic Telecom Organization SA ADR   9,500          115,781
   Koninklijke KPN NV ADR                 4,232          190,176
   NTT Docomo, Inc. ADR                     500           67,816
   Nippon Telegraph & Telephone Corp.       800           54,700
   Nokia Corp. ADR, Class A               4,400          219,725
   SBC Communications, Inc.              18,589          803,974
   Telecom Corp. of New Zealand Ltd. ADR  3,300           92,813
   Telefonica SA ADR                      1,167(a)        74,797
   Vodafone AirTouch PLC ADR              3,300          136,744
   WorldCom, Inc.                        58,700(a)     2,692,862

                                                       8,161,376

Tires & Inner Tubes (0.07%)
   Rhodia SA ADR                          7,700          131,863


                            Total Common Stocks      117,609,276


                                       Principal
                                        Amount          Value


Bonds (16.82%)

Beverages (0.75%)
   Seagram Co. Ltd. Notes;
      6.50%; 4/1/2003                $1,400,000      $ 1,358,360

Blast Furnace & Basic Steel
Products (0.94%)
   Carpenter Technology Corp.
     Medium-Term Notes;
     6.99%; 4/20/2018                 1,700,000        1,537,242
   Quanex Corp. Convertible
     Subordinated Debentures;
     6.88%; 6/30/2007                   200,000          168,500

                                                       1,705,742
Commercial Banks (1.61%)
   NationsBank Corp. Subordinated
     Notes; 7.80%; 9/15/2016          3,000,000        2,908,137

Communications Equipment (0.96%)
   Motorola, Inc. Debentures;
     7.50%; 5/15/2025                 1,750,000        1,738,693

Computer & Office Equipment (1.56%)
   Seagate Technology, Inc.
     Senior Notes;
     7.13%; 3/1/2004                 $2,000,000      $ 1,902,606
     7.37%; 3/1/2007                  1,000,000          923,494

                                                       2,826,100
Consumer Products (0.82%)
   Philip Morris Cos., Inc. Notes;
     7.25%; 9/15/2001                 1,500,000        1,483,857

Department Stores (1.40%)
   Dillard's, Inc. Notes;
     6.43%; 8/1/2004                  2,000,000        1,788,228
     7.38%; 6/1/2006                    845,000          745,209

                                                       2,533,437
Farm & Garden Machinery (0.87%)
   Deere & Co. Senior Debentures;
     8.50%; 1/9/2022                  1,500,000        1,568,315

Fire, Marine & Casualty
Insurance (0.70%)
   St. Paul Cos., Inc.
     Medium Term Notes; Series C
     6.38%; 12/15/2008                1,400,000        1,273,251

Funeral Service & Crematories (1.17%)
   Service Corp. International Notes;
     6.75%; 6/1/2001                  2,450,000        2,107,000

General Industrial Machinery (0.16%)
   Ingersoll-Rand Medium-Term Notes;
     6.46%; 11/19/2003                  300,000          291,964

Medical Service & Health
Insurance (0.38%)
   Aetna Services, Inc.;
     6.38%; 8/15/2003                   715,000          682,801

Miscellaneous Investing (0.81%)
   Kimco Realty Corp. Senior Notes;
     6.50%; 10/1/2003                 1,525,000        1,459,011

Paper & Paper Products (0.42%)
   Boise Cascade Office Products
     Corp. Notes; 7.05%; 5/15/2005      800,000          759,379

Petroleum & Petroleum
Products (0.86%)
   Enron Corp. Notes;
     6.75%; 9/1/2004                  1,600,000        1,558,259

Railroads (0.89%)
   Norfolk Southern Debentures;
     9.00%; 3/1/2021                  1,500,000        1,614,036

Search & Navigation Equipment (0.55%)
   Raytheon Co. Notes;
     5.95%; 3/15/2001                 1,000,000          989,403

Security Brokers & Dealers (0.71%)
   Lehman Brothers, Inc. Senior
     Subordinated Notes;
     7.25%; 4/15/2003                 1,300,000        1,282,380

Surety Insurance (1.26%)
   Allstate Corp. Debentures;
     6.75%; 5/15/2018                 2,650,000        2,284,411

Trucking & Courier Services,
Except Air (0.00%)
   Builders Transport, Inc. Convertible
     Subordinated Debentures;
     6.50%; 5/1/2011                    306,000(b)           765


                                    Total Bonds       30,425,301


                                       Principal
    Type    Rate      Maturity          Amount          Value


Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (3.68%)

FHLMC       6.00%  1/1/2029             $ 935,795    $   857,858
FHLMC       6.50   9/1/2027-5/1/2029    4,773,832      4,512,101
FHLMC       7.00   12/1/2027            1,320,021      1,277,447


                         Total FHLMC Certificates      6,647,406

Federal National Mortgage Association (FNMA)
Certificates (0.76%)

FNMA 6.50   8/1/2028                    1,464,569      1,381,973

Government National Mortgage Association (GNMA)
Certificates (3.48%)

GNMA        6.00   1/15/2029            1,945,821      1,792,162
GNMA II     6.00   9/20/2026-7/20/2028  4,901,509      4,499,333


                           Total GNMACertificates      6,291,495


                                       Principal
                                        Amount          Value


Asset-Backed Securities (7.08%)

Commercial Banks (1.10%)
   Chase Manhattan Credit Card Master
     Trust Asset-Backed Cert.,
     Series 1997-2, Class A;
     6.30%; 4/15/2003                $2,000,000      $ 1,998,540

Mortgage Pass-Through Securities (5.98%)
   DLJ Commercial Mortgage Corp.,
     Mortgage Pass-Through Cert.,
     Series 1998-CF1, Class A-1B;
     6.41%; 2/18/2008                 2,900,000        2,719,098
   First Union Commercial Mortgage
     Trust Commercial Mortgage
     Pass-Through Certificate,
     Series 1999-C1, Class B;
     6.22%; 12/15/2008               $1,900,000      $ 1,739,078
   GMAC Commercial Mortgage
     Securities, Inc. Mortgage
     Pass-Through Certificates,
     Series 1998-C2, Class C;
     6.50%; 8/15/2008                 2,500,000        2,302,550
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage
     Pass-Through Certificates,
     Series 1999-C7, Class B;
     6.66%; 10/15/2035                1,000,000          938,443
   LB Commercial Mortgage Trust,
     Mortgage Pass-Through Cert.,
     Series 1998-C4, Class A-1B;
     6.21%; 10/15/2008                1,000,000          924,420
   Lehman Large Loan
     Series 1997-LLI, Class A1
     6.79%; 6/12/2004                   215,313          213,125
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage,
     Series 1999-RM1, Class B;
     6.81%; 12/15/2031                2,100,000        1,977,281

                                                      10,813,995


                  Total Asset-Backed Securities       12,812,535

Commercial Paper (2.21%)

Personal Credit Institutions (2.21%)
   Investment in Joint Trading Account,
     Associates First Captial Corp.;
     6.89%; 7/3/2000                  4,001,608        4,001,608


           Total Portfolio Investments (99.06%)      179,169,594

Cash and receivables, net of liabilities (0.94%)       1,697,953


                     Total Net Assets (100.00%)     $180,867,547



(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Non-income producing security - Security in default.


BLUE CHIP ACCOUNT

                                        Shares
                                         Held           Value


Common Stocks (96.59%)

Beverages (5.13%)
   Anheuser-Busch Cos., Inc.              2,400        $ 179,250
   PepsiCo, Inc.                          3,500          155,531

                                                         334,781
Chemicals & Allied Products (0.83%)
   Dow Chemical Co.                       1,800           54,338

Commercial Banks (3.14%)
   FleetBoston Financial Corp.            2,200           74,800
   J.P. Morgan & Co., Inc.                  900           99,112
   Wells Fargo Co.                          800           31,000

                                                         204,912
Communications Equipment (2.41%)
   Motorola, Inc.                         5,400          156,937

Computer & Data Processing (5.56%)
   Microsoft Corp.                        1,900(a)       152,000
   Oracle Systems Corp.                   1,100(a)        92,469
   Sun Microsystems, Inc.                 1,300(a)       118,219

                                                         362,688
Computer & Office Equipment (17.16%)
   Automatic Data Processing, Inc.        4,100          219,606
   Cisco Systems                          3,600(a)       228,825
   Dell Computer Corp.                    3,800(a)       187,387
   EMC Corp.                              3,200(a)       246,200
   Hewlett-Packard Co.                    1,900          237,262

                                                       1,119,280
Department Stores (3.45%)
   Wal-Mart Stores, Inc.                  3,900          224,738
Drugs (11.05%)
   American Home Products                 2,400          141,000
   Bristol-Myers Squibb                   1,800          104,850
   Johnson & Johnson                      2,300          234,313
   Merck & Co.                            2,600          199,225
   Pharmacia Corp.                          799           41,298

                                                         720,686
Eating & Drinking Places (2.12%)
   McDonald's Corp.                       4,200          138,338
Electrical Industrial Apparatus (2.68%)
   Emerson Electric Co.                   2,900          175,088

Electronic Components &
Accessories (4.51%)
   Intel Corp.                            1,700          227,269
   Solectron Corp.                        1,600(a)        67,000

                                                         294,269
Fire, Marine & Casualty Insurance (3.42%)
   American International Group, Inc.     1,900          223,250

Gas Production & Distribution (3.26%)
   Williams Cos., Inc.                    5,100          212,606

Groceries & Related Products (2.32%)
   SYSCO Corp.                            3,600          151,650

Household Appliances (3.66%)
   General Electric Co.                   4,500        $ 238,500

Measuring & Controlling Devices (0.82%)
   Agilent Technologies, Inc.               724(a)        53,395

Medical Instruments & Supplies (1.21%)
   Guidant Corp.                          1,600(a)        79,200
Miscellaneous Chemical Products (2.01%)
   Du Pont (E. I.) De Nemours             3,000          131,250

Miscellaneous Converted Paper
Products (1.52%)
   Minnesota Mining & Mfg. Co.            1,200           99,000

Personal Credit Institutions (1.09%)
   Capital One Financial Corp.            1,600           71,400

Petroleum Refining (5.25%)
   Exxon Mobil Corp.                      2,244          176,154
   Royal Dutch Petroleum Co. ADR          2,700          166,219

                                                         342,373
Savings Institutions (3.51%)
   Citigroup, Inc.                        3,800          228,950

Security Brokers & Dealers (0.89%)
   Morgan Stanley Dean Witter & Co.         700           58,275

Special Industry Machinery (3.33%)
   Applied Materials, Inc.                2,400(a)       217,500

Telephone Communication (6.26%)
   AT&T Corp.                             3,600          113,850
   Alltel Corp.                           1,600           99,100
   GTE Corp.                              1,500           93,375
   Sprint Corp.                           2,000          102,000

                                                         408,325


                   Total Common Stocks (96.59%)        6,301,729

Preferred Stock (0.95%)

Electric Services (0.95%)
   Alliant Energy Resources                 900           61,875

                                       Principal
                                        Amount          Value


Commercial Paper (2.18%)

Personal Credit Institutions (2.18%)
   Investments in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                   $142,399        $ 142,399

           Total Portfolio Investments (99.72%)        6,506,003
Cash and receivables, net of liabilities (0.28%)          18,080

                     Total Net Assets (100.00%)       $6,524,083



(a) Non-income producing security - No dividend paid during the past twelve months.


BOND ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (90.02%)

Air Transportation, Scheduled (2.91%)
   Continental Airlines Pass-Through Cert.,
     Series 1999-2, Class A-1;
     7.26%; 9/15/2021                $1,984,106      $ 1,882,996
   Federal Express Corp.,
     Pass-Through Cert.;
     7.96%; 3/28/2017                   282,311          269,889
     7.58%; 7/2/2019                    500,000          477,405
   Northwest Airlines Pass-Through Cert.,
     Series 1999-1, Class 1A;
     6.81%; 2/1/2020                    689,504          619,202

                                                       3,249,492
Bakery Products (0.77%)
   Nabisco, Inc. Notes;
     7.05%; 7/15/2007                   950,000          859,805

Cable & Other Pay TV Services (3.53%)
   CSC Holdings, Inc. Debentures;
     8.13%; 8/15/2009                 1,500,000        1,459,350
   Cox Communications, Inc. Notes;
     7.75%; 8/15/2006                 2,500,000        2,487,820

                                                       3,947,170
Cash Grains (0.27%)
   Aktiebolaget SKF Senior Notes;
     7.63%; 7/15/2003                   300,000          296,885

Computer & Data Processing
Services (2.59%)
   Comdisco, Inc.
     Medium-Term Notes;
     6.00%; 1/30/2002                 2,000,000        1,915,348
     6.65%; 11/13/2001                1,000,000          972,179

                                                       2,887,527
Computer & Office Equipment (1.66%)
   Seagate Technology, Inc. Senior
     Notes; 7.37%; 3/1/2007           2,000,000        1,846,988

Credit Reporting & Collection (2.67%)
   Orix Credit Alliance Short-Term Notes;
     7.00%; 3/15/2001                 3,000,000(a)     2,984,610

Crude Petroleum & Natural Gas (1.43%)
   Louis Dreyfus Natural Gas Corp.
     Senior Notes; 6.88%; 12/1/2007   1,500,000        1,346,879
   Occidental Petroleum Corp.
     Medium-Term Notes;
     9.73%; 6/15/2001                   250,000          254,173

                                                       1,601,052
Electric Services (13.24%)
   AES Ironwood LLC Senior Secured
     Bonds; 8.88%; 11/30/2025         3,000,000(a)     2,924,970
   CE Generation LLC Senior Secured
     Notes; 7.42%; 12/15/2018           987,000          906,421
   Calpine Corp. Notes;
     7.75%; 4/15/2009                 2,000,000        1,885,000
   Central Vermont Public Services
     Corporate Bond; 8.13%; 8/1/2004  2,000,000        1,935,030
   East Coast Power LLC Senior Secured
     Notes; 7.54%; 6/30/2017          2,000,000        1,800,680
   Osprey Trust/Osprey I, Inc. Senior
     Secured Notes; 8.31%; 1/15/2003  3,500,000(a)     3,511,330
   Southern Energy, Inc. Senior Notes;
     7.90%; 7/15/2009                 2,000,000(a)     1,828,714

                                                      14,792,145
Engines & Turbines (0.81%)
   Brunswick Corp. Debentures;
     7.38%; 9/1/2023                  1,000,000          901,327

Fabricated Rubber Products,
NEC (0.24%)
   M.A. Hanna Co. Senior Notes;
     9.38%; 9/15/2003                   250,000          261,552

Farm & Garden Machinery (1.20%)
   Case Corp. Notes; 7.25%; 1/15/2016 1,500,000        1,345,977

Funeral Service & Crematories (0.97%)
   Service Corp. International Notes;
     6.00%; 12/15/2005                2,000,000        1,080,000

General Government, NEC (1.98%)
   Mexican U.S. Corporate Bond;
     8.63%; 3/12/2008                 1,500,000        1,440,000
   Republic of Korea Corporate Bond;
     8.88%; 4/15/2008                   750,000          777,188

                                                       2,217,188
Gold & Silver Ores (0.61%)
   Placer Dome, Inc. Notes;
     7.13%; 6/15/2007                   750,000          686,393

Groceries & Related Products (1.25%)
   Supervalu, Inc. Medium-Term Notes,
     Series B; 6.49%; 12/12/2005      1,500,000        1,397,225

Grocery Stores (1.69%)
   American Stores Co. Bonds;
     8.00%; 6/1/2026                  1,000,000          968,209
   Food Lion, Inc. Notes;
     7.55%; 4/15/2007                 1,000,000          924,761

                                                       1,892,970
Heavy Construction, Except
Highway (2.06%)
   Mastec, Inc. Senior Subordinated Notes;
      7.75%; 2/1/2008                 2,500,000        2,300,000

Highway & Street Construction (0.30%)
   Foster Wheeler Corp. Notes;
      6.75%; 11/15/2005                 400,000          334,588

Hotels & Motels (2.58%)
   Marriott International, Inc. Notes;
     6.63%; 11/15/2003                3,000,000        2,885,625

Industrial Organic Chemicals (2.19%)
   Equistar Chemicals LP Senior Notes;
     8.75%; 2/15/2009                 2,500,000        2,443,663

Machinery, Equipment &
Supplies (0.66%)
   AAR Corp. Notes; 7.25%; 10/15/2003   750,000          737,321

Medical Service & Health
Insurance (1.87%)
   Conseco, Inc. Notes;
     8.75%; 2/9/2004                  3,000,000        2,085,000

Millwork, Plywood & Structural
Members (0.10%)
   Georgia-Pacific Corp.
     Debentures; 9.50%; 12/1/2011       100,000          106,892

Miscellaneous Amusement, Recreation
Service (1.34%)
   Park Place Entertainment Corp.;
     Senior Subordinated Notes;
     9.38%; 2/15/2007                 1,500,000        1,500,000

Miscellaneous Investing (3.13%)
   First Industrial LP Medium-Term
     Notes; 7.00%; 12/1/2006          2,000,000        1,830,260
   Washington REIT Senior Notes;
     7.25%; 8/13/2006                 1,000,000          940,898
   Weingarten Realty Investors
     Medium-Term Notes;
     7.29%; 5/23/2005                   750,000          721,063

                                                       3,492,221
Miscellaneous Metal Ores (0.33%)
   Cyprus Minerals Co. Notes;
     10.13%; 4/1/2002                   350,000          363,611

Mortgage Bankers & Brokers (1.67%)
   Chase Commercial Mortgage
     Securities Corp. Class C Notes;
     6.60%; 12/19/2007                2,000,000        1,862,604

Motor Vehicles & Equipment (0.67%)
   TRW, Inc. Medium-Term Notes;
     9.25%; 12/30/2011                  700,000          751,051

Natural Gas Liquids (1.26%)
   Enron Corp. Corporate Bonds;
     7.38%; 5/15/2019                 1,500,000        1,412,988

Newspapers (2.61%)
   United News & Media PLC Notes;
     7.75%; 7/1/2009                  3,000,000        2,912,169

Operative Builders (1.59%)
   Pulte Corp.
     Senior Notes; 8.38%; 8/15/2004   1,000,000          970,548
     Notes; 7.63%; 10/15/2017         1,000,000          801,156

                                                       1,771,704
Paper & Paper Products (1.27%)
   Boise Cascade Office Products Corp.
     Notes; 7.05%; 5/15/2005          1,500,000        1,423,836

Paper Mills (1.42%)
   Bowater, Inc. Debentures;
     9.38%; 12/15/2021                  200,000          209,346
   Champion International Corp. Notes;
     7.10%; 9/1/2005                    875,000          842,236
   Potlatch Corp. Medium-Term
     Notes; 8.75%; 1/14/2022            500,000          539,220

                                                       1,590,802
Personal Credit Institutions (3.11%)
   Ford Motor Credit Co. Senior Notes;
     7.38%; 10/28/2009                  500,000          483,760
     7.88%; 6/15/2010                 3,000,000        2,995,857

                                                       3,479,617
Petroleum & Petroleum Products (2.37%)
   Phillips Petroliem Co. Notes;
     8.75%; 5/25/2010                 2,500,000        2,647,140

Petroleum Refining (2.83%)
   Ashland Oil, Inc. Medium-Term Notes;
     8.54%; 1/13/2005                   250,000          254,315
     7.71%; 5/11/2007                   500,000          486,330
     7.73%; 7/15/2013                   250,000          240,090
   Sun Co., Inc.
     Notes; 7.13%; 3/15/2004            200,000          197,098
     Debentures; 9.00%; 11/1/2024       500,000          528,818
   Tosco Corp. Notes;
     7.25%; 1/1/2007                  1,500,000        1,458,858

                                                       3,165,509
Public Building & Related
Furniture (0.84%)
   Lear Corp. Senior Notes;
     7.96%; 5/15/2005                 1,000,000          939,974

Pulp Mills (0.18%)
   International Paper Co. Medium-Term
     Notes; 9.70%; 8/15/2000            200,000          200,494

Railroads (2.38%)
   Union Pacific Corp.
     Notes; 6.40%; 2/1/2006           1,000,000          937,146
     Debentures; 7.00%; 2/1/2016      1,000,000          899,551
     Corporate Bond; 6.63%; 2/1/2029  1,000,000          826,449

                                                       2,663,146
Rental of Railroad Cars (0.85%)
   GATX Capital Corp. Medium-Term
     Notes, Series C;
     6.86%; 10/13/2005                1,000,000          948,234

Residential Building Construction (1.56%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                  2,000,000        1,740,000

Security Brokers & Dealers (2.57%)
   Lehman Brothers, Inc.
     Senior Subordinated Notes;
     7.38%; 1/15/2007                 3,000,000        2,873,166

Telephone Communication (10.46%)
   Dominion Resources, Inc. Corporate
     Bond; 8.13%; 6/15/2010             900,000          908,294
   Global Crossing Holdings Ltd.
     Senior Notes; 9.13%; 11/15/2006  2,500,000        2,393,750
   Sprint Capital Corp.
     Notes; 6.90%; 5/1/2019           1,000,000          887,612
     Global Bonds; 6.88%; 11/15/2028  4,000,000        3,460,320
   Vodafone Airtouch PLC
     Unsubordinated Notes;
     7.75%; 2/15/2010                 2,000,000(a)     1,982,904
   WorldCom, Inc. Corporate Bond;
     8.25%; 5/15/2010                 2,000,000        2,047,112

                                                      11,679,992


                                    Total Bonds      100,559,653

U.S. Government Bonds (1.62%)

Treasury Notes (1.62%)
   U.S. Government Treasury Note;
     6.50%; 2/15/2010                 1,750,000        1,809,610

Asset-Backed Securities (5.37%)

Investment Offices (2.48%)
   Morgan Stanley Capital I, Inc.
     Commercial Mortgage
     Pass-Through Cert., Series 99-WF1,
     Class C; 6.54%; 10/15/2008       3,000,000        2,765,760

Security Brokers & Dealers (2.89%)
   J.P. Morgan Commercial Mortgage
     Finance Corp. Mortgage Pass-Through
     Cert., Series 2000-C9, Class A2;
     7.77%; 10/15/2032                1,250,000        1,270,588
   Merrill Lynch Mortgage Investors, Inc.
     Collateralized Mortgage-Backed
     Security, Series 95-C3, Class C;
     7.35%*; 12/26/2025               2,000,000        1,963,840


                  Total Asset-Backed Securities        6,000,188

Commercial Paper (0.97%)

Personal Credit Institutions (0.97%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                  1,081,172        1,081,172


           Total Portfolio Investments (97.42%)      109,450,623

Cash, receivables and other assets,
   net of liabilities (2.02%)                          2,256,208


                     Total Net Assets (100.00%)     $111,706,831



(a)  Restricted security - See Note 4 to the financial statements.
*    Variable rate (monthly).


CAPITAL VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (98.83%)

Aircraft & Parts (1.40%)
   Honeywell International, Inc.        119,500     $  4,025,656

Bakery Products (1.32%)
   Sara Lee Corp.                       196,200        3,789,113

Beverages (4.25%)
   PepsiCo, Inc.                        126,700        5,630,231
   Seagram Co. Ltd.                     113,800        6,600,400

                                                      12,230,631
Chemicals & Allied Products (1.26%)
   Dow Chemical Co.                     119,700        3,613,444

Combination Utility Services (0.88%)
   Montana Power Co.                     71,100        2,510,719

Commercial Banks (9.92%)
   Bank of America Corp.                111,490        4,794,070
   Chase Manhattan Corp.                148,050        6,819,553
   Comerica, Inc.                       124,700        5,595,913
   FleetBoston Financial Corp.          162,440        5,522,960
   PNC Financial Corp.                  123,600        5,793,750

                                                      28,526,246
Communications Equipment (1.62%)
   Motorola, Inc.                       159,900        4,647,094

Computer & Data Processing (1.69%)
   Electronic Data Systems Corp.         48,904        2,017,290
   First Data Corp.                      57,400        2,848,475

                                                       4,865,765
Computer & Office Equipment (3.20%)
   Compaq Computer Corp.                143,900        3,678,444
   Hewlett-Packard Co.                   44,300        5,531,963

                                                       9,210,407
Consumer Products (1.86%)
   Fortune Brands, Inc.                 232,100        5,352,806

Crude Petroleum & Natural Gas (3.95%)
   Burlington Resources, Inc.            78,200        2,991,150
   Texaco, Inc.                         157,050        8,362,912

                                                      11,354,062
Department Stores (2.68%)
   Sears, Roebuck & Co.                 139,300        4,544,663
   Target Corp.                          54,400        3,155,200

                                                       7,699,863
Drugs (7.75%)
   Abbott Laboratories                  172,500        7,687,031
   American Home Products Corp.         103,500        6,080,625
   Merck & Co., Inc.                    111,130        8,515,336

                                                      22,282,992
Eating & Drinking Places (1.59%)
   McDonald's Corp.                     138,500        4,561,844

Electric Services (7.85%)
   AES Corp.                            148,892(a)  $  6,793,197
   Dominion Resources, Inc.              68,600        2,941,225
   Duke Energy Corp.                     98,400        5,547,300
   Enron Corp.                          113,200        7,301,400

                                                      22,583,122
Electrical Industrial Apparatus (2.77%)
   Emerson Electric Co.                 131,900        7,963,463

Electronic Components &
Accessories (2.46%)
   Advanced Micro Devices, Inc.          28,800(a)     2,224,800
   Analog Devices, Inc.                  31,000(a)     2,356,000
   LSI Logic Corp.                       46,200(a)     2,500,575

                                                       7,081,375
Fire, Marine & Casualty
Insurance (3.05%)
   American International Group, Inc.    74,600        8,765,500

Forest Products (2.45%)
   Weyerhaeuser Co.                     164,100        7,056,300

Groceries & Related Products (1.68%)
   SYSCO Corp.                          114,400        4,819,100

Grocery Stores (1.18%)
   Albertson's, Inc.                    102,400        3,404,800

Highway & Street Construction (1.99%)
   Halliburton Co.                      121,500        5,733,281

Life Insurance (2.38%)
   American General Corp.               112,300        6,850,300

Measuring & Controlling Devices (0.64%)
   Teradyne, Inc.                        25,100(a)     1,844,850

Miscellaneous Chemical Products  (1.27%)
   Du Pont (E. I.) De Nemours            83,300        3,644,375

Miscellaneous Converted Paper
Products (1.58%)
   Minnesota Mining & Mfg. Co.           55,200        4,554,000

Miscellaneous Manufacturers (2.17%)
   Tyco International Ltd.              131,700        6,239,288

Motor Vehicles & Equipment (0.72%)
   General Motors Corp.                  35,600        2,067,025

Paper Mills (2.49%)
   Kimberly Clark Corp.                 124,800        7,160,400

Petroleum Refining (5.91%)
   Chevron Corp.                         99,700        8,455,806
   Exxon Mobil Corp.                    108,900        8,548,650

                                                      17,004,456
Primary Non-Ferrous Metals (2.04%)
   Alcoa, Inc.                          202,300        5,866,700

Retail Stores, NEC (1.03%)
   Costco Wholesale Corp.                90,000(a)     2,970,000

Savings Institutions (1.30%)
   Citigroup, Inc.                       62,100        3,741,525

Search & Navigation Equipment (0.98%)
   Raytheon Co.                         144,600        2,810,663

Security Brokers & Dealers (1.27%)
   Morgan Stanley Dean Witter & Co.      43,800        3,646,350

Telephone Communication (8.25%)
   AT&T Corp.                           258,650        8,179,806
   Alltel Corp.                          69,200        4,286,075
   Bell Atlantic Corp.                  109,700        5,574,131
   GTE Corp.                             91,100        5,670,975

                                                      23,710,987

                            Total Common Stocks      284,188,502


                                       Principal
                                        Amount          Value


Commercial Paper (2.89%)

Personal Credit Institutions (2.89%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                 $8,316,373     $  8,316,373


           Total Porfolio Investments (101.72%)      292,504,875

Liabilities, net of cash and receivables (-1.72%)     (4,958,340)


                               Total Net Assets     $287,546,535



(a) Non-income producing security - No dividend paid during the past twelve months.


GOVERNMENT SECURITIES ACCOUNT


                                       Principal
    Type    Rate      Maturity          Amount          Value

Federal Home Loan Mortgage Corporation (FHLMC)
Certificates (27.36%)

FHLMC       5.50% 3/1/2024             $  227,852    $   203,070
FHLMC       6.00  1/1/2009 - 1/1/2026   5,026,149      4,754,666
FHLMC       6.50  6/1/2018 - 12/1/2028 14,250,880     13,480,455
FHLMC       7.00  1/1/2024 - 8/1/2028   9,216,686      8,912,947
FHLMC       7.50  3/1/2023                 72,772         71,692
FHLMC Gold  5.50  2/1/2024                859,651        763,875
FHLMC Gold  6.00  7/1/2009              1,762,498      1,693,007
FHLMC Gold  6.50  10/1/2025 -5/1/2026   1,151,503      1,090,986
FHLMC Gold  7.00  9/1/2023 - 12/1/2023  1,753,455      1,700,924


                         Total FHLMC Certificates     32,671,622

Federal National Mortgage Association (FNMA)
Certificates (17.08%)

FNMA        5.50  5/1/2024                966,899        860,097
FNMA        6.00  2/1/2009 - 11/1/2028  6,302,400      5,857,337
FNMA        6.50  11/1/2023 - 4/1/2029  9,590,808      9,066,246
FNMA        7.00  8/1/2023 - 11/1/2027  2,883,865      2,790,057
FNMA        7.50  4/1/2022 - 7/1/2027     822,732        814,901
FNMA        8.00  6/1/2030              1,000,000      1,004,458


                          Total FNMA Certificates     20,393,096

Government National Mortgage Association (GNMA)
Certificates (26.44%)

GNMA I      6.50  5/15/2026 - 8/15/2028   2,553,680    2,426,233
GNMA I      7.00  1/15/2024 - 5/15/2028   4,749,030    4,622,887
GNMA II     6.00  5/20/2024 - 7/20/2029  23,984,432   22,068,021
GNMA II     6.50  12/20/2025 - 2/20/2026  2,589,431    2,451,946


                          Total GNMA Certificates     31,569,087


                                       Principal
                                        Amount          Value


Private Export Funding Corporation (PEFCO)
Certificates (13.45%)

Private Export Funding Corp.
   Notes;
     6.24%; 5/15/2002                $  200,000      $   197,679
     7.01%; 4/30/2004                   280,000          279,582
     8.40%; 7/31/2001                 1,300,000        1,319,599
   Secured Notes;
     6.62%;10/1/2005                  2,200,000        2,160,092
     6.67%; 9/15/2009                 4,400,000        2,321,765
     8.35%; 1/31/2001                 1,000,000        1,008,440
   Series KK, Senior Secured Notes;
     8.75%; 6/30/2003                 1,373,000        1,435,404
   Series SS, Senior Secured Notes;
     5.50%; 3/15/2001                 3,375,000        3,343,906
     5.80%; 2/1/2004                  1,760,000        1,722,120
     7.03%; 10/31/2003                2,275,000        2,274,349


                       Total PEFCO Certificates       16,062,936

Student Loan Marketing Association (SLMA)
Certificates (12.26%)

Student Loan Marketing Association
   Debentures;
     7.30%; 8/1/2012                 $7,000,000      $ 7,077,868
     8.47%; 12/1/2008                 1,000,000        1,081,184
     9.15%; 12/1/2004                 1,200,000        1,293,998
   Global Notes;
     6.05%;  9/14/2000                1,790,000        1,787,335
   Medium-Term Notes;
     6.25%; 12/1/2008                 1,100,000        1,036,676
   Notes;
     5.20%; 3/2/2001                    500,000          494,807
     6.13%; 12/1/2005                 1,560,000        1,498,105
     9.25%; 6/1/2004                    350,000          375,792


                        Total SLMA Certificates       14,645,765

Federal Agency Short-Term Obligations (3.40%)

Federal & Federally Sponsored
Credit (3.40%)
   Federal Home Loan Bank System,
     Commercial Paper;
     6.44%; 10/2/2000                 1,000,000          983,363
   Investment in Joint Trading Account,
     Student Loan Marketing Association;
     6.57%; 7/3/2000                  3,079,886        3,078,762


                         Total Commercial Paper        4,062,125


           Total Portfolio Investments (99.99%)      119,404,631

Cash and receivables, net of liabilities (0.01%)          11,201


                     Total Net Assets (100.00%)     $119,415,832


GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (99.24%)

Accounting, Auditing &
Bookkeeping (3.09%)
   Paychex, Inc.                        253,950      $10,665,900

Advertising (1.81%)
   TMP Worldwide, Inc.                   84,666(a)     6,249,409

Cable & Other Pay TV Services (3.04%)
   Comcast Corp.                        259,100(a)    10,493,550

Commercial Banks (2.87%)
   Fifth Third Bancorp.                  55,000        3,478,750
   State Street Corp.                    60,500        6,416,781

                                                       9,895,531
Communications Equipment (8.00%)
   Nortel Networks Corp.                276,400       18,864,300
   Tellabs, Inc.                        128,100(a)     8,766,844

                                                      27,631,144
Computer & Data Processing
Services (6.70%)
   America Online, Inc.                  63,800(a)     3,365,450
   Microsoft Corp.                       48,200(a)     3,856,000
   Sun Microsystems, Inc.               174,900(a)    15,904,969

                                                      23,126,419
Computer & Office Equipment (16.08%)
   Automatic Data Processing Services   122,900        6,582,831
   Cisco Systems, Inc.                  427,400(a)    27,166,612
   EMC Corp.                            180,000(a)    13,848,750
   Gateway, Inc.                        139,800(a)     7,933,650

                                                      55,531,843
Department Stores (2.84%)
   Kohl's Corp.                         176,400(a)     9,812,250

Drugs (8.86%)
   Bristol-Myers Squibb Co.             134,400        7,828,800
   Johnson & Johnson                     21,400        2,180,125
   Pfizer, Inc.                         429,200       20,601,600

                                                      30,610,525
Electronic Components &
Accessories (12.88%)
   Intel Corp.                          135,800       18,154,762
   JDS Uniphase Corp.                    35,700(a)     4,279,538
   Linear Technology Corp                81,400        5,204,513
   Maxim Integrated Products, Inc.      151,200(a)    10,272,150
   Texas Instruments, Inc.               95,600        6,566,525

                                                      44,477,488
Federal & Federally Sponsored
Credit (2.16%)
   Federal National Mortgage Association142,900        7,457,594

Fire, Marine & Casualty
Insurance (3.45%)
   American International Group, Inc.   101,550       11,932,125

Furniture & Home Furnishings
Stores (3.08%)
   Bed Bath & Beyond, Inc.              293,000(a)    10,621,250

Groceries & Related Products (2.61%)
   SYSCO Corp.                          214,400      $ 9,031,600

Household Appliances (4.56%)
   General Electric Co.                 297,000       15,741,000

Lumber & Other Building
Materials (2.94%)
   Home Depot, Inc.                     203,300       10,152,294

Medical Instruments & Supplies (3.36%)
   Guidant Corp.                        234,500(a)    11,607,750

Miscellaneous Shopping Goods
Stores (0.75%)
   Staples, Inc.                        169,500(a)     2,606,062

Savings Institutions (4.28%)
   Citigroup, Inc.                      245,497       14,791,194

Telephone Communication (5.88%)
   AT&T Corp.                            78,752        2,490,532
   BellSouth Corp.                      117,800        5,021,225
   Worldcom, Inc.                       278,892(a)    12,794,171

                                                      20,305,928


                            Total Common Stocks      342,740,856


                                       Principal
                                        Amount          Value


Commercial Paper (0.66%)

Personal Credit Institutions (0.66%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                 $2,297,820      $ 2,297,820


           Total Portfolio Investments (99.90%)      345,038,676

Cash, receivables and other assets,
   net of liabilities (0.10%)                            340,637


                     Total Net Assets (100.00%)     $345,379,313



(a) Non-income producing security - No dividend paid during the past twelve months.


HIGH YIELD ACCOUNT


                                       Principal
                                        Amount          Value


Bonds (87.67%)

Advertising (3.75%)
   Lamar Media Corp.
     Senior Subordinated Notes;
     9.63%; 12/1/2006                  $500,000       $  502,500

Blast Furnace & Basic Steel
Products (3.31%)
   AK Steel Corp. Senior Notes;
     7.88%; 2/15/2009                   500,000          443,750

Communications Equipment (3.35%)
   Century Communications Corp.
     Senior Discount Notes;
     1/15/2008                          500,000(a)       205,000
   Williams Communication Group, Inc.
     Senior Notes; 10.88%; 10/1/2009    250,000          244,375

                                                         449,375
Communications Services, NEC (6.23%)
   Charter Communications Holdings, LLC
     Senior Discount Notes;
     11.75%; 1/15/2010                  500,000(a)       284,375
   Level 3 Communications, Inc.
     Senior Discount Notes; 3/15/2010   350,000(a)(b)    191,625
     Senior Notes; 9.13%; 5/1/2008      400,000          359,000

                                                         835,000
Computer & Data Processing
Services (3.24%)
   Globix, Inc. Senior Notes;
     12.50%; 2/1/2010                   250,000          205,000
   PSINet, Inc. Senior Notes;
     10.50%; 12/1/2006                  250,000          230,000

                                                         435,000
Computer & Office Equipment (2.15%)
   International Game Technology
     Senior Notes; 7.88%; 5/15/2004     300,000          288,000

Crude Petroleum & Natural Gas (3.69%)
   Chesapeake Energy Corp. Senior
     Notes, Series A;
     9.63%; 5/1/2005                    250,000          242,500
   Louis Dreyfus Natural Gas Co.
     Senior Subordinated Notes;
     9.25%; 6/15/2004                   250,000          252,477

                                                         494,977
Electric Services (4.29%)
   Calpine Corp. Senior Notes;
     7.88%; 4/1/2008                    500,000          476,875
   York Power Funding Ltd.
     Senior Secured Bonds;
     12.00%; 10/30/2007                 100,000(b)        98,000

                                                         574,875
Electronic Components &
Accessories (0.75%)
   Flextronics International Ltd.
     Senior Subordinated Notes;
     9.88%; 7/1/2010                    100,000(b)       100,750

Forest Products (2.89%)
   Doman Industries Ltd. Senior Notes;
     8.75%; 3/15/2004                   500,000          387,500

Funeral Service & Crematories (3.20%)
   Service Corp. International Notes;
     6.75%; 6/1/2001                    150,000          129,000
     7.38%; 4/15/2004                   500,000          300,000

                                                         429,000
Grocery Stores (2.08%)
   Marsh Supermarkets, Inc.;
     8.88%; 8/1/2007                    300,000          279,000

Heavy Construction, Except
Highway (3.43%)
   Mastec, Inc. Senior Subordinated
     Notes; 7.75%; 2/1/2008             500,000          460,000

Hospitals (5.59%)
   Iasis Healthcare Corp. Notes;
     13.00%; 10/15/2009                 500,000          497,500
   Tenet Healthcare Corp. Senior Notes;
     9.25%; 9/1/2010                    250,000(b)       251,875

                                                         749,375
Hotels & Motels (5.42%)
   HMH Properties, Inc. Senior Notes;
     7.88%; 8/1/2005                    500,000          462,500
   John Q. Hammons Hotels LP &
     Finance Corp. First Mortgage
     Notes; 8.88%; 2/15/2004            300,000          264,000

                                                         726,500
Medical Service & Health
Insurance (1.29%)
   Conseco, Inc. Notes;
     8.75%; 2/9/2004                    250,000          173,750

Miscellaneous Amusement,
Recreation Service (4.11%)
   Park Place Entertainment Corp.
     Senior Subordinated Notes,
     9.38%; 2/15/2007                   250,000          250,000
   Station Casinos, Inc. Senior
     Subordinated Notes,
     9.88%; 7/1/2010                    300,000(b)       300,750

                                                         550,750
Miscellaneous Plastics
Products, NEC (2.24%)
   Tekni-Plex, Inc. Senior
     Subordinated Notes;
     12.75%; 6/15/2010                  300,000(b)       300,000

Personal Credit Institutions (0.76%)
   MacSaver Financial Services, Inc.
     Notes; 7.60%; 8/1/2007             200,000          102,000


Public Building & Related
Furniture (1.75%)
   Lear Corp. Senior Notes;
     7.96%; 5/15/2005                   250,000          234,993

Radio & Television
Broadcasting (0.68%)
   Antenna TV S.A. Senior Notes;
     9.00%; 8/1/2007                    100,000           90,875

Residential Building
Construction (1.62%)
   D.R. Horton, Inc. Senior Notes;
     8.00%; 2/1/2009                    250,000          217,500

Telephone Communication (15.45%)
   Clearnet Communications, Inc.
     Step-up Senior Discount Notes;
     12/15/2005                         250,000(a)       258,125
   Covad Communications Group, Inc.
     Senior Notes; 12.00%; 2/15/2010    250,000(b)       195,000
   Global Crossing Holdings Ltd.
     Senior Notes; 9.13%; 11/15/2006    500,000          478,750
   Intermedia Communications, Inc.
     Senior Notes; 8.50%; 1/15/2008     200,000          184,000
   NEXTLINK Communications, Inc.
     Senior Notes; 10.75%; 6/1/2009     200,000          197,000
     Senior Notes; 10.50%; 12/1/2009    300,000(b)       292,500
   Winstar Communications, Inc.
     Senior Notes; 12.75%; 4/15/2010    500,000(b)       466,250

                                                       2,071,625
Water Supply (3.46%)
   CE Casecnan Water & Energy Co., Inc.
     Senior Notes; 11.45%; 11/15/2005   500,000(b)       465,000

Water Transportation of
Freight, NEC (2.94%)
   Cenargo International PLC
     First Mortgage Notes;
     9.75%; 6/15/2008                   500,000          395,000


                                    Total Bonds       11,757,095


                                        Shares
                                         Held           Value


Common Stocks (0.00%)

Communications Equipment (0.00%)
   FWT, Inc.                              3,733(c)    $        0

Computer & Data Processing
 Services (0.00%)
   DecisionOne Corp. - Common             1,166(c)             0
   DecisionOne Corp. - Warrants,
     Class A                                684(c)             0
     Class B                              1,180(c)             0
     Class C                                700(c)             0


                            Total Common Stocks                0

Preferred Stocks (0.16%)

Communication Equipment (0.14%)
   FWT, Inc.                             37,333(c)        18,667

Fuel Dealers (0.02%)
   Star Gas Partners LP                     132            2,030


                         Total Preferred Stocks           20,697


                                       Principal
                                        Amount          Value


Commercial Paper (4.79%)

Business Credit Institutions (3.58%)
   American Express Credit Corp.;
     6.70%; 7/5/2000                   $480,000       $  479,642

Personal Credit Institutions (1.21%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                    162,837          162,837


                         Total Commercial Paper          642,479


           Total Portfolio Investments (92.62%)       12,420,271

Cash and receivables, net of liabilities (7.38%)         990,314


                     Total Net Assets (100.00%)      $13,410,585




(a)  Non-income producing security - Zero-step coupon bond.
(b)  Restricted security - See Note 4 to the financial statements.
(c) Non-income producing security - No dividend paid during the last twelve months.


INTERNATIONAL ACCOUNT


                                        Shares
                                         Held           Value


Common  Stocks (94.69%)

Advertising (0.78%)
   WPP Group PLC                        113,100      $ 1,642,877

Agricultural Chemicals (0.51%)
   Norsk Hydro ASA                       25,300        1,065,580

Aircraft & Parts (0.78%)
   Rolls-Royce PLC                      455,900        1,630,568

Combination Utility Services (2.87%)
   Alcatel Alsthom                       91,500        6,025,744

Commercial Banks (9.33%)
   Bank of Ireland                      394,518        2,486,540
   BNP Paribas                           35,600        3,439,880
   Deutsche Bank AG NPV                  23,800        1,997,404
   National Australia Bank Ltd.         118,386        1,983,027
   Nordic Baltic Holding AB             569,709        4,319,558
   Royal Bank of Canada Montreal, Quebec 37,000        1,891,617
   San Paolo - IMI S.p.A ADR            106,400(a)     1,896,068
   Sanwa Bank Ltd.                      199,000        1,591,172

                                                      19,605,266
Communications Equipment (5.54%)
   Siemens AG                            27,000        4,058,286
   Sony Corp.                            23,000        2,152,072
   Telefonaktiebolaget LM Ericsson,
     Class I                            272,800        5,427,557

                                                      11,637,915
Communications Services, NEC (2.28%)
   Koninklijke KPN NV                    78,600        3,529,921
   Korea Telecom Corp. ADR               26,000        1,257,750

                                                       4,787,671
Computer & Data Processing
Services (2.04%)
   Cap Gemini SA                          8,000        1,414,879
   Getronics NV                         185,400        2,870,219

                                                       4,285,098
Computer & Office Equipment (7.20%)
   Baltimore Technologies PLC             2,350(a)        17,966
   Canon, Inc.                           45,000        2,245,641
   Compal Electronics, Inc.             329,398          807,479
   Fujitsu Ltd.                          67,000        2,323,992
   NEC Corp.                            130,000        4,091,489
   Orbotech Ltd. ADR                     20,000(a)     1,857,500
   Toshiba Corp.                        334,000        3,778,631

                                                      15,122,698
Concrete, Gypsum & Plaster
Products (1.00%)
   Lafarge SA                            26,900        2,098,986

Consumer Products (0.91%)
   Swedish Match Co.                    618,615        1,918,465

Crude Petroleum & Natural Gas (2.60%)
   Total Fina Elf                        35,433      $ 5,454,894

Dairy Products (1.54%)
   Koninklijke Numico NV                 23,556        1,122,252
   Unilever NV                           17,900          824,478
   Unilever PLC                         213,700        1,288,421

                                                       3,235,151
Drugs (4.19%)
   AstraZeneca Group PLC                 35,976        1,681,749
   Novartis AG                            1,878        2,984,353
   Rhodia, Inc. SA                      109,100        1,840,646
   Taisho Pharmaceutical Co.             27,000          969,708
   Takeda Chemical Industries            20,000        1,315,629

                                                       8,792,085
Drugs, Proprietaries & Sundries (1.67%)
   Glaxo Wellcome PLC                   120,300        3,505,855

Electronic Components &
Accessories (1.60%)
   Murata Mfg. Co., Ltd.                  5,000          719,248
   Samsung Electronics                    4,100        1,356,831
   United Microelectronics Corp.        459,600(a)     1,275,879

                                                       3,351,958
Electronic Distribution Equipment (2.94%)
   Koninklijke Philips Electronics      130,534        6,181,351

Family Clothing Stores (0.54%)
   Fast Retailing Co., Ltd.               2,700        1,133,028
Finance Services (0.27%)
   Takefuji Corp.                         4,700          569,037

Fire, Marine & Casualty
Insurance (3.07%)
   Royal & Sun Alliance Insurance
     Group                              472,000        3,052,964
   Zurick Allied AG                       6,858        3,399,340

                                                       6,452,304
Foreign Bank, Branches &
Agencies (1.29%)
   UBS AG                                18,390        2,702,973

Gas Production & Distribution (1.08%)
   BG Group PLC                         163,190        1,052,448
   OMV AG                                13,900        1,212,520

                                                       2,264,968
Heavy Construction,
Except Highway (1.63%)
   Vivendi                               38,700        3,429,657

Industrial Inorganic Chemicals (3.31%)
   Aventis SA                            94,959        6,958,994

Investment Offices (1.47%)
   Amvescap PLC                         194,800        3,098,008

Life Insurance (5.09%)
   AXA ADR                               35,120        5,554,837
   ING Groep NV                          75,800        5,144,407

                                                      10,699,244
Miscellaneous Business Services (1.19%)
   Brisa-Auto Estradas De Portugal SA   290,000        2,507,479

Miscellaneous Investing (1.44%)
   Investor AB, Class B                 219,600        3,017,060

Miscellaneous Non-Durable Goods (1.99%)
   Diageo PLC                           467,205        4,183,693

Newspapers (3.51%)
   News Corp. Ltd. ADR                   75,500        4,114,750
   Publishing & Broadcasting Ltd.        55,700          429,748
   United News & Media PLC              196,200        2,821,761

                                                       7,366,259
Oil & Gas Field Services (0.62%)
   Petroleum Geo-Services ASA            76,100(a)     1,304,323

Paperboard Containers & Boxes (1.19%)
   Buhrmann NV                           87,200        2,503,492

Periodicals (1.15%)
   VNU NV                                46,700        2,421,849

Petroleum Refining (2.61%)
   BP Amoco PLC                         571,000        5,480,535

Radio & Television Broadcasting (1.09%)
   Carlton Communications PLC           178,198        2,291,732

Sanitary Services (1.25%)
   Suez Lyonnaise des Eaux SA            14,900        2,620,929

Security Brokers & Dealer (0.70%)
   Nikko Securities Co., Ltd.           149,000        1,478,664

Soap, Cleaners & Toilet Goods (0.93%)
   Reckitt Benckiser, Inc.              176,645        1,962,886

Special Industry Machinery (0.18%)
   Cookson Group                        113,600          379,214

Telephone Communication (11.31%)
   British Telecommunications PLC       182,700        2,362,077
   Cable & Wireless PLC                 168,600        2,863,835
   DDI Corp.                                146        1,407,495
   Hellenic Telecom Organization SA ADR 106,000        1,291,875
   Jazztel PLC ADR                          922(a)        24,202
   Nippon Telegraph and Telephone Corp.      86        1,146,071
   Nokia Corp. ADR, Class A              89,200        4,454,425
   Nokia OYJ                              2,000          102,473
   NTT DoCoMo, Inc.                          48        1,302,018
   Telecom Corp. of New Zealand Ltd.    741,000        2,598,778
   Telefonica, SA                       123,200(a)     2,657,211
   Vodafone AirTouch PLC                875,832        3,540,215

                                                      23,750,675


                            Total Common Stocks      198,919,165
Preferred Stock (0.15%)

Commercial Banks (0.15%)
   National Australia Bank ECU           11,500          325,594

                                       Principal
                                        Amount          Value


Commercial Paper (4.77%)

Business Credit Institutions (2.44%)
   American Express Credit Corp.;
     6.78%; 7/5/00                   $5,125,000     $  5,121,139

Personal Credit Institutions (2.33%)
   Ford Motor Credit Co.;
     6.72%; 7/3/00                    4,900,000        4,898,171


                         Total Commercial Paper       10,019,310


           Total Portfolio Investments (99.61%)      209,264,069

Cash and receivables, net of liabilities (0.39%)         815,168


                     Total Net Assets (100.00%)     $210,079,237



(a)  Non-income producing security - No dividend paid during the period.


                        International Account
                       Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Australia               $  6,853,119            3.27%
   Austria                   1,212,520             0.58
   Canada                    1,891,617             0.90
   Finland                   4,556,898             2.18
   France                   38,839,445            18.56
   Germany                   6,055,690             2.89
   Greece                    1,291,875             0.62
   Israel                    1,857,500             0.89
   Italy                     1,896,068             0.91
   Japan                    26,223,893            12.53
   Korea, Republic of        2,614,581             1.25
   Netherlands              24,597,970            11.75
   New Zealand               2,598,779             1.24
   Norway                    2,369,903             1.13
   Portugal                  2,507,479             1.20
   Spain                     2,657,211             1.27
   Sweden                   16,364,389             7.82
   Switzerland               9,086,666             4.34
   Taiwan, Province of China 2,083,358             1.00
   United Kingdom           43,685,798            20.88
   United States            10,019,310             4.79


                  Total   $209,264,069           100.00%


INTERNATIONAL SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value



Common Stocks (87.83%)

Advertising (1.99%)
   Mosaic Group, Inc.                    69,064(a)    $  839,021
   SR Teleperformance                     8,658(a)       331,149

                                                       1,170,170
Agricultural Chemicals (0.70%)
   Zeltia SA                              6,800(a)       410,660

Air Transportation, Scheduled (1.48%)
   Ryanair Holdings PLC ADR              11,151(a)       407,012
   West Jet Airlines Ltd.                30,350(a)       460,882

                                                         867,894
Bakery Products (0.05%)
   QAF                                   79,000           26,958

Beer, Wine & Distilled Beverages (1.33%)
   Hite Brewery Co. Ltd.                 17,800          782,225

Commercial Banks (1.10%)
   HKCB Bank Holding Co. Ltd.         1,156,000(a)       333,663
   Koram Bank                            52,000(a)       314,791

                                                         648,454
Commercial Printing (1.38%)
   Creo Products, Inc.                   35,617(a)       810,287

Communications Equipment (3.60%)
   Elcoteq Network Corp., Class A        36,600(a)       805,187
   Gilat Satellite Networks               7,200(a)       499,500
   Pandatel AG                            5,015(a)       586,494
   Telson Electronics Co. Ltd.           21,200          225,304

                                                       2,116,485
Communications Services, NEC (3.83%)
   Eyretel PLC                          411,700(a)     1,302,641
   GT Group Telecom, Inc., Class B       34,700(a)       548,694
   SwitchCore AB                         38,100(a)       399,647

                                                       2,250,982
Computer & Data Processing
Services (11.78%)
   AIT Group PLC                          4,052           75,069
   Articon Information Systems AG         5,500(a)       375,384
   Baltimore Technologies PLC             6,074(a)        95,665
   BioData Information Technology AG      1,640(a)       553,375
   C.REL                                 53,000(a)        68,207
   Computershare Ltd.                   112,072          578,024
   Cresco Ltd.                            3,200          229,857
   Dansk Data Electronik AS, Class B        460(a)        30,441
   Enea Data AB                           4,075           27,877
   F-Secure OYJ                           5,400(a)        62,686
   Grenke Leasing                        21,100(a)       663,421
   Guardian IT PLC                       16,600(a)       341,778
   Lectra Systemes                       10,376(a)       170,082
   LPKF Laser & Electronics               2,700          723,400
   Maxxcom                               71,000(a)       383,351
   META4 NV                               7,983(a)        66,193
   Morse Holdings PLC                    96,500(a)       620,889
   Orchestream Holdings PLC             124,100(a)       597,443
   Parsytec AG NPV                        1,800(a)       405,484
   Tele Atlas BV                         32,900(a)       482,525
   Telecomputing ASA                     27,510(a)       222,077
   Telindus Group - Strip VVPR              500(a)             5
   Via Net.Works, Inc.                    8,200(a)       126,588
   VISMA ASA                              4,480(a)        22,800

                                                       6,922,621
Computer & Office Equipment (1.06%)
   Venture Mfg. Ltd.                     61,000          620,937

Construction & Related
Machinery (3.08%)
   Gerberit AG-REG                        1,200          402,198
   Palfinger AG                           8,600          216,402
   Pinguely-Haulotte                     28,698          599,710
   Swisslog Holding AG                    1,200          590,382

                                                       1,808,692
Crushed & Broken Stone (0.19%)
   Brandrill Limited NV                 188,911(a)       113,426

Deep Sea Foreign Transportation
of Freight (0.83%)
   Frontline Ltd.                        39,700(a)       487,689

Drugs (3.52%)
   CSL Ltd.                              42,232          837,667
   FH Faulding & Co. Ltd.                91,900          451,582
   Girindus AG                            5,600(a)       175,537
   Hisamitsu Pharmaceutical              30,000          462,455
   Nippon Shinyaku Co. Ltd.              14,000          142,243

                                                       2,069,484
Eating & Drinking Places (0.61%)
   Global-Dining, Inc.                      300(a)        19,281
   Matsuya Foods Ltd.                    13,000          341,572

                                                         360,853
Electric Services (0.24%)
   Energy Developments Ltd.              11,032           64,582
   Vestas Wind Systems A/S                2,100           77,446

                                                         142,028
Electrical Industrial Apparatus (0.34%)
   Kontron Embedded Computers AG          2,200(a)       200,345

Electrical Work (0.84%)
   Bracknell Corp.                       95,600(a)       477,462
   International-Muller NV                1,003(a)        17,306

                                                         494,768
Electronic Components &
Accessories (7.58%)
   C-MAC Industries, Inc.                14,100(a)       666,141
   Chloride Group PLC                   268,900          769,396
   ELMOS Semiconductor AG                12,400          606,212
   JIT Holdings Ltd.                    301,000          525,749
   Kinseki Ltd.                           3,000           50,896
   Micronic Laser Systems AB             24,000(a)       489,811
   Nihon Denpa Kogyo Co. Ltd.            11,900(a)       618,591
   Parthus Technologies                 116,000(a)       333,664
   SOITEC                                   930(a)       218,415
   Toshiba Ceramics Co. Ltd.             21,000          175,852

                                                       4,454,727

Electronic Distribution
Equipment (1.29%)
   Austria Technologie & Systemtechnik AG 7,500(a)    $  567,965
   JOT Automation Group OYJ              28,700          192,306

                                                         760,271
Engineering & Architecture (1.20%)
   FUGRO NV                              12,304          704,721

Family Clothing Stores (1.00%)
   Giordano International Ltd.          385,000          585,257

General Industrial Machinery (1.99%)
   Koyo Seiko Co. Ltd.                   41,000          356,892
   Nippon Thompson Co. Ltd.              25,000          380,417
   NTN Corp.                             85,000          363,924
   Whatman PLC                           23,000           70,771

                                                       1,172,004
Industrial Inorganic Chemicals (0.21%)
   Air Water, Inc.                       28,000          125,174

Industrial Machinery, NEC (1.11%)
   CKD Corp.                             53,000          488,899
   Vossloh AG                            10,068          165,999

                                                         654,898
Investment Offices (0.20%)
   C.I. Fund Mgmt., Inc.                  6,300          119,268

Life Insurance (0.95%)
   Industrial Alliance Life Insurance Co.33,700(a)       557,243

Machinery, Equipment &
Supplies (1.49%)
   FKI PLC                              221,100(a)       786,600
   Geveke NV                              1,950           91,593

                                                         878,193
Measuring & Controlling Devices (1.85%)
   ERG Ltd.                             113,100          880,761
   Shimadzu Corp.                        37,000(a)       205,973

                                                       1,086,734
Medical & Dental Laboratories (1.04%)
   Unilabs AG                               570(a)       613,444

Medical Instruments & Supplies (1.87%)
   Cochlear Ltd.                         63,700        1,099,901

Metal Forgings & Stampings (0.49%)
   LPG Telecom Holding AB                10,550          288,688

Metalworking Machinery (0.32%)
   Mikron Holding AG                        251          185,392

Miscellaneous Amusement, Recreation
Services (2.33%)
   Aristocrat Leisure Ltd.              223,772          759,119
   Snai SPA                              24,400(a)       610,468

                                                       1,369,587
Miscellaneous Business Services (0.31%)
   GfK AG                                 3,700(a)       180,886
Miscellaneous Chemical Products (0.61%)
   Nichias Corp.                         89,000          355,815


Miscellaneous Electrical Equipment &
Supplies (1.17%)
   Kaba Holding AG, Class B                 440          568,243
   Zen Research                          51,800(a)       117,630

                                                         685,873
Miscellaneous Fabricated Metal
Products (0.79%)
   Coflexip SA                            3,800          462,615

Miscellaneous Primary Metal
Products (0.00%)
   YBM Magnex International, Inc.        13,300(a)            90

Miscellaneous Transportation
Equipment (1.06%)
   IFCO Systems NV                       23,600(a)       624,387

Motion Picture Distribution &
Services (0.35%)
   Studio Canal                          19,031(a)       204,321

Motion Picture Production &
Services (1.48%)
   Expand                                 2,320(a)       211,273
   Hit Entertainment PLC                100,200          659,864

                                                         871,137
Motor Vehicles & Equipment (0.69%)
   Torotrak PLC                          69,500(a)       402,978

Motorcycles, Bicycles & Parts (0.67%)
   Ducati Motor Holding SPA             152,000(a)       391,220

Non-Ferrous Rolling & Drawing (0.76%)
   Draka Holdings NV                      6,800          446,511

Office Furniture (0.70%)
   Corporate Express Australia          114,107          411,073

Oil & Gas Field Services (1.26%)
   TGS Nopec Geophysical Co. ASA         55,850(a)       741,621

Periodicals (1.16%)
   Informa Group PLC                     66,100          683,971

Personal Supply Services (0.53%)
   Creyf's NV                             6,300          167,887
   Unique International NV                6,050          145,567

                                                         313,454
Photographic Equipment &
Supplies (1.59%)
   Gretag Imaging Holding                   600          115,863
   Konica Corp.                          96,000(a)       816,597

                                                         932,460
Pottery & Related Products (0.47%)
   Maruwa Co. Ltd.                        7,000          277,870
Professional & Commercial
Equipment (1.25%)
   Azkoyen SA                            71,719          504,618
   Quality Healthcare Asia Ltd.         772,000(a)       227,778

                                                         732,396
INTERNATIONAL SMALLCAP ACCOUNT (Continued)

                                        Shares
                                         Held           Value


Radio, Television & Computer
Stores (0.46%)
   Yamada Denki Co. Ltd.                  3,000       $  269,647

Real Estate Operators &
Lessors (0.98%)
   Boardwalk Equities, Inc.              60,900(a)       575,432

Refrigeration & Service
Machinery (1.43%)
   Jenoptik AG                           14,600          419,862
   Munters AB                             5,105           62,279
   Wedeco AG Water Tech                   9,510(a)       360,089

                                                         842,230
Research & Testing Services (1.26%)
   Cambridge Antibody Technology Group   16,296(a)       737,649

Residential Building Construction (0.21%)
   Urban Corp.                            6,000          125,325

Security Brokers & Dealers (0.86%)
   Kempen & Co. NV                        4,600          231,499
   Van Der Moolen Holdings                4,900          276,189

                                                         507,688
Special Industry Machinery (2.76%)
   Chen Hsong Holdings Ltd.             534,000           86,999
   Muehlbauer Holding AG                  2,092          144,387
   SEZ Holding AG                           591          542,637
   Suess Microtec AG                     22,600(a)       849,234

                                                       1,623,257
Subdividers & Developers (0.65%)
   Singapore Land Ltd.                  179,000          380,983

Telephone Communication (1.49%)
   AAPT Ltd.                             36,700(a)       120,754
   Cybertron Telekom AG                   9,400(a)       221,664
   Cybertron Telekom Rights               9,400(a)             0
   Nera Telecommunications Ltd.         144,000          269,844
   Versatel Telecom International NV      6,300(a)       265,721

                                                         877,983
Variety Stores (0.01%)
   Thanks Japan Corp.                       800            8,544


                            Total Common Stocks       51,627,876


                                       Principal
                                        Amount          Value


Commercial Paper (14.20%)

Business Credit Institution (4.08%)
   American Express Credit;
     6.78%; 7/5/2000                 $1,650,000     $  1,648,757
     6.78%; 7/7/2000                    750,000          749,153

                                                       2,397,910
Commercial Banks (1.70%)
   CITICORP;
     6.68%; 7/11/2000                 1,000,000          998,144


                                       Principal
                                        Amount          Value

Production & Distribution (3.40%)
   Indiana Gas Co., Inc.
     6.77%; 7/5/2000                 $2,000,000       $1,996,991


Personal Credit Institutions (5.02%)
   Associates First Capital Corp.;
     6.89%; 7/3/2000                  2,000,000        1,999,234
   Wells Fargo Financial;
     6.75%; 7/6/2000                    950,000          949,109

                                                       2,948,343


                        Total Commercial Paper         8,341,388


          Total Portfolio Investments (102.03%)       59,969,264

Cash and receivables, net of liabilities (-2.03%)     (1,193,030)


                     Total Net Assets (100.00%)      $58,776,234



(a)  Non-income producing security - No dividend paid during the period.


                         International SmallCap Account
                             Investments by Country



                              Total           Percentage of
     Country                   Value            Total Value


   Australia                $5,316,891             8.87%
   Austria                   1,006,030             1.68
   Belguim                     167,892             0.28
   Canada                    5,437,871             9.07
   Denmark                     107,888             0.18
   Finland                   1,060,178             1.77
   France                    2,197,565             3.66
   Germany                   6,410,108            10.69
   Hong Kong                 1,233,696             2.06
   Ireland                     740,675             1.24
   Israel                      499,500             0.83
   Italy                     1,001,688             1.67
   Japan                     5,815,822             9.70
   Korea, Republic of        1,322,320             2.20
   Netherlands               3,412,608             5.69
   Norway                    1,542,393             2.57
   Singapore                 1,824,471             3.04
   Spain                       981,472             1.64
   Sweden                    1,268,303             2.11
   Switzerland               3,018,159             5.03
   United Kingdom            7,262,345            12.11
   United States             8,341,389            13.91


         Total             $59,969,264           100.00%


LARGECAP GROWTH ACCOUNT

                                        Shares
                                         Held           Value

Common Stocks (97.07%)

Beverages (1.30%)
   Anheuser-Busch Cos., Inc.              1,375        $ 102,695

Cable & Other Pay TV Services (6.32%)
   Cablevision Systems, Class A           2,325(a)       157,809
   Comcast Corp.                          8,485(a)       343,643
                                                       ----------
                                                          501,452
Commercial Banks (2.52%)
   Bank of New York Co., Inc.             4,300          199,950

Communications Equipment (0.80%)
   Lucent Technologies, Inc.              1,070           63,398

Communications Services, NEC (2.65%)
   Nextel Communications, Inc.            3,440(a)       210,485

Computer & Data Processing
Services (7.44%)
   Microsoft Corp.                        2,575(a)       206,000
   Sun Microsystems, Inc.                 3,100(a)       281,906
   Verisign, Inc.                           575(a)       101,488
                                                       ----------
                                                          589,394
Computer & Office Equipment (9.39%)
   Cisco Systems, Inc.                    6,150(a)       390,909
   Dell Computer Corp.                    1,350(a)        66,572
   EMC Corp.                              3,730(a)       286,977
                                                       ----------
                                                          744,458
Department Stores (0.90%)
   Wal-Mart Stores, Inc.                  1,235           71,167

Drugs (3.90%)
   Genentech, Inc.                          525(a)        90,300
   Pfizer, Inc.                           2,406          115,488
   Schering-Plough Corp.                  2,050          103,525
                                                       ----------
                                                          309,313
Electric Services (2.38%)
   Enron Corp.                            2,925          188,662

Electronic Components &
Accessories (5.95%)
   Linear Technology Corp.                5,250          335,672
   Texas Instruments, Inc.                1,980          136,001
                                                       ----------
                                                          471,673
Federal & Federally Sponsored
Credit (0.94%)
   Federal National Mortgage Association  1,430           74,627

Hotels & Motels (2.47%)
   MGM Grand, Inc.                        6,090          195,640

Household Appliances (3.51%)
   General Electric Co.                   5,250          278,250

Lumber & Other Building
Materials (1.49%)
   Home Depot, Inc.                       2,362        $ 117,952

Measuring & Controlling Devices (1.08%)
   PE Corp. - PE Biosystems Group         1,305           85,966

Miscellaneous Manufacturers (1.49%)
   Tyco International Ltd.                2,500          118,438

Miscellaneous Shopping Goods
Stores (0.86%)
   Staples, Inc.                          4,440(a)        68,265

Motion Picture Production &
Services (10.81%)
   AT&T Corp. - Liberty Media
     Group, Class A                       6,550(a)       158,837
   Time Warner, Inc.                      4,700          357,200
   Viacom, Inc., Class B                  5,000(a)       340,938
                                                       ----------
                                                          856,975
Motor Vehicles & Equipment (1.16%)
   General Motors Corp., Class H          1,050(a)        92,138

Personal Credit Institutions  (2.08%)
   American Express Co.                   3,165          164,976

Radio & Television Broadcasting (1.56%)
   Grupo Televisa SA GDR                  1,800(a)       124,088

Retail Stores, NEC (0.84%)
   Costco Wholesale Corp.                 2,025(a)        66,825

Savings Institutions (1.84%)
   Citigroup, Inc.                        2,412          145,323

Security Brokers & Dealers (3.86%)
   Charles Schwab Corp.                   2,850           95,832
   Morgan Stanley Dean Witter & Co.       2,525          210,206
                                                       ----------
                                                          306,038
Soap, Cleaners & Toilet Goods (0.60%)
   Colgate-Palmolive Co.                    800           47,900

Special Industry Machinery (6.45%)
   ASM Lithography Holdings NV            5,375(a)       237,172
   Applied Materials, Inc.                3,025(a)       274,141
                                                       ----------
                                                          511,313
Telephone Communication (11.92%)
   Nokia Corp. ADR, Class A               9,300          464,418
   Sprint PCS Group                       3,780(a)       224,910
   Telefonica SA ADR                      2,345(a)       150,227
   Vodafone AirTouch PLC ADR              2,550          105,666
                                                       ----------
                                                          945,221
Water Transportation of
Passengers (0.56%)
   Carnival Corp.                         2,275           44,363
                                                       ----------

           Total Portfolio Investments (97.07%)        7,696,945

Cash and receivables, net of liabilities (2.93%)          232,160
                                                       ----------

                     Total Net Assets (100.00%)       $7,929,105
                                                       ----------

(a) Non-income producing security - No dividend paid during the past twelve months.

MICROCAP ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (95.11%)

Agricultural Chemicals (1.46%)
   Agrium, Inc.                           8,600        $  74,175
   IMC Global Group Inc.                  3,900           50,700
                                                       ----------
                                                          124,875
Beverages (0.79%)
   American National Can Group, Inc.      4,000           67,500

Blast Furnace & Basic Steel
Products (0.63%)
   Titan International, Inc.             10,100           53,656

Broadwoven Fabric Mills, Cotton (0.61%)
   Burlington Industries, Inc.           30,700(a)        51,806

Colleges & Universities (1.48%)
   Career Education Corp.                 2,600(a)       126,100

Commercial Banks (4.02%)
   Colonial Bancgroup, Inc.               9,600           92,400
   Community First Bankshare, Inc.        4,900           79,931
   Pacific Century Financial Corp.        6,000           87,750
   Susquehana Bancshares                  5,800           82,650
                                                       ----------
                                                          342,731
Communications Equipment (0.36%)
   Standard Microsystems Corp.            2,000(a)        30,750

Computer & Data Processing
Services (2.80%)
   Avant Corp.                            2,500(a)        46,836
   Caminus Corp.                          1,100(a)        26,950
   GTECH Holdings Corp.                   1,400(a)        31,762
   Mentor Graphics Corp.                  6,700(a)       133,163
                                                       ----------
                                                          238,711
Computer & Office Equipment (1.40%)
   Valmont Industries, Inc.               6,000          119,250

Crude Petroleum & Natural Gas (1.54%)
   Louis Dreyfus Natural Gas Corp.        1,400(a)        43,837
   Swift Energy Co.                       3,100(a)        87,963
                                                       ----------
                                                          131,800
Deep Sea Foreign Transportation of
Freight (1.66%)
   Teekay Shipping Corp.                  4,300          141,363

Department Stores (1.38%)
   Venator Group, Inc.                   11,500(a)       117,875

Drugs (0.26%)
   KOS Pharmaceutical, Inc.               1,400(a)        22,488

Eating & Drinking Places (4.20%)
   CBRL Group, Inc.                      12,400          182,125
   Morton's Restaurant Group, Inc.        8,200(a)       176,300
                                                       ----------
                                                          358,425
Electric Services (4.07%)
   Bangor Hydro-Electric Co.              8,400          196,875
   Idacorp, Inc.                            900           29,025
   Public Service Co. of New Mexico       7,900          121,956
                                                       ----------
                                                          347,856
Electrical Goods (1.43%)
   Pioneer Standard Electronics, Inc.     8,300        $ 122,425

Electrical Industrial Apparatus (0.84%)
   UCAR International, Inc.               5,500(a)        71,844

Electronic Components &
Accessories (2.97%)
   General Semiconductors, Inc.          11,700(a)       172,575
   MEMC Electronic Materials, Inc.        4,500(a)        81,000
                                                       ----------
                                                          253,575
Elementary & Secondary School (1.83%)
   ITT Educational Services               8,900(a)       156,306

Farm & Garden Machinery (1.65%)
   AGCO Corp.                            11,500          140,875

Fire, Marine & Casualty
Insurance (4.38%)
   IPC Holdings Ltd.                      3,900           54,600
   PXRE Group Ltd.                       11,700          157,950
   Zenith National Insurance Corp.        7,600          161,500
                                                       ----------
                                                          374,050
Freight Transportation
Arrangement (0.75%)
   Hub Group, Inc., Class  A              4,300(a)        64,231

Gas Production & Distribution (1.30%)
   Laclede Gas Co.                        3,000           57,750
   Vectren Corp.                          3,100           53,475
                                                       ----------
                                                          111,225
Groceries & Related Products (1.58%)
   Fleming Cos., Inc.                    10,300          134,544

Health & Allied Services, NEC (0.42%)
   Radiologix, Inc.                      10,100(a)        35,981

Heavy Construction, Except
Highway (0.47%)
   Morrison Knudsen Corp.                 5,500(a)        39,875

Industrial Inorganic Chemicals (0.03%)
   Tetra Technologies, Inc.                 200(a)         2,837

Industrial Machinery, NEC (2.04%)
   Denison International PLC             13,800(a)       174,225

Industrial Organic Chemicals (2.57%)
   Lubrizol Corp.                         1,800           37,800
   Methanex Corp.                        53,200(a)       181,212
                                                       ----------
                                                          219,012
Insurance Agents, Brokers &
Services (0.79%)
   Brown & Brown, Inc.                    1,300           67,600

Investment Offices (0.30%)
   Allied Capital Corp.                   1,500           25,500

Life Insurance (0.18%)
   Liberty Financial Cos., Inc.             700           15,356

Mailing, Reproduction,
Stenographic (1.97%)
   Advo, Inc.                             4,000(a)       168,000

Medical Instruments & Supplies (2.41%)
   Haemonetics Corp.                      9,800(a)     $ 205,800

Medical Service & Health
Insurance (1.08%)
   Foundation Health Systems,
     Inc., Class A                        7,100(a)        92,300

Men's & Boys' Furnishings (0.84%)
   Tropical Sportswear
      International Corp.                 4,100(a)        71,750

Metals & Minerals, Except
Petroleum (0.03%)
   Commercial Metals Co.                    100            2,750

Miscellaneous Chemical Products (1.16%)
   Millenium Chemicals, Inc.              5,800           98,600

Miscellaneous Durable Goods (0.14%)
   Boyds Collection, Ltd.                 1,400(a)        11,900

Miscellaneous Investing (6.28%)
   Alexandria Real Estate                 2,100           72,056
   AvalonBay Communities, Inc.              800           33,400
   Centerpoint Properties Corp.           1,300           52,975
   Charles E. Smith Residential
     Realty, Inc.                         1,100           41,800
   Cousins Properties, Inc.               1,400           53,900
   Health Care Property Investors, Inc.   2,200           59,950
   Liberty Property Trust                 1,200           31,125
   Parkway Properties Trust                 100            3,050
   Prentiss Property Trust                4,300          103,200
   Reckson Associates Realty Corp.        2,200           52,250
   Storage USA, Inc.                      1,100           32,450
                                                       ----------
                                                          536,156
Miscellaneous Manufacturers (1.68%)
   Lydall, Inc.                          13,500(a)       143,437

Miscellaneous Textile Goods (1.38%)
   Belden, Inc.                           4,600          117,875

New & Used Car Dealers (0.94%)
   Lithia Motors, Inc.                    6,000(a)        80,250

Newspapers (2.12%)
   Lee Enterprises, Inc.                  3,600           83,925
   Media General, Inc., Class A           2,000           97,125
                                                       ----------
                                                          181,050
Non-Ferrous Foundries (Casting) (1.83%)
   Wolverine Tube, Inc.                   9,200(a)       156,400

Nursing & Personal Care Facilities (2.10%)
   Beverly Enterprises, Inc.             47,200(a)       132,750
   Manor Care, Inc.                       6,600(a)        46,200
                                                       ----------
                                                          178,950
Oil & Gas Field Services (1.57%)
   Cal Dive International, Inc.             600(a)        32,513
   Coflexip ADR                           1,000           60,500
   Stolt Comex Seaway SA                  2,900(a)        40,963
                                                       ----------
                                                          133,976
Paperboard Mills (0.83%)
   Caraustar Industries, Inc.             3,500        $  52,938
   Packaging Corp. of America             1,800(a)        18,225
                                                       ----------
                                                           71,163
Personnel Supply Services (0.33%)
   Modis Professional Services, Inc.      3,200(a)        28,400

Petroleum Refining (1.00%)
   Valero Energy Corp.                    2,700           85,725

Professional & Commercial
Equipment (1.53%)
   Tech Data Corp.                        3,000(a)       130,688

Real Estate Operators & Lessors (3.53%)
   Catellus Development Corp.             7,900(a)       118,500
   Insignia/ESG Holdings, Inc.            4,966(a)        49,660
   LNR Property Corp.                     3,200           62,400
   Trammell Crow Co.                      6,600(a)        70,950
                                                       ----------
                                                          301,510
Residential Building Construction (0.19%)
   D. R. Horton, Inc.                     1,200           16,275

Retail Stores, NEC (0.93%)
   Brookstone, Inc.                       8,300(a)        79,628

Savings Institutions (1.10%)
   Sovereign Bancorp, Inc.               13,300           93,516

Secondary Non-Ferrous Metals (0.45%)
   Ispat International NV                 4,000           38,000

Security & Commodity Services (1.43%)
   BlackRock, Inc.                        4,200(a)       121,800

Special Industry Machinery (2.70%)
   Milacron, Inc.                         8,900          129,050
   Unova, Inc.                            5,300(a)        38,756
   Varian Medical Systems, Inc.           1,600(a)        62,600
                                                       ----------
                                                          230,406
Surety Insurance (0.54%)
   Old Republic International Corp.       2,800           46,200

Telephone Communication (0.41%)
   Brightpoint, Inc.                      4,000(a)        34,625

Trucking & Courier Services,
Except Air (1.40%)
   Landstar Sytem, Inc.                   2,000(a)       119,125

Variety Stores (0.95%)
   ShopKo Stores, Inc.                    5,300(a)        81,488

Watches, Clocks, Watchcases &
Parts (2.07%)
   Movado Group, Inc.                    14,700          176,400
                                                       ----------

           Total Portfolio Investments (95.11%)        8,118,790

Cash and receivables, net of liabilities (4.89%)         417,675
                                                       ----------

                     Total Net Assets (100.00%)       $8,536,465
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP ACCOUNT

                                        Shares
                                         Held           Value

Common Stocks (96.13%)

Accounting, Auditing, &
Bookeeping (2.29%)
   Paychex, Inc.                        143,775      $ 6,038,550

Cable & Other Pay TV Services (0.24%)
   Mediacom Comm. Corp.                  41,000(a)       630,375

Combination Utility Services (0.44%)
   Montana Power Co.                     33,000        1,165,313

Commercial Banks (3.66%)
   Associated Bancorp.                   78,191        1,705,541
   North Fork Bancorp., Inc.            195,420        2,955,728
   State Street Corp.                    47,000        4,984,938
                                                       ----------
                                                        9,646,207
Communications Equipment (3.66%)
   Comverse Technology, Inc.             90,000(a)     8,370,000
   Metricom, Inc.                        46,000(a)     1,282,250
                                                       ----------
                                                        9,652,250
Communications Services, NEC (1.52%)
   Leap Wireless International, Inc.     85,500(a)     4,018,500

Computer & Data Processing
Services (18.36%)
   At Home Corp.                        174,000(a)     3,610,500
   BMC Software, Inc.                    78,000(a)     2,845,781
   Brocade Communications Systems, Inc.  37,500(a)     6,880,664
   Cadence Design Systems, Inc.          93,400(a)     1,903,025
   Citrix Systems, Inc.                  43,500(a)       823,781
   Data Return Corp.                     36,100(a)     1,046,900
   Digex, Inc.                           76,000(a)     5,163,250
   Entrust Technologies, Inc.            41,500(a)     3,434,125
   IMS Health, Inc.                     258,400        4,651,200
   Intuit Inc.                          112,500(a)     4,654,687
   Sungard Data Systems, Inc.            86,900(a)     2,693,900
   Symantec Corp.                        55,000(a)     2,966,562
   Veritas Software Corp.                68,600(a)     7,752,872
                                                       ----------
                                                       48,427,247
Computer & Office Equipment (1.05%)
   Lexmark International Group, Inc.     41,000(a)     2,757,250

Crude Petroleum & Natural Gas (2.93%)
   Devon Energy Corp.                    80,600        4,528,713
   Newfield Exploration Co.              82,000(a)     3,208,250
                                                       ----------
                                                        7,736,963
Drugs (7.21%)
   BioChem Pharma, Inc.                  77,000(a)     1,896,125
   Forest Laboratories, Inc.             32,500(a)     3,282,500
   Genzyme Corp.                        106,860(a)     6,351,491
   Medimmune Inc.                        34,500(a)     2,553,000
   Watson Pharmaceuticals, Inc.          92,000(a)     4,945,000
                                                       ----------
                                                       19,028,116
Electrical Industrial Apparatus (1.49%)
   American Power Conversion             96,500(a)     3,938,406


Electronic Components &
Accessories (11.74%)
   Adaptec, Inc.                        125,000(a)   $ 2,843,750
   Cobalt Networks, Inc.                 26,291(a)     1,521,592
   Flextronics International, Ltd.       25,504(a)     1,751,806
   Integrated Device Technology, Inc.    45,000(a)     2,694,375
   JDS Uniphase Corp.                    28,600        3,428,425
   Jabil Circuit Inc.                   143,600(a)     7,126,150
   Novellus Systems Inc.                 63,000(a)     3,563,438
   QLogic Corp.                          61,000(a)     4,029,813
   Sanmina Corp.                         47,000(a)     4,018,500
                                                       ----------
                                                       30,977,849
Fabricated Rubber Product, NEC (0.41%)
   Weatherford International             27,200(a)     1,082,900

General Industrial Machinery (0.78%)
   Pentair, Inc.                         58,000        2,059,000

Hose, Belting, Gaskets & Packing (0.00%)
   Mark IV Industries                         1               21

Hospitals (1.12%)
   Universal Health Services, Inc., Class B44,800(a)   2,956,800

Hotels & Motels (4.20%)
   Four Seasons Hotel, Inc.              85,400        5,310,813
   Marriott International, Inc., Class A159,700        5,759,181
                                                       ----------
                                                       11,069,994
Household Appliance Store (1.22%)
   Williams Sonoma Inc.                  99,000(a)     3,211,313

Investment Offices (1.13%)
   Amvescap PLC Sponsored ADR            38,020        2,979,818

Measuring & Controlling Devices (4.23%)
   ISCO, Inc.                                 1(a)             2
   Millipore Corp.                       74,700        5,630,512
   Roper Industries, Inc.               103,100        2,641,937
   Teradyne, Inc.                        39,200(a)     2,881,200
                                                       ----------
                                                       11,153,651
Medical Instruments & Supplies (2.44%)
   Guidant Corp.                        130,000(a)     6,435,000

Medical Services & Health
Insurance (0.82%)
   AFLAC Inc.                            47,000        2,159,062

Miscellaneous Business Services (3.20%)
   Cendant Corp.                        201,000(a)     2,814,000
   Convergys Corp.                      108,700(a)     5,638,813
                                                       ----------
                                                        8,452,813
Miscellaneous Personal Services (0.32%)
   H&R Block, Inc.                       26,000          841,750

Miscellaneous Shopping Goods
Stores (1.07%)
   Staples, Inc.                        184,000        2,829,000

Non-Classifiable Establishments (1.90%)
   S&P 400 Midcap Depository Receipts    56,370        5,002,837

Periodicals (0.34%)
   Primedia Inc.                         40,000(a)       910,000

Radio & Television Broadcasting (0.97%)
   USA Networks, Inc.                   118,000(a)   $ 2,551,750

Savings Institutions (2.10%)
   TCF Financial Corp.                  215,400        5,533,087

Search & Navigation Equipment (1.05%)
   SCI Systems, Inc.                     71,000(a)     2,782,312

Security Brokers & Dealers (1.78%)
   Lehman Brothers Holdings, Inc.        40,000        3,782,500
   WIT Soundview Group, Inc.             85,000(a)       912,422
                                                       ----------
                                                        4,694,922
Telephone Communication (10.57%)
   Broadwing, Inc.                      107,900(a)     2,798,656
   Dobson Communications Corp. A         67,000(a)     1,289,750
   Global Crossing Ltd.                 114,848        3,021,938
   Intermedia Communications, Inc.      120,800(a)     3,593,800
   McLeodUSA, Inc.                      281,975(a)     5,833,358
   NEXTLINK Communications               33,542(a)     1,272,500
   RCN Corp.                             67,800(a)     1,720,425
   Telephone and Data System             49,500        4,962,375
   Western Wireless Corp., Class A       62,000(a)     3,379,000
                                                       ----------
                                                       27,871,802
Variety Stores (1.89%)
   Family Dollar Stores                 254,600        4,980,612
                                                       ----------

                            Total Common Stocks      253,575,470


                                       Principal
                                        Amount          Value


Commercial Paper (3.63%)

Personal Credit Institutions (3.63%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                 $9,575,038      $ 9,575,038
                                                       ----------

           Total Portfolio Investments (99.76%)      263,150,508

Cash and receivables, net of liabilities (0.24%)     $    645,499
                                                       ----------

                     Total Net Assets (100.00%)      $263,796,007
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (97.29%)

Advertising (1.75%)
   TMP Worldwide, Inc.                    1,700(a)    $  125,481
   True North Communications              2,100           92,400
   Young & Rubicam, Inc.                  2,100          120,094
                                                       ----------
                                                          337,975
Air Transportation, Scheduled (0.30%)
   UAL Corp.                              1,000           58,187

Automotive Rentals, No Drivers (0.49%)
   Hertz Corp., Inc.                      3,400           95,412

Beverages (0.36%)
   Pepsi Bottling Group, Inc.             2,400           70,050

Cement, Hydraulic (0.14%)
   Centex Construction Products           1,200           27,225

Colleges & Universities (0.63%)
   Devry, Inc.                            4,600(a)       121,612

Combination Utility Services (1.77%)
   Constellation Energy Group, Inc.       5,000          162,812
   KeySpan Corp.                          3,900          119,925
   Northern States Power Co.              2,950           59,553
                                                       ----------
                                                          342,290
Commercial Banks (3.93%)
   Associated Bancorp.                    2,750           59,984
   City National Corp.                    4,100          145,550
   Cullen/Frost Bankers, Inc.             2,850           74,991
   Mercantile Bankshares Corp.            4,100          122,231
   North Fork Bancorp., Inc.              7,300          110,412
   Pacific Century Financial Corp.        6,000           87,750
   Union Planters Corp.                   3,800          106,162
   Unionbancal Corp.                      2,900           53,831
                                                       ----------
                                                          760,911
Communications Equipment (2.24%)
   Ciena Corp.                            1,100(a)       183,356
   Powerwave Technologies, Inc.           2,800(a)       123,200
   Sawtek, Inc.                           2,200(a)       126,637
                                                       ----------
                                                          433,193
Computer & Data Processing
Services (8.76%)
   BEA Systems, Inc.                      1,400(a)        69,213
   DST Systems, Inc.                      2,500(a)       190,313
   Intuit, Inc.                           6,500(a)       268,938
   IXL Enterprises, Inc.                  1,300(a)        18,850
   Portal Software, Inc.                  2,300(a)       146,913
   Proxicom, Inc.                         2,700(a)       129,263
   Rational Software Corp.                2,100(a)       195,169
   Scient Corp.                           1,250(a)        55,156
   Sungard Data Systems, Inc.             5,200(a)       161,200
   Sybase, Inc.                           5,450(a)       125,350
   Symantec Corp.                         3,000(a)       161,812
   Synopsys, Inc.                         2,800(a)        96,775
   Vignette Corp.                         1,500(a)        78,023
                                                       ----------
                                                        1,696,975
Computer & Office Equipment (0.90%)
   Digital Lightwave, Inc.                1,000(a)    $  100,500
   Sandisk Corp.                          1,200(a)        73,425
                                                       ----------
                                                          173,925
Crude Petroleum & Natural Gas (1.26%)
   Equitable Resources, Inc.              3,200          154,400
   Noble Affiliates, Inc.                 2,400           89,400
                                                       ----------
                                                          243,800
Department Stores (0.90%)
   BJ's Wholesale Club, Inc.              5,300(a)       174,900

Drugs (6.46%)
   Andrx Corp.                            1,700(a)       108,667
   Chiron Corp.                           4,600(a)       218,500
   Forest Laboratories, Inc.              1,050(a)       106,050
   IVAX Corp.                            10,600(a)       439,900
   Medimmune, Inc.                        3,300(a)       244,200
   Millenium Pharmaceuticals              1,200(a)       134,250
                                                       ----------
                                                        1,251,567
Eating & Drinking Places (0.96%)
   Brinker International, Inc.            3,500(a)       102,375
   Darden Restaurants, Inc.               5,100           82,875
                                                       ----------
                                                          185,250
Electric Services (4.70%)
   Allegheny Energy                       6,200          169,725
   DTE Energy Co.                         3,800          116,137
   Energy East Corp.                      5,400          102,937
   GPU, Inc.                              3,300           89,306
   NStar                                  4,000          162,750
   OGE Energy Corp.                       6,500          120,250
   Pinnacle West Capital Corp.            2,600           88,075
   Teco Energy, Inc.                      3,050           61,191
                                                       ----------
                                                          910,371
Electrical Goods (0.55%)
   Avnet, Inc.                            1,800          106,650

Electrical Industrial Apparatus (0.51%)
   American Power Conversion              2,400(a)        97,950

Electrical Work (1.05%)
   Quanta Services, Inc.                  3,700(a)       203,500

Electronic Components &
Accessories (9.59%)
   Cypress Semiconductor Corp.            3,300(a)       139,425
   Helix Technology Corp.                 2,100           81,900
   Jabil Circuit, Inc.                    3,500(a)       173,687
   Lattice Semiconductor Corp.            1,250(a)        86,406
   Microchip Technology, Inc.             3,300(a)       192,277
   Novellus Systems, Inc.                 2,950(a)       166,859
   Power-One, Inc.                        1,000(a)       113,937
   Sanmina Corp.                          2,300(a)       196,650
   SDL, Inc.                                500(a)       142,594
   Semtech Corp.                          1,500(a)       114,727
   Transwitch Corp.                       1,000(a)        77,187
   Varian Semiconductor Equipment
     Associates, Inc.                     1,400(a)        87,937
   Vishay Intertechnology, Inc.           4,350(a)       165,028
   Vitesse Semiconductor Corp.            1,600(a)       117,700
                                                       ----------
                                                        1,856,314
Engines & Turbines (0.33%)
   Briggs & Stratton Corp.                1,850           63,362

Family Clothing Stores (1.44%)
   Ross Stores, Inc.                      8,800       $  150,150
   TJX Cos., Inc.                         6,900          129,375
                                                       ----------
                                                          279,525
Gas Production & Distribution (2.33%)
   Dynegy, Inc.                           3,700          252,756
   Peoples Energy Corp.                   3,600          116,550
   Questar Corp.                          4,200           81,375
                                                       ----------
                                                          450,681
Groceries & Related Products (0.33%)
   SUPERVALU, Inc.                        3,300           62,906
Health & Allied Services, NEC (0.37%)
   Lincare Holdings, Inc.                 2,900(a)        71,412
Hospitals (0.85%)
   Universal Health Services, Inc.,
     Class B                              2,500(a)       165,000
Hotels & Motels (0.76%)
   MGM Grand, Inc.                        4,600          147,775
Household Furniture (0.34%)
   Leggett & Platt, Inc.                  3,950           65,175
Industrial Inorganic Chemicals (0.49%)
   Eastman Chemical Co.                   2,000           95,500

Industrial Machinery, NEC (0.32%)
   Parker-Hannifin Corp.                  1,800           61,650

Insurance Agents, Brokers &
Services (0.69%)
   Gallagher (Arthur J) & Co.             3,200          134,400

Life Insurance (0.48%)
   Nationwide Financial Services          2,850           93,694

Management & Public Relations (0.23%)
   Marchfirst, Inc.                       2,412(a)        44,019

Measuring & Controlling Devices (3.16%)
   Allergan, Inc.                         2,400          178,800
   Credence Systems Corp.                 1,400(a)        77,263
   Cytyc Corp.                            2,000(a)       106,750
   Johnson Controls, Inc.                 1,950          100,059
   Waters Corp.                           1,200(a)       149,775
                                                       ----------
                                                          612,647
Meat Products (0.45%)
   Hormel Foods Corp.                     5,200           87,425

Medical & Dental Laboratories (0.89%)
   Quest Diagnostics, Inc.                2,400(a)       171,750

Medical Instruments & Supplies (1.22%)
   Biomet, Inc.                           3,750          144,141
   Stryker Corp.                          2,100           91,875
                                                       ----------
                                                          236,016
Medical Service & Health
Insurance (0.45%)
   Trigon Healthcare, Inc.                1,700(a)        87,656

Millwork, Plywood & Structural
Members (0.50%)
   Georgia-Pacific Group.                 3,700       $   97,125

Miscellaneous Amusement,
Recreation (0.34%)
   Park Place Entertainment               5,400(a)        65,813

Miscellaneous Business Services (2.66%)
   Atmel Corp.                            3,800(a)       140,125
   Convergys Corp.                        2,500(a)       129,688
   Nova Corp.                             2,900(a)        81,019
   Viad Corp.                             6,000          163,500
                                                       ----------
                                                          514,332
Miscellaneous Electrical Equipment &
Supplies (1.12%)
   Nvidia Corp.                           3,400(a)       216,113

Miscellaneous Food & Kindred
Products (0.45%)
   McCormick & Co.                        2,700           87,750

Miscellaneous Manufacturers (0.49%)
   Blyth, Inc.                            3,200           94,400

Miscellaneous Plastics Products,
NEC (0.57%)
   Sealed Air Corp.                       2,100(a)       109,988

Miscellaneous Shopping Goods
Stores  (1.90%)
   Dollar Tree Stores, Inc.               6,150(a)       243,309
   Zale Corp.                             3,400(a)       124,100
                                                       ----------
                                                          367,409
Motion Picture Distribution &
Services (0.43%)
   MacroVision Corp.                      1,300(a)        83,098

Motor Vehicles & Equipment (0.27%)
   Navistar International Corp.           1,700(a)        52,806

Newspapers (1.67%)
   A.H. Belo Corp.                        4,000           69,250
   Dow Jones & Co., Inc.                  1,250           91,563
   Knight-Ridder, Inc.                    1,450           77,122
   Pulitzer, Inc.                           800           33,750
   The McClatchy Co., Class A             1,550           51,344
                                                       ----------
                                                          323,029
Office Furniture (0.37%)
   Herman Miller, Inc.                    2,750           71,156

Oil & Gas Field Services (4.78%)
   BJ Services Co.                        3,300(a)       206,250
   Ensco International, Inc.              5,700          204,131
   Noble Drilling Corp.                   4,400(a)       181,225
   Rowan Cos., Inc.                       3,900(a)       118,463
   Santa Fe International Corp.           2,600           90,838
   Ultramar Diamond Shamrock Corp.        5,000          124,063
                                                       ----------
                                                          924,970
Operative Builders (0.30%)
   Centex Corp.                           2,500           58,750

Opthalmic Goods (0.32%)
   Bausch & Lomb, Inc.                      800           61,900

Paints & Allied Products (0.68%)
   Sherwin-Williams Co.                   6,200       $  131,363

Personal Credit Institutions (0.86%)
   Metris Companies, Inc.                 6,600          165,825

Personnel Supply Services (0.87%)
   Robert Half International, Inc.        5,900(a)       168,150

Petroleum Refining (1.96%)
   Amerada Hess Corp.                     2,500          154,375
   Lyondell Petrochemical Co.             5,300           88,775
   Murphy Oil Corp.                       2,300          136,706
                                                       ----------
                                                          379,856
Plastic Materials & Synthetics (0.47%)
   Cytec Industries, Inc.                 3,650(a)        90,109

Preserved Fruits & Vegetables (0.29%)
   Lancaster Colony                       2,850           55,575

Primary Non-Ferrous Metals (0.78%)
   Engelhard Corp.                        4,300           73,369
   Phelps Dodge Corp.                     2,100           78,094
                                                       ----------
                                                          151,463
Producers, Orchestras &
Entertainers (0.41%)
   Westwood One, Inc.                     2,300(a)        78,488

Professional & Commercial
Equipment (0.78%)
   Patterson Dental Co.                     900(a)        45,900
   Tech Data Corp.                        2,400(a)       104,550
                                                       ----------
                                                          150,450
Radio & Television Broadcasting (1.73%)
   Fox Entertainment Group, Inc.          4,300(a)       130,613
   Hispanic Broadcasting Corp.            2,400(a)        79,500
   Univision Communications, Inc.         1,200(a)       124,200
                                                       ----------
                                                          334,313
Railroads (0.82%)
   Kansas City Southern Industries, Inc.  1,800          159,638

Savings Institutions (1.01%)
   Dime Bancorp, Inc.                     4,400           69,300
   Golden West Financial Corp.            3,100          126,519
                                                       ----------
                                                          195,819
Sawmills & Planning Mills (0.31%)
   Louisiana Pacific Corp.                5,600           60,900

Security & Commodity Services (0.83%)
   Price (T. Rowe) Associates, Inc.       3,800          161,500

Security Brokers & Dealers (0.98%)
   Edwards (A.G.), Inc.                   3,500          136,500
   Paine Webber Group, Inc.               1,150           52,325
                                                       ----------
                                                          188,825
Ship & Boat Building &
Repairing (0.24%)
   Brunswick Corp.                        2,850       $   47,203

Soap, Cleaners & Toilet Goods (0.18%)
   Dial Corp.                             3,350           34,756

Special Industry Machinery (0.46%)
   Kulicke & Soffa Industry, Inc.         1,500(a)        89,063

Sugar & Confectionery Products (0.68%)
   Wrigley (Wm.) Jr. Co.                  1,650          132,309

Surety Insurance (1.53%)
   Radian Group, Inc.                     2,600          134,550
   The PMI Group, Inc.                    3,400          161,500
                                                       ----------
                                                          296,050
Telephone Communication (1.67%)
   Illuminet Holdings, Inc.               1,300(a)        66,138
   ITXC Corp.                             2,600(a)        92,056
   Telephone & Data Systems, Inc.           950           95,238
   United States Cellular Corp.           1,100(a)        69,300
                                                       ----------
                                                          322,732
Trucking & Courier Services, Except
Air (0.82%)
   CNF Transportation, Inc.               1,450           32,988
   United Parcel Service, Inc., Class B   1,450           85,550
   US Freightways Corp.                   1,650           40,528
                                                       ----------
                                                          159,066
Women's & Misses' Outerwear (0.40%)
   Liz Claiborne, Inc.                    2,200           77,550
                                                       ----------
           Total Portfolio Investments (97.29%)       18,838,292

Liabilities, net of cash and receivables (2.71%)         525,671
                                                       ----------

                     Total Net Assets (100.00%)       $19,363,963
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

MIDCAP VALUE ACCOUNT

                                        Shares
                                         Held           Value


Common Stocks (98.28%)

Air Transportation, Scheduled (2.21%)
   Continental Airlines, Inc.             1,700(a)     $  79,900
   Southwest Airlines Co.                 3,100           58,706
                                                       ----------
                                                          138,606
Aircraft & Parts (1.91%)
   General Dynamics Corp.                 2,300          120,175

Bakery Products (1.34%)
   Nabisco Holdings, Class A              1,600           84,000

Business Credit Institutions (1.29%)
   Providian Financial Corp.                900           81,000

Commercial Banks (2.05%)
   M & T Bank Corporation                   150           67,500
   Valley National Bancorp                2,530           61,510
                                                       ----------
                                                          129,010
Computer & Data Processing
Services (4.35%)
   ChoicePoint, Inc.                      1,700(a)        75,650
   Comdisco, Inc.                         2,300           51,319
   Compuware Corp.                        3,200(a)        33,200
   Fiserv, Inc.                             700(a)        30,275
   Intuit, Inc.                             800(a)        33,100
   Sungard Data Systems, Inc.             1,600(a)        49,600
                                                       ----------
                                                          273,144
Computer & Office Equipment (2.76%)
   Apple Computer, Inc.                     800(a)        41,900
   Ceridian Corp.                         3,100(a)        74,594
   Gateway, Inc.                          1,000(a)        56,750
                                                       ----------
                                                          173,244
Crude Petroleum & Natural Gas (3.58%)
   Anadarko Petroleum Co.                 1,700           83,831
   Apache Corp.                           1,200           70,575
   USX-Marathon Group, Inc.               2,800           70,175
                                                       ----------
                                                          224,581
Cutlery, Handtools & Hardware (0.87%)
   Danaher Corp.                          1,100           54,381

Drugs (2.61%)
   Charles River Laboratories
     International, Inc.                  1,500(a)        33,281
   Genzyme Corp.                          2,200(a)       130,763
                                                       ----------
                                                          164,044
Electric Services (3.38%)
   AES Corp.                              2,700(a)       123,188
   Unicom Corp.                           2,300           88,981
                                                       ----------
                                                          212,169
Electronic Components &
Accessories (0.77%)
   Flextronics International Ltd.           700(a)        48,081

Federal & Federally Sponsored
Credit (1.97%)
   SLM Holdings Corp.                     3,300          123,544

Gas Production & Distribution (3.27%)
   Dynegy, Inc.                           1,091        $  74,529
   Kinder Morgan, Inc.                    1,500           51,844
   Williams Cos., Inc.                    1,900           79,206
                                                       ----------
                                                          205,579
General Industrial Machinery (0.82%)
   Pall Corp.                             2,800           51,800

Gold & Silver Ores (1.06%)
   Homestake Mining Co.                   9,700           66,688

Grocery Stores (1.40%)
   Kroger Co.                             4,000(a)        88,250

Health & Allied Services, NEC (0.96%)
   HealthSouth Corp.                      8,400(a)        60,375

Hospitals (1.81%)
   Tenet Healthcare Corp.                 4,200(a)       113,400

Household Audio & Video
Equipment (0.59%)
   Gemstar International Group Ltd.         600(a)        36,872

Industrial Inorganic Chemicals (1.01%)
   Praxair, Inc.                          1,700           63,644

Jewelry, Silverware & Plated
Ware (0.54%)
   Tiffany & Co.                            500           33,750

Life Insurance (4.62%)
   John Hancock Financial Services, Inc.    900(a)        21,319
   MetLife, Inc.                          7,600(a)       160,075
   Nationwide Financial Services, Inc.    3,300          108,487
                                                       ----------
                                                          289,881
Lumber & Construction Materials (0.93%)
   Crane Co.                              2,400           58,350

Management & Public Relations (1.32%)
   Dun & Bradstreet Corp.                 2,900           83,013

Measuring & Controlling Devices (1.66%)
   Eaton Corp.                            1,000           67,000
   Waters Corp.                             300(a)        37,444
                                                       ----------
                                                          104,444
Medical Instruments & Supplies (3.15%)
   Bard (C.R.), Inc.                      1,800           86,625
   Becton, Dickinson & Co.                1,800           51,638
   St. Jude Medical, Inc.                 1,300(a)        59,637
                                                       ----------
                                                          197,900
Medical Services & Health
Insurance (3.83%)
   Aon Corp.                              2,600           80,762
   UnumProvident Corp.                    4,000           80,250
   Wellpoint Health Networks, Inc.        1,100(a)        79,681
                                                       ----------
                                                          240,693
Miscellaneous Battery &
Equipment (0.58%)
   Energizer Holdings, Inc.               2,000(a)        36,500

Miscellaneous Business Services (1.19%)
   Iron Mountain, Inc.                    2,200(a)        74,800

Miscellaneous General Merchandise
Stores (0.69%)
   Consolidated Stores Corp.              3,600(a)     $  43,200

Miscellaneous Investing (6.15%)
   Boston Properties, Inc.                2,500           96,563
   Spieker Properties, Inc.               1,700           80,325
   Starwood Hotels & Resorts
     Worldwide, Inc.                      3,800          122,787
   Vornado Realty Trust                   2,500           86,875
                                                       ----------
                                                          386,550
Miscellaneous Plastics Products,
NEC (1.00%)
   Sealed Air Corp.                       1,200(a)        62,850

Miscellaneous Transportation
Equipment (1.20%)
   FMC Corp.                              1,300(a)        75,400

Mortgage Bankers & Broker (2.64%)
   Countrywide Credit Industries, Inc.    2,600           78,812
   IndyMAC Mortgage Holding               6,400           86,800
                                                       ----------
                                                          165,612
Motor Vehicles & Equipment (2.57%)
   General Motors Corp., Class H            600(a)        52,650
   SPX Corp.                                900(a)       108,844
                                                       ----------
                                                          161,494
Newspapers (3.16%)
   Belo (A.H.) Corp.                      7,200          124,650
   Scripps Co.                            1,500           73,875
                                                       ----------
                                                          198,525
Oil & Gas Field Services (2.80%)
   Noble Drilling Corp.                   1,000(a)        41,187
   Santa Fe International Corp.           1,400           48,913
   TransOcean Sedco Forex, Inc.           1,600           85,500
                                                       ----------
                                                          175,600
Pulp Mills (0.70%)
   Bowater, Inc.                          1,000           44,125

Personal Credit Institutions (1.39%)
   Household International Corp.          2,100           87,281

Petroleum Refining (1.26%)
   Coastal Corp.                          1,300           79,138

Primary Non-Ferrous Metals (0.79%)
   Engelhard Corp.                        2,900           49,481

Professional & Commercial
Equipment (1.23%)
   Insight Enterprises, Inc.              1,300(a)        77,106

Public Building & Related
Furniture (1.18%)
   Lear Corp.                             3,700(a)        74,000

Radio & Television Broadcasting (1.79%)
   American Tower Corp., Class A          2,000(a)     $  83,375
   Emmis Communications Corp.               700(a)        28,963
                                                       ----------
                                                         112,338
Railroads (1.55%)
   Kansas City Southern Industries, Inc.  1,100           97,556

Refrigeration & Service Machinery (1.11%)
   American Standard, Inc.                1,700(a)        69,700

Search & Navigation Equipment (1.19%)
   Loral Space Communications Ltd.       10,800(a)        74,925

Security & Commodity Services (0.97%)
   Franklin Resources, Inc.               2,000           60,750

Security Brokers & Dealer (0.80%)
   Bear Stearns Cos., Inc.                1,200           49,950

Sugar & Confectionery Products (1.09%)
   Hershey Foods Corp.                    1,400           68,163

Surety Insurance (4.77%)
   Ace Ltd.                               4,100          114,800
   AMBAC Financial Group, Inc.            1,500           82,219
   XL Cap Ltd., Class A                   1,900          102,837
                                                       ----------
                                                          299,856
Women's Clothing Stores (0.42%)
   AnnTaylor Stores Corp.                   800(a)        26,500
                                                       ----------

           Total Portfolio Investments (98.28%)        6,172,018

Cash & receivables, net of liabilities (1.72%)           107,898
                                                       ----------

                     Total Net Assets (100.00%)        $6,279,916
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

MONEY MARKET ACCOUNT


                                       Principal
                                        Amount          Value

Commercial Paper (86.63%)

Asset Backed Securities (23.00%)
   CXC Inc.;
     6.64%; 8/9/2000                 $1,000,000      $   992,807
     6.66%; 8/9/2000                    500,000          496,392
     6.65%; 8/16/2000                 1,000,000          991,503
     6.65%; 8/22/2000                   700,000          693,276
     6.64%; 8/23/2000                   750,000          742,668
     6.60%; 9/15/2000                   750,000          739,550
     6.61%; 9/25/2000                   500,000          492,105
   Corporate Asset Funding Co.;
     6.12%; 7/12/2000                   500,000          499,065
     6.60%; 8/7/2000                    700,000          695,252
     6.60%; 8/14/2000                   500,000          495,967
     6.65%; 8/24/2000                 1,000,000          990,025
     6.65%; 8/25/2000                   550,000          544,412
     6.59%; 9/14/2000                   750,000          739,703
     6.59%; 9/26/2000                   500,000          492,037
   Corporate Receivables Corp.;
     6.13%; 7/13/2000                 1,000,000          997,957
     6.13%; 7/17/2000                   500,000          498,638
     6.65%; 8/2/2000                    750,000          745,567
     6.63%; 8/10/2000                 1,000,000          992,633
     6.66%; 8/30/2000                   750,000          741,675
     6.58%; 9/12/2000                 1,000,000          986,657
   Quincy Capital Corp.;
     6.48%; 7/5/2000                    525,000          524,622
     6.59%; 7/7/2000                  1,200,000        1,198,682
     6.60%; 9/15/2000                   750,000          739,550
   Receivables Capital Corp.;
     6.50%; 7/3/2000                    250,000          249,910
     6.57%; 7/6/2000                  1,148,000        1,146,952
     6.53%; 7/10/2000                   500,000          499,184
     6.58%; 7/11/2000                   475,000          474,131
     6.16%; 7/14/2000                   550,000          548,777
     6.57%; 7/31/2000                   500,000          497,262
     6.58%; 8/9/2000                    775,000          769,476
     6.63%; 11/10/2000                1,000,000          975,690
   Sheffield Receivables Corp.;
     6.19%; 7/17/2000                   425,000          423,831
     6.59%; 7/18/2000                 1,000,000          996,888
     6.60%; 7/26/2000                   375,000          373,281
                                                       ----------
                                                       23,986,125
Business Credit Institutions (6.10%)
   CIT Group Holdings, Inc.;
     6.54%; 7/27/2000                   775,000          771,339
     6.46%; 8/1/2000                    450,000          447,497
     6.54%; 8/1/2000                  1,070,000        1,063,974
     6.54%; 8/8/2000                    490,000          486,617
   General Electric Capital Corp.;
     6.50%; 7/12/2000                   420,000          419,166
     5.75%; 8/25/2000                   250,000          247,804
     5.80%; 9/8/2000                    550,000          543,886
     6.25%; 10/2/2000                   275,000          270,560
     6.06%; 11/13/2000                  250,000          244,319
   John Deere Credit Group PLC;
     6.09%;7/6/2000                   $ 375,000      $   374,683
     6.55%; 7/7/2000                    500,000          499,454
     6.62%; 7/25/2000                   350,000          348,455
     6.59%; 10/5/2000                   250,000          245,607
   International Lease Finance Corp.;
     6.52%; 7/21/2000                   400,000          398,551
                                                       ----------
                                                        6,361,912
Chemical & Allied Products (1.71%)
   Sinochem American CP, Inc.;
     6.56%; 8/2/2000                    875,000          869,898
     6.59%; 8/2/2000                    925,000          919,581
                                                       ----------
                                                        1,789,479
Commercial Banks (6.67%)
   Bank One, NA;
     7.43%; 5/25/2001                   750,000          750,000
     7.45%; 5/31/2000                   250,000          250,000
   Citicorp;
     6.56%; 7/28/2000                   750,000          746,310
     6.55%; 8/4/2000                  1,000,000          993,814
     6.58%; 8/8/2000                  1,000,000          993,054
     6.58%; 8/16/200                  1,470,000        1,457,641
   Wells Fargo & Co.;
     6.59%; 7/18/2000                 1,000,000          996,888
     6.55%; 7/31/2000                   775,000          770,770
                                                       ----------
                                                        6,958,477
Commodity Contracts Brokers,
Dealers (0.48%)
   Louis Dreyfus Corp.;
     6.55%; 8/3/2000                    500,000          496,998

Crude Petroleum & Natural Gas (1.37%)
   Chevron U.K. Investment PLC;
     6.15%; 8/7/2000                    500,000          496,840
     6.63%; 10/6/2000                   450,000          441,961
     6.62%; 11/2/2000                   500,000          488,599
                                                       ----------
                                                        1,427,400
Cutlery, Handtools & Hardware (2.50%)
   Stanley Works;
     6.60%; 7/21/2000                   750,000          747,250
     6.62%; 7/21/2000                   875,000          871,782
     6.60%; 9/29/2000                 1,000,000          983,500
                                                       ----------
                                                        2,602,532
Electric Services (4.55%)
   Alliant Energy Corp.;
     6.57%; 8/18/2000                   775,000          768,211
     6.68%; 9/20/2000                   300,000          295,491
   Florida Power Corp.;
     6.53%; 7/5/2000                  1,500,000        1,498,912
     6.58%; 8/4/2000                  1,125,000        1,118,009
   Potomac Electric Power Co.;
     6.55%; 7/11/2000                   625,000          623,863
   Southern California Edison;
     6.65%; 9/14/2000                   450,000          443,765
                                                       ----------
                                                        4,748,251
Farm & Garden Machinery (1.42%)
   Caterpillar Financial Services Corp.;
     6.08%; 8/17/2000                   500,000          496,031
     6.10%; 9/18/2000                   500,000          493,307
     6.13%; 9/18/2000                   500,000          493,274
                                                       ----------
                                                        1,482,612
Federal & Federally Sponsored
Credit (0.63%)
   Private Export Funding Corp.;
     6.60%; 12/12/2000                $ 675,000      $   654,705

Foreign Banks, Branches &
Agencies (2.53%)
   Deutsche Bank Financial, Inc.;
     6.53%; 7/25/2000                   650,000          647,170
     6.53%; 7/28/2000                 1,000,000          995,103
     6.54%; 7/31/2000                 1,000,000          994,550
                                                       ----------
                                                        2,636,823
Investment Offices (1.40%)
   Morgan Stanley Group, Inc.;
     6.52%; 7/5/2000                    470,000          469,660
     6.57%; 8/11/2000                 1,000,000          992,517
                                                       ----------
                                                        1,462,177
Life Insurance (2.75%)
   American General Corp.;
     6.51%; 7/10/2000                   740,000          738,796
     6.50%; 7/14/2000                   750,000          748,240
     6.51%; 7/14/2000                   750,000          748,237
     6.51%; 7/18/2000                   640,000          638,032
                                                       ----------
                                                        2,873,305
Miscellaneous Investing (1.76%)
   Delaware Funding Corp.;
     6.17%; 7/19/2000                   500,000          498,457
     6.60%; 7/26/2000                 1,000,000          995,417
   MLTC Funding, Inc.
     6.60%; 7/24/2000                   345,000          343,545
                                                       ----------
                                                        1,837,419
Mortgage Bankers & Brokers (2.39%)
   Countrywide Home Loan, Inc.;
     6.57%; 7/6/2000                    500,000          499,544
     6.58%; 7/13/2000                   500,000          498,903
     6.57%; 7/14/2000                   500,000          498,814
     6.59%; 8/10/2000                 1,000,000          992,678
                                                       ----------
                                                        2,489,939
Motor Vehicles & Equipment (0.28%)
   Daimler Chrysler North American HDTC;
     6.65%; 9/26/2000                   300,000          295,179

Paints & Allied Products (3.15%)
   Sherwin-Williams Co.;
     6.52%; 7/3/2000                  1,000,000          999,638
     6.52%; 7/13/2000                 1,050,000        1,047,718
     6.55%; 8/2/2000                    250,000          248,544
     6.55%; 8/3/2000                  1,000,000          993,996
                                                       ----------
                                                        3,289,896
Personal Credit Institutions (13.64%)
   Associates First Capital Corp.;
     6.54%; 7/24/2000                   500,000          497,911
     6.54%; 7/25/2000                 1,000,000          995,640
     6.54%; 7/27/2000                   500,000          497,638
     6.55%; 7/27/2000                   825,000          821,097
     6.58%; 8/31/2000                 1,000,000          988,851
     6.58%; 9/5/2000                    500,000          493,968
   Commoloco, Inc.;
     5.76%; 7/26/2000                 $ 500,000      $   498,000
     5.80%; 7/28/2000                   350,000          348,477
     5.71%; 8/11/2000                   300,000          298,049
     5.70%; 8/14/2000                   450,000          446,865
     6.14%; 10/10/2000                  250,000          245,693
     6.13%; 11/6/2000                   350,000          342,372
     6.70%; 11/13/2000                  225,000          219,347
     6.76%; 11/16/2000                  200,000          194,817
     6.29%; 11/17/2000                  500,000          487,857
     6.47%; 11/17/2000                  300,000          292,506
   General Motors Acceptance Corp.;
     6.54%; 7/7/2000                    600,000          599,346
     6.14%; 7/11/2000                   575,000          574,019
   Household Finance Corp.;
     6.55%; 7/10/2000                 1,000,000          998,362
     6.55%; 7/19/2000                 1,000,000          996,725
     6.55%; 7/20/2000                   845,000          842,079
     6.53%; 7/25/2000                 1,000,000          995,647
   Wells Fargo Financial, Inc.;
     6.57%; 7/6/2000                    750,000          749,317
     6.54%; 7/20/2000                   800,000          797,239
                                                       ----------
                                                       14,221,822
Security Brokers & Dealers (6.95%)
   Bear Stearns Cos., Inc.;
     6.55%; 8/11/2000                 1,200,000        1,191,048
   Merrill Lynch & Co., Inc.;
     6.35%; 7/12/2000                   750,000          748,545
     6.13%; 7/24/2000                 1,000,000          996,084
     6.62%; 8/3/2000                  1,000,000          993,932
     6.57%; 8/17/2000                 1,000,000          991,422
   Salomon Smith Barney Holdings Inc.;
     6.56%; 7/20/2000                   600,000          597,923
     6.53%; 7/24/2000                   500,000          497,914
     6.64%; 8/8/2000                    500,000          496,495
     6.57%; 8/10/2000                   750,000          744,525
                                                       ----------
                                                        7,257,888
Telephone Communication (3.35%)
   Bell Atlantic;
     6.57%; 8/14/2000                 1,000,000          991,970
     6.57%; 8/24/2000                   425,000          420,811
   SBC Communications Inc.;
     6.25%; 10/11/2000                  500,000          491,146
   Verizon Global Funding;
     6.57%; 8/21/2000                 1,600,000        1,585,108
                                                       ----------
                                                        3,489,035
                                                       ----------

                         Total Commercial Paper       90,361,974

Bonds (13.26%)

Business Credit Institutions (3.51%)
   American Express Credit Corp.
     Senior Notes; 6.50%; 8/1/2000      790,000          790,270
   CIT Group Holdings, Inc.
     Notes;
     5.80%; 2/26/2001                   250,000          248,468
     6.00%; 5/8/2001                    350,000          346,408
     Senior Notes;
     5.00%; 10/6/2000                   500,000          498,227
     6.20%; 10/20/2000                  660,000          659,424
     6.13%; 12/15/2000                  250,000          249,600
   John Deere Capital Corp.
     Notes; 7.14%; 6/20/2001          $ 300,000      $   299,889
   General Electric Capital Corp.
     Notes; 8.38%; 3/1/2001             100,000          100,998
   International Lease Finance Corp.
     Notes; 6.25%; 10/15/2000           270,000          269,729
     6.88%; 5/1/2001                    200,000          199,869
                                                       ----------
                                                        3,662,882
Commercial Banks (0.67%)
   JP Morgan & Co., Inc. Senior Notes;
     6.13%; 10/2/2000                   450,000          449,723
   Wells Fargo & Co.
     Notes; 5.63%; 2/5/2001             250,000          248,209
                                                       ----------
                                                          697,932
Department Stores (1.15%)
   Wal-Mart Stores, Inc. Notes;
     8.63%; 4/1/2001                    450,000          454,749
     5.96%; 6/1/2001                    750,000          740,748
                                                       ----------
                                                        1,195,497
Miscellaneous Converted Paper
Products (0.24%)
   Kimberly Clark Corp. Notes;
     8.63%; 5/1/2001                    250,000          253,434

Miscellaneous Equipment Rental &
Leasing (0.29%)
   International Lease Finance Corp. Notes;
     6.63%; 8/15/2000                   300,000          300,162

Personal Credit Institutions (5.87%)
   American General Finance Corp. Notes;
     5.88%; 7/1/2000                    800,000          800,000
   Associates Corp. of North America
     Senior Notes;
     6.25%; 9/15/2000                   775,000          774,755
     5.60%; 1/15/2001                   210,000          208,619
     6.63%; 5/15/2001                   364,000          363,368
   Commercial Credit Corp. Notes;
     5.75%; 7/15/2000                   650,000          649,862
   Ford Motor Credit Co. Notes;
     6.85%; 8/15/2000                 1,484,000        1,485,292
     6.38%; 10/6/2000                   200,000          199,988
     6.25%; 11/8/2000                   300,000          299,411
   General Motors Acceptance Corp.
     Notes; 5.63%; 2/15/2001            550,000          546,052
     5.80%; 2/23/2001                   200,000          198,811
     5.95%; 4/20/2001                   500,000          496,804
   Norwest Financial, Inc. Notes;
     6.20%; 2/15/2001                   100,000           99,668
                                                       ----------
                                                        6,122,630
Security Brokers & Dealers (1.05%)
   Bear Stearns Cos., Inc. Senior Notes;
     6.75%; 8/15/2000                 $ 375,000      $   375,280
   Merrill Lynch & Co., Inc. Notes;
     6.38%; 7/18/2000                   250,000          250,046
     6.00%; 3/1/2001                    175,000          173,988
   Morgan Stanley Dean Witter & Co., Notes;
     5.75%; 5/8/2000                    300,000          297,514
                                                       ----------
                                                        1,096,828
Telephone Communication (0.48%)
   AT&T Corp., Notes;
     7.27%; 6/14/2001                   500,000          500,000
                                                       ----------

                                    Total Bonds       13,829,365


           Total Portfolio Investments (99.89%)      104,191,339

Cash and receivables, net of liabilities (0.11%)          112,239


                     Total Net Assets (100.00%)      $104,303,578
                                                       ----------


REAL ESTATE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (93.74%)

Apartment REITs (23.56%)
   Apartment Investment &
     Management Co.                      11,800       $  510,350
   Archstone Communities Trust            5,750          121,109
   AvalonBay Communities, Inc.           12,200          509,350
   BRE Properties, Inc.                  13,800          398,475
   Charles E. Smith
     Residential Realty, Inc.             7,750          294,500
   Equity Residential Properties Trust   13,900          639,400
   Essex Property Trust, Inc.             8,200          344,400
   Home Properties of New York, Inc.      9,600          288,000
                                                       ----------
                                                        3,105,584
Diversified REITs (2.39%)
   Excel Legacy Corp.                     3,300(a)         8,869
   Vornado Realty Trust                   8,800          305,800
                                                       ----------
                                                          314,669
Factory REITs (0.37%)
   Chelsea GCA Realty, Inc.               1,400           48,388

Hotel REITs (5.72%)
   Hospitality Properties Trust           8,800          198,550
   Lasalle Hotel Properties              13,200          189,750
   MeriStar Hospitality Corp.            14,200          298,200
   Starwood Hotels & Resorts
     Worldwide, Inc.                      2,100           67,856
                                                       ----------
                                                          754,356
Mall REITs (7.83%)
   CBL & Associates Properties, Inc.     11,300          281,794
   General Growth Properties, Inc.       11,500          365,125
   Simon Property Group, Inc.            17,400          386,062
                                                       ----------
                                                        1,032,981
Manufactured Housing REITs (0.34%)
   Chateau Properties                     1,564           44,183

Mortgage, Mixed Use & Miscellaneous
REITs (0.56%)
   EastGroup Properties, Inc.             3,509           73,908

Office & Industrial REITs (41.92%)
   AMB Property Corp.                    20,200          460,812
   Arden Realty Group, Inc.              13,500          317,250
   Bedford Property Investors, Inc.       9,000          167,062
   Boston Properties, Inc.                8,800          339,900
   Centerpoint Properties Corp.           7,000          285,250
   Duke-Weeks Realty Corp.               22,100          494,488
   Equity Office Properties Trust        34,695          956,281
   First Industrial Realty Trust, Inc.    3,900          115,050
   Kilroy Realty Corp.                    3,000           77,813
   Liberty Property Trust                11,900          308,656
   Mission West Properties, Inc.         15,200          159,600
   Prologis Trust                        26,780          570,749
   Reckson Associates Realty Corp.        5,700          135,375
   Reckson Associates Realty Corp.,
     Class B                              9,411       $  239,387
   SL Green Realty Corp.                  9,500          254,125
   Spieker Properties, Inc.              13,650          644,963
                                                       ----------
                                                        5,526,761
Self Storage REITs (1.14%)
   Public Storage, Inc.                   6,400          150,000

Shopping Center REITs (9.91%)
   Developers Diversified Realty Corp.    5,700           85,144
   First Washington Realty Trust, Inc.    6,200          136,788
   JDN Realty Corp.                      12,500          127,343
   Kimco Realty Corp.                    10,700          438,700
   New Plan Excel Realty Trust            2,400           31,200
   Pan Pacific Retail Properties, Inc.   11,400          229,425
   Regency Realty Corp.                   6,200          147,250
   Weingarten Realty Investors            2,742          110,708
                                                       ----------
                                                        1,306,558
                                                       ----------

                            Total Common Stocks       12,357,388

                                       Principal
                                        Amount          Value


Commercial Paper (3.67%)

Personal Credit Institutions (3.67%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                   $483,981     $     483,981


           Total Portfolio Investments (97.41%)       12,841,369

Cash and receivables, net of liabilities (2.59%)          341,023
                                                       ----------
                     Total Net Assets (100.00%)       $13,182,392
                                                       ----------

(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP ACCOUNT


                                        Shares
                                         Held           Value

Common Stocks (97.80%)

Advertising (0.69%)
   R.H. Donnelley Corp.                  12,800(a)    $  248,000

Air Transportation, Scheduled (1.73%)
   Frontier Airlines, Inc.               20,000(a)       286,250
   Skywest, Inc.                          9,000          333,563
                                                       ----------
                                                          619,813
Apparel, Piece Goods, & Notions (0.73%)
   Men's Wearhouse, Inc.                 11,800(a)       263,288

Beverages (0.62%)
   Canandaigua Brands, Inc., Class A      4,400(a)       221,925

Blast Furnace & Basic Steel
Products (1.31%)
   Allegheny Technologies, Inc.           7,600          136,800
   Quanex Corp.                          12,100          179,987
   Texas Industries, Inc.                 5,300          153,038
                                                       ----------
                                                         469,825
Books (0.65%)
   Banta Corp.                           12,300          232,931

Business Credit Institutions (0.90%)
   ePlus, Inc.                           12,200(a)       322,538

Carpets & Rugs (0.56%)
   Mohawk Industries, Inc.                9,200(a)       200,100

Commercial Banks (3.15%)
   Centura Banks, Inc.                    5,600          190,050
   Community First Bankshares, Inc.      14,800          241,425
   Cullen/Frost Bankers, Inc.             8,100          213,131
   First Midwest Bancorp, Inc.            9,700          225,525
   Silicon Valley Bancshares              6,100(a)       260,013
                                                       ----------
                                                        1,130,144
Communications Equipment (4.52%)
   Antec Corp.                            5,500(a)       228,593
   Aspect Communications Corp.            8,000(a)       314,500
   Harmonic, Inc.                         4,300(a)       106,425
   INet Technologies, Inc.                6,200(a)       336,350
   Metricom, Inc.                         7,900(a)       220,213
   Natural Microsytems Corp.              3,700(a)       416,019
   Titan Corp.                                1(a)            27
                                                       ----------
                                                        1,622,127
Computer & Data Processing
Services (17.79%)
   AVT Corp.                             24,800(a)       182,900
   Bindview Development Corp.            34,000(a)       408,000
   Caldera Systems, Inc.                 22,738(a)       297,015
   Ciber, Inc.                           14,300(a)       189,475
   F5 Networks, Inc.                      8,100(a)       441,956
   Homestore.com, Inc.                   11,000(a)       321,063
   Information Resource Engineering, Inc.19,100(a)       482,275
   Interactive Intelligence,  Inc.       10,700(a)       401,250
   Internet Pictures Corp.               22,285(a)       337,061
   Marimba, Inc.                         10,600(a)       147,737
   Matrixone, Inc.                        8,300(a)    $  337,187
   Metro Information Services, Inc.       4,441(a)        44,410
   Netpliance, Inc.                      11,200(a)       102,200
   NetSolve, Inc.                        10,400(a)       270,400
   Organic, Inc.                         22,200(a)       216,450
   Quadramed Corp.                       40,000(a)       100,000
   Quintus Corp.                         30,800(a)       611,669
   Razorfish, Inc.                       16,000(a)       257,000
   SonicWALL, Inc.                        5,600(a)       493,150
   SPSS, Inc.                            11,200(a)       326,200
   The 3DO Co.                           53,000(a)       415,719
                                                       ----------
                                                        6,383,117
Computer & Office Equipment (2.83%)
   Emulex Corp.                           5,500(a)       361,281
   Micros Systems, Inc.                   6,400(a)       118,800
   Visual Networks, Inc.                  6,400(a)       182,400
   Xircom, Inc.                           7,400(a)       351,500
                                                       ----------
                                                        1,013,981
Construction & Related Machinery (0.45%)
   Manitowoc Co., Inc.                    6,100          163,175

Crude Petroleum & Natural Gas (0.75%)
   Barrett Resources Corp.                3,700(a)       112,618
   Forest Oil Corp.                       9,800(a)       156,188
                                                       ----------
                                                          268,806
Department Stores (0.58%)
   BJ's Wholesale Club, Inc.              6,300(a)       207,900

Drugs (2.75%)
   Inhale Therapeutic Systems, Inc.       4,200          426,168
   Matritech, Inc.                       65,700(a)       435,263
   Sangstat Medical Corp.                 4,400(a)       127,050
                                                       ----------
                                                          988,481
Drugs, Proprietaries & Sundries (1.61%)
   AmeriSource Health Corp., Class A      9,300(a)       288,300
   Bindley Western Industries, Inc.      11,000          290,813
                                                       ----------
                                                          579,113
Eating & Drinking Places (2.55%)
   Brinker International, Inc.            5,800(a)       169,650
   CEC Entertainment, Inc.               10,200(a)       261,375
   Papa John's International, Inc.        5,200(a)       127,400
   Rare Hospitality International, Inc.   7,600(a)       214,700
   Rubio's Restaurants, Inc.             17,000(a)       140,250
                                                       ----------
                                                         913,375
Electric Services (1.30%)
   Cleco Corp.                            7,200          241,200
   IDACorp, Inc.                          7,000          225,750
                                                       ----------
                                                          466,950
Electronic Components &
Accessories (7.35%)
   Cobalt Networks, Inc.                 10,000(a)       578,750
   Corcord Communication                 12,100(a)       482,487
   Galileo Technology ADR                21,200(a)       455,800
   Hutchinson Technology, Inc.           16,900(a)       240,825
   International Rectifier Corp.          9,000(a)       504,000
   Photronics, Inc.                      13,175(a)       373,841
                                                       ----------
                                                        2,635,703
Elementary & Secondary Schools (0.39%)
   ITT Educational Services               7,900(a)       138,744

Engines & Turbines (0.56%)
   Briggs & Stratton Corp.                5,900          202,075

Fabricated Rubber Products, NEC (0.72%)
   Grant Prideco, Inc.                   10,400(a)    $  260,000

Family Clothing Stores (1.46%)
   American Eagle Outfitters, Inc.       18,000(a)       252,000
   Ross Stores, Inc.                     16,000          273,000
                                                       ----------
                                                          525,000
Fire, Marine & Casualty
Insurance (0.90%)
   Horace Mann Educators                 15,800          237,000
   Selective Insurance Group, Inc.        4,500           85,500
                                                       ----------
                                                          322,500
Gas Production & Distribution (1.34%)
   Peoples Energy Corp.                   7,800          252,525
   Piedmont Natural Gas Co.               8,600          228,438
                                                       ----------
                                                          480,963
General Industrial Machinery (2.51%)
   Applied Science & Technology          15,800(a)       408,825
   Kaydon Corp.                           9,900          207,900
   Pentair, Inc.                          4,400          156,200
   Regal-Beloit Corp.                     8,000          127,500
                                                       ----------
                                                          900,425
Grain Mill Products (0.20%)
   Ralcorp Holdings, Inc.                 5,800(a)        71,050

Horticultural Specialties (0.41%)
   Hines Horticulture, Inc.              21,600(a)       147,150

Hospitals (0.77%)
   Universal Health Services, Inc.,
      Class B                             4,200(a)       277,200

Household Audio & Video
Equipment (0.26%)
   Harman International                   1,500           91,500

Industrial Machinery, NEC (0.89%)
   Applied Power, Inc.                    7,200          241,200
   Industrial Distribution Group, Inc.   31,300(a)        78,250
                                                       ----------
                                                          319,450
Laundry, Cleaning & Garment
Services (0.18%)
   Unifirst Corp.                         8,400           66,150

Life Insurance (0.58%)
   MONY Group, Inc.                       6,200(a)       209,638

Measuring & Controlling Devices (1.26%)
   Exfo Electro-Optical Engineering, Inc.   491(a)        21,543
   Integrated Measurement Systems, Inc.  13,900(a)       218,925
   Roper Industries, Inc.                 8,200          210,125
                                                       ----------
                                                          450,593
Meat Products (1.24%)
   Michael Foods, Inc.                   10,200          249,900
   Smithfield Foods, Inc.                 6,900(a)       193,631
                                                       ----------
                                                          443,531
Medical Instruments & Supplies (2.21%)
   ADAC Laboratories                     12,300(a)    $  295,200
   Focal, Inc.                           40,000(a)       120,000
   Novoste Corp.                          6,200(a)       378,200
                                                       ----------
                                                          793,400
Medical Service & Health
Insurance (0.94%)
   Foundation Health Systems, Inc., Class A26,000(a)     338,000

Men's & Boys' Clothing Stores (1.01%)
   Hot Topic, Inc.                       11,300(a)       361,600

Men's & Boys' Furnishings (0.80%)
   Quiksilver, Inc.                      18,400(a)       286,350

Metalworking Machinery (0.42%)
   Riviera Tool Co.                      44,100(a)       151,594

Miscellaneous Electrical Equipment &
Supplies (0.98%)
   Motorcar Parts & Accessories          17,000(a)        16,575
   Rayovac Corp.                         15,000(a)       335,625
                                                       ----------
                                                          352,200
Miscellaneous Equipment Rental &
Leasing (0.63%)
   Rent-A-Center, Inc.                   10,000(a)       225,000

Miscellaneous Fabricated Metal
Products (0.37%)
   Watts Industries, Inc.                10,600          133,825

Miscellaneous Investing (2.64%)
   Centerpoint Properties Corp.           6,100          248,575
   Charles E. Smith Residential
      Realty, Inc.                        4,900          186,200
   Cousins Properties, Inc.               5,000          192,500
   First Industrial Realty Trust, Inc.    5,600          165,200
   Kilroy Realty Corp.                    6,032          156,455
                                                       ----------
                                                          948,930
Miscellaneous Manufacturers (0.47%)
   Zomax, Inc.                           12,800(a)       168,000

Miscellaneous Metal Ores (0.51%)
   Stillwater Mining Co.                  6,600(a)       183,975

Miscellaneous Plastics Products,
NEC (0.55%)
   Tupperware Corp.                       9,000          198,000

Miscellaneous Shopping Goods
Stores (0.55%)
   Zale Corp.                             5,400(a)       197,100

Miscellaneous Textile Goods (0.72%)
   Kellwood Co.                          12,200          257,725

Motor Vehicles & Equipment (0.56%)
   Modine Manufacturing Co.               7,400          199,800

Office Furniture (0.43%)
   Kimball International, Inc., Class B  10,500          154,875

Oil & Gas Field Services (2.33%)
   Helmerich & Payne, Inc.                6,700       $  250,412
   Pride International, Inc.             13,300(a)       329,175
   Seacor Smit, Inc.                      6,600(a)       255,338
                                                       ----------
                                                          834,925
Paper & Paper Products (0.45%)
   United Stationers, Inc.                5,000(a)       161,875

Paperboard Mills (0.39%)
   Packaging Corp. of America            13,900(a)       140,738

Petroleum Refining (0.91%)
   Valero Energy Corp.                   10,300          327,025

Radio & Television Broadcasting (0.82%)
   Price Communications Corp.            12,500(a)       294,531

Refrigeration & Service
Machinery (0.71%)
   York International Corp.               9,700          253,412

Retail Stores, NEC (0.86%)
   The Children's Place Retail Stores    15,000(a)       307,500

Rubber & Plastics Footwear (0.52%)
   Vans, Inc.                            12,700(a)       185,737

Shoe Stores (0.52%)
   Footstar, Inc.                         5,600(a)       186,200

Soap, Cleaners & Toilet Goods (0.68%)
   Carter-Wallace, Inc.                  12,100          243,512

Special Industry Machinery (2.72%)
   Cymer, Inc.                           10,300(a)       491,825
   PRI Automation, Inc.                   5,000(a)       326,953
   Varian Medical Systems, Inc.           4,000(a)       156,500
                                                       ----------
                                                          975,278
Sugar & Confectionery Products (0.20%)
   Sherwood Brands, Inc., Class A        38,000(a)        71,250

Surety Insurance (0.54%)
   Enhance Financial Services Group, Inc.13,400          192,625

Telephone Communication (3.50%)
   Firstworld Communications, Inc.,
     Class B                             23,200(a)       243,600
   Focal Communications Corp.             7,300(a)       260,975
   Global Crossing Ltd.                   8,667(a)       228,050
   ICG Communications, Inc.              13,000(a)       286,813
   Intermedia Communications, Inc.        8,000(a)       238,000
                                                       ----------
                                                        1,257,438
Trucking & Courier Services,
Except Air (0.54%)
   Werner Enterprises, Inc.              16,900          195,406

Women's Clothing Stores (1.83%)
   AnnTaylor Stores Corp.                11,800(a)       390,875
   Chico's Fas, Inc.                     13,300(a)       266,000
                                                       ----------
                                                          656,875
                                                       ----------

                            Total Common Stocks       35,091,962

Commercial Paper (3.35%)

Personal Credit Institutions (3.35%)
   Investment in Joint Trading Account,
     Associates First Capital Corp.;
     6.89%; 7/3/2000                 $1,203,113       $1,203,113


          Total Portfolio Investments (101.16%)       36,295,075

Cash and receivables, net of liabilities (-1.16%)       (414,841)
                                                       ----------

                     Total Net Assets (100.00%)       $35,880,234
                                                       ----------

(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP GROWTH ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (90.34%)

Advertising (0.91%)
   TMP Worldwide Inc.                    10,330(a)    $  762,483

Blast Furnace & Basic Steel
Products (0.60%)
   Maverick Tube Corp.                   17,180(a)       500,368

Commercial Banks (1.18%)
   Investors Financial Services Corp.    10,850          430,609
   Silicon Valley Bancshares             13,070(a)       557,109
                                                       ----------
                                                          987,718
Communications Equipment (4.70%)
   Proxim, Inc.                          12,500(a)     1,237,109
   RF Micro Devices, Inc.                10,750(a)       941,969
   Tollgrade Communications, Inc.        13,190(a)     1,747,675
                                                       ----------
                                                        3,926,753
Computer & Data Processing
Services (11.55%)
   Agile Software Corp.                  19,780(a)     1,398,199
   CMGI, Inc.                            16,950(a)       776,522
   Macromedia, Inc.                      12,470(a)     1,205,693
   Mercury Interactive Corp.             15,860(a)     1,534,455
   Numerical Technologies, Inc.           4,040(a)       196,445
   ONYX Software Corp.                   57,280(a)     1,700,500
   Primus Knowledge Solutions, Inc.      23,190(a)     1,043,550
   Sapient Corp.                          7,300(a)       780,644
   SmartForce PLC ADR                    21,130(a)     1,014,240
                                                       ----------
                                                        9,650,248
Computer & Office Equipment (0.50%)
   Computer Network Tech Corp.           24,100(a)       418,738
Drugs (7.79%)
   BioCryst Pharmaceuticals, Inc.        34,110(a)       978,531
   Creative Biomolecules, Inc.           62,370(a)       873,180
   IDEC Pharmaceuticals                   7,320(a)       858,727
   Invitrogen Corp.                      16,290(a)     1,225,059
   Pathogenesis Corp                     52,280(a)     1,359,280
   Pharmacyclics, Inc.                   19,840(a)     1,210,240
                                                       ----------
                                                        6,505,017
Drugs, Proprietaries & Sundries (2.39%)
   Allscripts, Inc.                      31,520(a)       724,960
   Priority Healthcare Corp.             17,140(a)     1,273,716
                                                       ----------
                                                        1,998,676
Electric Lighting & Wiring
Equipment (0.50%)
   Advanced Lighting Technology, Inc.    22,550(a)       417,175

Electronic Components &
Accessories (8.82%)
   American Superconductor Corp.         24,540(a)     1,184,055
   American Xtal Technology, Inc.         6,870(a)       297,128
   Applied Micro Circuits Corp.           8,600(a)       849,250
   Cree, Inc.                             6,830(a)       911,805
   Dupont Photomasks, Inc.               27,540(a)     1,886,490
   Manufacturers Services Ltd.           16,980(a)    $  349,151
   Mattson Technology, Inc.              30,870(a)     1,003,275
   PLX Technology, Inc.                  21,410(a)       888,515
                                                       ----------
                                                        7,369,669
Grocery Stores (1.36%)
   Whole Foods Market, Inc.              27,470(a)     1,134,854

Health & Allied Services, NEC (1.10%)
   Accredo Health Inc.                   26,470(a)       914,869

Legal Services (0.61%)
   Prepaid Legal Services                17,060(a)       509,668

Machinery, Equipment &
Supplies (1.64%)
   National Oilwell Inc.                 41,590(a)     1,367,271

Management & Public Relations (2.55%)
   Diamond Technology Partners, Inc.     17,960(a)     1,580,480
   MarchFirst, Inc.                      30,295(a)       552,884
                                                       ----------
                                                        2,133,364
Measuring & Controlling Devices (4.62%)
   Aclara Biosciences, Inc.                 480(a)        24,450
   Meade Instruments Corp.               24,860(a)       624,607
   Newport Corp.                         14,710        1,579,486
   Robotic Vision Systems, Inc.          45,940(a)       826,920
   Veeco Instruments, Inc.                2,010(a)       147,233
   Visible Genetics, Inc.                14,600(a)       658,825
                                                       ----------
                                                        3,861,521
Medical & Dental Laboratories (0.99%)
   IDEXX Lab, Inc.                       36,240(a)       828,990

Medical Instruments & Supplies (1.18%)
   Ventana Medical Systems, Inc.         41,900(a)       984,650

Miscellaneous Business Services (3.38%)
   Ebenx, Inc.                           13,640(a)       288,997
   Forrester Research, Inc.              34,850(a)     2,537,516
                                                       ----------
                                                        2,826,513
Miscellaneous Electrical Equipment &
Supplies (1.91%)
   Universal Electronics, Inc.           64,920(a)     1,594,598

Miscellaneous Manufacturers (1.37%)
   LightPath Technologies, Inc.          28,740(a)     1,144,211

Miscellaneous Shopping Goods
Stores (1.36%)
   Michaels Stores, Inc.                 24,810(a)     1,136,608

Miscellaneous Special Trade
Contractors (1.10%)
   Dycom Industries, Inc.                19,902(a)       915,492

Non-Store Retailers (0.13%)
   The Right Start, Inc.                 23,420(a)       106,854

Oil & Gas Field Services (5.89%)
   Marine Drilling Co., Inc.             33,330(a)       933,240
   Patterson Energy, Inc.                21,400(a)       609,900
   Precision Drilling Corp.              21,120(a)       815,760
   Pride International, Inc.             51,990(a)     1,286,752
   Veritas DGC, Inc.                     49,010(a)     1,274,260
                                                       ----------
                                                        4,919,912
Radio & Television Broadcasting (6.13%)
   Emmis Communications Corp.            42,410(a)    $1,754,714
   Radio One, Inc.                       30,730(a)       908,456
   Radio One, Inc., Class D W/I          56,820(a)     1,253,591
   SBS Broadcasting SA                   22,070(a)     1,202,815
                                                       ----------
                                                        5,119,576
Radio, Television & Computer
Stores (0.36%)
   Tweeter Home Entertainment Group, Inc. 9,930(a)       301,624

Research & Testing Services (5.69%)
   Cephalon, Inc.                        38,940(a)     2,331,532
   Corporate Executive Board Co.         29,360(a)     1,757,930
   Regeneron Pharmaceuticals, Inc.       22,210(a)       662,136
                                                       ----------
                                                        4,751,598
Ship & Boat Building &
Repairing (0.85%)
   Dril-Quip, Inc.                       15,250(a)       712,937

Special Industry Machinery (5.99%)
   Asyst Technologies, Inc.              25,150(a)       861,388
   Brooks Automation, Inc.               13,650(a)       872,747
   Cymer, Inc.                           29,490(a)     1,408,147
   PRI Automation, Inc.                  28,440(a)     1,859,709
                                                       ----------
                                                        5,001,991
Telephone Communication (3.19%)
   Advanced Radio Telecom Corp.          25,080(a)       366,795
   Metrocall, Inc.                       64,780(a)       583,020
   Viatel, Inc.                          36,000(a)     1,028,250
   WebLink Wireless, Inc.                51,740(a)       685,555
                                                       ----------
                                                        2,663,620
                                                       ----------

           Total Portfolio Investments (90.34%)       75,467,566

Cash and receivables, net of liabilities (9.66%)        8,068,524
                                                       ----------

                     Total Net Assets (100.00%)       $83,536,090
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

SMALLCAP VALUE ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (95.28%)

Air Transportation,
Non-Scheduled (0.03%)
   Offshore Logistics                       300(a)    $    4,312

Air Transportation, Scheduled (0.67%)
   Airborne Freight Corp.                   800           15,150
   AirTran Holdings, Inc.                 2,700(a)        11,222
   Alaska Air Group, Inc.                   500(a)        13,562
   America West Holding Corp., Class B    2,900(a)        49,663
                                                       ----------
                                                           89,597
Aircraft & Parts (0.15%)
   Primex Technologies, Inc.                900           19,800

Automotive Rentals, No Drivers (0.29%)
   Avis Group Holdings, Inc.                200(a)         3,750
   Dollar Thrifty Automotive Group        1,600(a)        29,500
   Rollins Truck Leasing Corp.              700            4,856
                                                       ----------
                                                           38,106
Bakery Products (0.09%)
   EarthGrains Co.                          600           11,662

Beverages (1.03%)
   Beringer Wine Estates Holdings, Inc.   1,900(a)        67,094
   Bush Boake Allen, Inc.                   400(a)        17,500
   Canandaigua Brands, Inc., Class A        100(a)         5,044
   Coors (Adolph), Class B                  800           48,400
                                                       ----------
                                                          138,038
Bituminous Coal &  Lignite
Mining (0.02%)
   Arch Coal, Inc.                          300            2,306

Blast Furnace & Basic Steel
Products (0.96%)
   Carpenter Technology                   3,100           65,487
   LTV Corp.                              1,300            3,738
   Pitt - Des Moines, Inc.                  600           11,400
   Quanex Corp.                           2,000           29,750
   Texas Industries, Inc.                   600           17,325
                                                       ----------
                                                          127,700
Books (0.13%)
   Banta Corp.                              900           17,044

Broadwoven Fabric Mills,
Cotton (0.22%)
   Burlington Industries, Inc.            4,200(a)         7,087
   Springs Industries, Inc.                 700           22,531
                                                       ----------
                                                           29,618
Business Credit Institutions (0.38%)
   Finova Group, Inc.                     1,700           22,100
   Heller Financial, Inc.                 1,400           28,700
                                                       ----------
                                                           50,800
Cable & Other Pay TV Services (0.03%)
   On Command Corp.                         300(a)         4,275

Chemical & Fertilizer Minerals (0.07%)
   Omnova Solutions, Inc.                 1,500(a)    $    9,375

Clay, Ceramic, & Refractory
Minerals (0.12%)
   AMCOL International Corp.              1,000           16,500

Combination Utility Services (0.24%)
   Sierra Pacific Resources Corp.         2,600           32,662

Commercial Banks (5.63%)
   Alabama National Bancorp                 400            7,925
   Associated Banc-Corp.                  2,750           59,984
   BankNorth Group, Inc.                  2,190(a)        33,534
   Bay View Capital Corp.                 1,600           15,700
   BOK Financial Corp.                      300(a)         5,269
   BSB Bancorp., Inc.                       500           10,031
   Capital Crossing Bank                    900(a)         9,225
   CCB Financial Corp.                    2,100           77,700
   Chittenden Corp.                         800           19,550
   Citizens Banking Corp.                 1,000           16,234
   City National Corp.                    1,200           42,600
   Colonial Bancgroup, Inc.               3,800           36,575
   Columbia Banking System, Inc.            660(a)         8,085
   Commerce Bancorp., Inc.                  200            9,200
   Community Trust Bancorp.                 200            3,537
   Cullen/Frost Bankers, Inc.               300            7,894
   Firstmerit Corp.                         900           19,237
   GBC Bancorp.                           1,900           55,575
   Gold BanCorp., Inc.                    1,200            6,000
   Hamilton Bancorp., Inc.                  600(a)        10,500
   Hudson United Bancorp.                 2,600           58,338
   Imperial Bancorp.                      2,800(a)        43,750
   Local Financial Corp.                  1,800(a)        15,019
   National Commerce Bancorp.               600            9,638
   National Bancorp. of Alaska              800           28,700
   Provident Bankshares Corp.               840           11,340
   Republic Bancorp.                      2,900           25,919
   Santander Bancorp.                       900           11,475
   Silicon Valley Bancshares              1,400(a)        59,675
   Sterling Bancshares, Inc.                500            5,406
   Summit Bancshares, Inc.                  500            8,625
   UMB Financial Corp.                      600           19,688
                                                       ----------
                                                          751,928
Commercial Printing (0.22%)
   Harland (John H.) Co.                  2,000           29,875

Commercial Sports (0.23%)
   Pinnacle Entertainment, Inc.           1,600(a)        31,100

Communications Equipment (1.74%)
   Andrew Corp.                           2,100(a)        70,481
   Antec Corp.                              300(a)        12,469
   Aspect Communications Corp.              600(a)        23,588
   Cable Design Technologies Corp.          200(a)         6,700
   Cubic Corp.                              200            3,750
   Glenayre Technologies, Inc.              100(a)         1,056
   Plantronics, Inc.                        500(a)        57,750
   Sensormatic Electronics Corp.          2,100(a)        33,206
   Williams Communication Group, Inc.       700(a)        23,231
                                                       ----------
                                                          232,231
Communications Services, NEC (0.10%)
   ITC DeltaCom, Inc.                       600(a)        13,387

Computer & Data Processing
Services (1.93%)
   Aspen Technology, Inc.                   100(a)    $    3,850
   CACI International, Inc., Class A        600(a)        11,700
   Cerner Corp.                             900(a)        24,525
   Filenet Corp.                            100(a)         1,837
   Gerber Scientific, Inc.                  400            4,600
   Global Sources Ltd.                       47(a)         1,193
   GTECH Holdings Corp.                   2,000(a)        45,375
   JDA Software Group, Inc.               1,400(a)        26,862
   Midway Games, Inc.                     1,900(a)        15,319
   Net Perceptions, Inc.                    800(a)        12,700
   Phoenix Technologies Ltd.              1,100(a)        17,944
   Primark Corp.                            100(a)         3,725
   Serena Software, Inc.                    200(a)         9,081
   Sybase, Inc.                           3,200(a)        73,600
   Transaction Systems Architects, Inc.     300(a)         5,138
                                                       ----------
                                                          257,449
Computer & Office Equipment  (1.02%)
   Anixter International, Inc.            1,800(a)        47,700
   Apex, Inc.                               500(a)        21,875
   Cirrus Logic, Inc.                     2,800(a)        44,800
   In Focus Systems, Inc.                   700(a)        22,531
                                                       ----------
                                                          136,906
Construction & Related
Machinery (0.69%)
   Manitowoc Co., Inc.                    1,200           32,100
   Smith International, Inc.                600(a)        43,687
   Terex Corp.                            1,200(a)        16,950
                                                       ----------
                                                           92,737
Crude Petroleum & Natural Gas (3.07%)
   Cross Timbers Oil Co.                    200            4,425
   Devon Energy Corp.                     1,900          106,756
   Houston Exploration Co.                1,000(a)        25,125
   HS Resources, Inc.                     2,100(a)        63,000
   Mitchell Energy & Development
     Corp., Class A                         500           16,063
   Newfield Exploration Co.               1,400(a)        54,775
   Nuevo Energy Co.                         400(a)         7,550
   Pioneer Natural Resources Co.          4,100(a)        52,275
   Swift Energy Co.                       1,000(a)        28,375
   Vintage Petroleum, Inc.                2,300           51,894
                                                       ----------
                                                          410,238
Deep Sea Foreign Transportation of
Freight (0.25%)
   Alexander & Baldwin, Inc.              1,500           33,094

Drugs (3.68%)
   Alpharma, Inc., Class A                  600           37,350
   Diagnostic Products Corp.                800           25,600
   Guilford Pharmaceuticals, Inc.         1,800(a)        27,113
   Human Genome Sciences, Inc.            1,200(a)       160,050
   Ligand Pharmaceuticals, Class B          300(a)         3,956
   Natures Bounty, Inc.                   2,600(a)        16,575
   PE Corp. - Celera Genomics Group       1,500(a)       140,250
   Perrigo Co.                            3,300(a)        20,831
   Protein Design Labs, Inc.                100(a)        16,495
   Sangstat Medical Corp.                   400(a)        11,550
   Vertex Pharmaceuticals                   300(a)        31,613
                                                       ----------
                                                          491,383
Drugs, Proprietaries & Sundries (0.22%)
   Bindley Western Industry, Inc.         1,100       $   29,081

Eating & Drinking Places (1.76%)
   Applebee's International, Inc.           400           12,125
   Bob Evans Farms, Inc.                    100            1,494
   Buffets, Inc.                          4,000(a)        50,750
   Landry's Seafood Restaurants, Inc.     3,500           29,750
   Lone Star Steakhouse & Saloon, Inc.    4,100           41,512
   Morrison Management Specialists, Inc.  1,430           40,308
   Rare Hospitality International, Inc.     500(a)        14,125
   Ruby Tuesday, Inc.                     2,400           30,150
   Ryan's Family Steak House, Inc.        1,800(a)        15,188
                                                       ----------
                                                          235,402
Electric Lighting & Wiring
Equipment (0.52%)
   Gardner Denver Machinery, Inc.         2,700(a)        48,262
   Genlyte Group, Inc.                      600(a)        12,638
   Thomas Industries, Inc.                  500            8,844
                                                       ----------
                                                           69,744
Electric Services (3.94%)
   CH Energy Group, Inc.                    900           30,544
   Cleco Corp.                            4,200          140,700
   CMP Group, Inc.                        2,300           67,419
   El Paso Electric Co.                   7,000(a)        78,312
   Public Service Co. of New Mexico       5,200           80,275
   Rare Medium Group, Inc.                1,700(a)        26,881
   RGS Energy Group, Inc.                 2,600           57,850
   Unisource Energy Corp.                 2,100           31,500
   United Illuminating Co.                  300           13,125
                                                       ----------
                                                          526,606
Electrical Goods (0.52%)
   Barnes Group, Inc.                     1,400           22,838
   Hughes Supply, Inc.                      500            9,875
   Pioneer Standard Electronics, Inc.     2,500           36,875
                                                       ----------
                                                           69,588
Electrical Industrial Apparatus (0.29%)
   Artesyn Technologies, Inc.               500(a)        13,906
   Capstone Turbine Corp.                   300(a)        13,519
   UCAR International, Inc.                 900(a)        11,756
                                                       ----------
                                                           39,181
Electrical Work (0.19%)
   CapRock Communications Corp.           1,300(a)        25,350

Electronic Components &
Accessories (6.30%)
   Amkor Technology, Inc.                 1,100(a)        38,844
   ATMI, Inc.                               400(a)        18,600
   Cypress Semiconductor Corp.            1,400(a)        59,150
   ESS Technology, Inc.                   1,500(a)        21,750
   Integrated Device Technology, Inc.     4,000(a)       239,500
   International Rectifier Corp.          1,900(a)       106,400
   Kemet Corp.                            3,800(a)        95,237
   MRV Communications, Inc.               1,600(a)       107,600
   Park Electrochemical Corp.               200            7,213
   Sanmina Corp.                            280(a)        23,940
   Silicon Valley Group, Inc.             1,600(a)        41,400
   Siliconix, Inc.                          700(a)        47,250
   Stoneridge, Inc.                         500(a)         4,375
   Varian Semiconductor Equipment
     Associates, Inc.                       500(a)        31,406
                                                       ----------
                                                          842,665

Elementary & Secondary Schools (0.11%)
   Education Management Corp.               800(a)    $   14,450

Engineering & Architectural
Services (0.13%)
   Jacobs Engineering Group, Inc.           400(a)        13,075
   URS Corp.                                300(a)         4,200
                                                       ----------
                                                           17,275
Engines & Turbines (0.03%)
   Detroit Diesel Corp.                     300            4,425

Fabricated Structural Metal
Products (0.02%)
   Griffon Corp.                            600(a)         3,337

Family Clothing Stores (0.01%)
   Pacific Sunwear of California, Inc.      100(a)         1,875

Farm & Garden Machinery (0.25%)
   AGCO Corp.                               700            8,575
   CNH Global NV                          2,700           24,975
                                                       ----------
                                                           33,550
Fire, Marine & Casualty
Insurance (1.07%)
   Alfa Corp.                             1,600           28,000
   Commerce Group, Inc.                     500           14,750
   Harleysville Group, Inc.                 300            5,025
   Renaissance Holdings Ltd.                900           39,206
   RLI Corp.                                800           27,800
   Selective Insurance Group, Inc.        1,300           24,700
   State Auto Financial Corp.               300            3,563
                                                       ----------
                                                          143,044
Footwear, Except Rubber (0.09%)
   Brown Shoe Co., Inc.                     600            7,800
   Justin Industries, Inc.                  200            4,375
                                                       ----------
                                                           12,175
Freight Transportation
Arrangement (0.22%)
   C.H. Robinson Worldwide, Inc.            600           29,700

Furniture & Home Furnishings
Stores (0.06%)
   Haverty Furniture Companies, Inc.      1,000            8,500

Gas Production & Distribution (2.74%)
   AGL Resources, Inc.                      900           14,344
   Atmos Energy Corp.                     1,300           22,750
   Cascade Natural Gas Corp.              1,000           16,687
   CTG Resources, Inc.                      600           22,013
   Energen Corp.                            800           17,450
   Kinder Morgan, Inc.                      500           17,281
   NUI Corp.                              1,500           40,500
   Oneok Inc.                             2,100           54,469
   Southwestern Energy Co.                5,700           35,625
   UGI Corp.                              2,200           45,100
   Vectren Corp.                          1,300           22,425
   Washington Gas Light Co.               2,400           57,750
                                                       ----------
                                                          366,394
General Industrial Machinery (0.62%)
   Electroglas, Inc.                        400(a)    $    8,600
   Flowserve Corp.                          500            7,531
   IDEX Corp.                             1,900           59,969
   Paxar Corp.                              200(a)         2,388
   Timken Co.                               200            3,725
                                                       ----------
                                                           82,213
Glass & Glassware, Pressed or
Blown (0.19%)
   Libbey, Inc.                             800           25,700

Grain Mill Products (0.25%)
   Corn Products International, Inc.      1,000           26,500
   Ralcorp Holdings, Inc.                   300(a)         3,675
   Riviana Foods, Inc.                      200            3,488
                                                       ----------
                                                           33,663
Groceries & Related Products (0.52%)
   Fleming Cos., Inc.                     1,800           23,512
   Suiza Foods Corp.                        300(a)        14,663
   Universal Corp.                        1,500           31,688
                                                       ----------
                                                           69,863
Grocery Stores (0.15%)
   Great Atlantic & Pacific Tea Co., Inc. 1,200           19,950

Guided Missiles, Space Vehicles (0.09%)
   Gencorp, Inc.                          1,500           12,000

Health & Allied Services, NEC (0.40%)
   Ameripath, Inc.                          300(a)         2,662
   Apria Healthcare Group, Inc.           2,700(a)        33,075
   Coventry Health Care, Inc.             1,300(a)        17,327
                                                       ----------
                                                           53,064
Heavy Construction, Except
Highway (0.31%)
   McDermott International, Inc.          3,300           29,081
   Morrison Knudsen Corp.                 1,700(a)        12,325
                                                       ----------
                                                           41,406
Hose, Belting, Gaskets & Packing (0.44%)
   Mark IV Industries, Inc.               2,800           58,450

Hospitals (0.04%)
   Triad Hospitals, Inc.                    200(a)         4,837

Hotels & Motels (1.59%)
   Aztar Corp.                            1,900(a)        29,450
   Boyd Gaming Corp.                      2,800(a)        15,575
   Extended Stay America, Inc.            5,500(a)        50,875
   Four Seasons Hotel, Inc.               1,400           87,062
   Marcus Corp.                             800            9,700
   Prime Hospitality Corp.                2,100(a)        19,819
                                                       ----------
                                                          212,481
Household Furniture (0.40%)
   Furniture Brands International, Inc.   1,100(a)        16,638
   La-Z-Boy, Inc.                         2,600           36,400
                                                       ----------
                                                           53,038
Individual & Family Services (0.03%)
   Sunrise Assisted Living, Inc.            200(a)         3,700

Industrial Inorganic Chemicals (0.91%)
   Cambrex Corp.                            700           31,500
   General Chemical Group, Inc.             900(a)           619
   Georgia Gulf Corp.                     4,300           89,494
                                                       ----------
                                                          121,613
Industrial Machinery, NEC (0.22%)
   Applied Power, Inc., Class A             600       $   20,100
   Parker-Hannifin Corp.                    173            5,925
   Sauer-Danfoss, Inc.                      300            2,963
                                                       ----------
                                                           28,988
Industrial Organic Chemicals (0.04%)
   Ethyl Corp.                            2,200            5,500

Investment Offices (0.57%)
   Allied Capital Corp.                   4,500           76,500

Iron & Steel Foundries (0.15%)
   Intermet Corp.                         2,200           15,125
   Precision Castparts Corp.                100            4,525
                                                       ----------
                                                           19,650
Life Insurance (1.58%)
   Amerus Life Holdings, Inc., Class A      400            8,250
   Annuity & Life Re (Holdings), Ltd.     1,900           46,550
   Delphi Financial Group, Inc., Class A  1,800(a)        61,087
   FBL Financial Group, Inc.              2,300           36,225
   Kansas City Life Insurance Co.           200            5,375
   MONY Group, Inc.                       1,400           47,338
   Nationwide Financial Services, Inc.      200            6,575
                                                       ----------
                                                          211,400
Machinery, Equipment & Supplies (0.42%)
   Applied Industrial Technology, Inc.      800           13,100
   National Oilwell, Inc.                   800(a)        26,300
   Willis Lease Financial Corp.           2,700(a)        16,875
                                                       ----------
                                                           56,275
Management & Public Relations (0.77%)
   Franklin Covey Co.                       800(a)         5,550
   Ogden Corp.                            1,600(a)        14,400
   PerkinElmer, Inc.                      1,200           79,350
   US Oncology, Inc.                        600(a)         3,000
                                                       ----------
                                                          102,300
Manifold Business Forms (0.16%)
   Standard Register Co.                    300            4,275
   Wallace Computer Services, Inc.        1,700           16,788
                                                       ----------
                                                           21,063
Measuring & Controlling Devices (1.66%)
   Cohu, Inc.                               200            5,394
   Credence Systems Corp.                   800(a)        44,150
   Cyberonics, Inc.                       1,500(a)        18,000
   Esterline Technologies Co.             1,500(a)        22,312
   Ionics, Inc.                             700(a)        21,438
   Mine Safety Appliances Co.               600           14,400
   Tektronix, Inc.                        1,300           96,200
                                                       ----------
                                                          221,894
Meat Products (0.08%)
   Smithfield Foods, Inc.                   400(a)        11,225

Medical & Dental Laboratories (0.49%)
   Laboratory Corp. of America Holdings     110(a)         8,484
   Quest Diagnostics, Inc.                  800(a)        57,250
                                                       ----------
                                                           65,734
Medical Instruments & Supplies (1.23%)
   Block Drug Co., Inc.                     300           12,694
   Coherent, Inc.                           600(a)        50,325
   Conmed Corp.                           1,100(a)        28,462
   Datascope Corp.                          400           14,400
   Eclipse Surgical Technologies, Inc.    4,500(a)        19,687
   Invacare Corp.                           600       $   15,750
   Vital Signs, Inc.                      1,300           23,563
                                                       ----------
                                                          164,881
Men's & Boys' Furnishings (0.26%)
   Columbia Sportswear Co.                1,300(a)        34,937

Metal Cans & Shipping Containers (0.10%)
   Silgan Holdings, Inc.                  1,400(a)        13,737

Metal Forgings & Stampings (0.16%)
   Tower Automotive, Inc.                 1,700(a)        21,250

Metal Mining Services (0.30%)
   Freeport-McMoRan Cooper &
     Gold, Inc., Class B                  4,300(a)        39,775

Metals & Minerals, Except
Petroleum (0.06%)
   Reliance Steel & Aluminum Co.            200            3,825
   Ryerson Tull, Inc.                       400            4,150
                                                       ----------
                                                            7,975
Metalworking Machinery (0.38%)
   Kennametal, Inc.                       2,400           51,450

Miscellaneous Apparel & Accessory
Stores (0.06%)
   Pier 1 Imports, Inc.                     800            7,800

Miscellaneous Business Services (0.15%)
   Pegasystems, Inc.                      1,300(a)         6,500
   Pittston Brink's Group                 1,000           13,688
                                                       ----------
                                                           20,188
Miscellaneous Chemical Products (0.69%)
   Crompton Corp.                           800            9,800
   Solutia, Inc.                          6,000           82,500
                                                       ----------
                                                           92,300
Miscellaneous Durable Goods (0.27%)
   Handleman Co.                          2,900(a)        36,250

Miscellaneous Electrical Equipment &
Supplies (0.53%)
   Electro Scientific Industries, Inc.    1,300(a)        57,241
   Lincoln Electric Holdings, Inc.        1,000           14,250
                                                       ----------
                                                           71,491
Miscellaneous Equipment Rental &
Leasing (0.31%)
   Aaron Rents, Inc.                        800           10,050
   Xtra Corp.                               800(a)        31,550
                                                       ----------
                                                           41,600
Miscellaneous Fabricated Metal
Products (0.41%)
   AptarGroup, Inc.                       1,700           45,900
   Watts Industries, Inc.                   700            8,838
                                                       ----------
                                                           54,737
Miscellaneous Fabricated Textile
Products (0.02%)
   Collins & Aikman Corp.                   600(a)         3,113

Miscellaneous Food & Kindred
Products (0.51%)
   American Italian Pasta Co., Class A      600(a)        12,413
   Universal Foods Corp.                  3,000           55,500
                                                       ----------
                                                           67,913
Miscellaneous Investing (9.76%)
   Arden Realty Group, Inc.               4,200       $   98,700
   AvalonBay Communities, Inc.              900           37,575
   BRE Properties, Inc.                   2,200           63,525
   Capstead Mortgage Corp.                  850            7,119
   CBL & Associates Properties, Inc.      2,400           59,850
   Centerpoint Properties Corp.           2,300           93,725
   Essex Property Trust, Inc.               700           29,400
   Franchise Financial Corp.              1,600           36,800
   Gables Residential Trust                 700           18,069
   General Growth Properties, Inc.        1,900           60,325
   Healthcare Realty Trust, Inc.          3,500           59,719
   Home Properties of New York, Inc.      1,400           42,000
   Innkeepers USA Trust                   3,700           33,762
   Liberty Property Trust                 1,500           38,906
   Manufactured Homes Communities, Inc.   2,400           57,450
   Meristar Hospitality Corp.             3,100           65,100
   Mills Corp.                            2,900           54,556
   National Golf Properties, Inc.           900           19,012
   Post Properties, Inc.                  2,600          114,400
   Prologis Trust                         3,200           68,200
   Sovran Self Storage, Inc.              1,200           25,725
   Summit Properties, Inc.                5,300          111,300
   The Macerich Co.                       3,000           66,188
   Urban Shopping Centers, Inc.           1,200           40,425
   Westfield America, Inc.                  200            2,713
                                                       ----------
                                                        1,304,544
Miscellaneous Manufacturers (1.29%)
   Blyth, Inc.                            1,000           29,500
   Gentek, Inc.                          10,100          112,994
   Nacco Industries, Inc.                   400           14,050
   Williams Industries, Inc.              1,000(a)        15,437
                                                       ----------
                                                          171,981
Miscellaneous Plastics Products,
NEC (0.05%)
   A. Schulman, Inc.                        600            7,237

Miscellaneous Shopping Good
Stores (0.14%)
   Michaels Stores, Inc.                    200(a)         9,163
   OfficeMax, Inc.                        1,900(a)         9,500
                                                       ----------
                                                           18,663
Miscellaneous Textile Goods (0.07%)
   Kellwood Co.                             500           10,562

Miscellaneous Transportation
Equipment (0.34%)
   Fleetwood Enterprises, Inc.              300            4,275
   Polaris Industries, Inc.               1,300           41,600
                                                       ----------
                                                           45,875
Mortgage Bankers & Brokers (0.17%)
   American Home Mortgage Holdings, Inc.    600(a)         2,738
   MicroFinancial, Inc.                   2,000           20,000
                                                       ----------
                                                           22,738
Motion Picture Production & Services (0.03%)
   Metromedia International Group, Inc.     900(a)         4,275

Motor Vehicles & Equipment (0.99%)
   American Axle & Manufacturing
     Holdings, Inc.                       1,300(a)    $   18,444
   Arvin Industries, Inc.                 2,400           41,700
   Modine Manufacturing Co.                 800           21,600
   Oshkosh Truck Corp.                      700           25,025
   Winnebago Industries, Inc.             2,000           26,125
                                                       ----------
                                                          132,894
Motor Vehicles, Parts & Supplies (0.26%)
   Dura Automotive Systems, Inc.            800(a)         8,650
   Exide Corp.                            3,200           25,600
                                                       ----------
                                                           34,250
New & Used Car Dealers (0.29%)
   Lithia Motors Inc., Class A            2,600(a)        34,775
   Sonic Automotive, Inc.                   400(a)         4,275
                                                       ----------
                                                           39,050
Newspapers (0.08%)
   Journal Register Co.                     600(a)        10,950

Non-Ferrous Foundries (Casting) (0.05%)
   Wolverine Tube, Inc.                     400(a)         6,800

Non-Ferrous Rolling & Drawing (0.47%)
   Commscope, Inc.                          400(a)        16,400
   Mueller Industries, Inc.               1,500(a)        42,000
   Superior Telecom, Inc.                   400            3,975
                                                       ----------
                                                           62,375
Non-Store Retailers (0.05%)
   Systemax, Inc.                         1,800(a)         6,975

Office Furniture (0.04%)
   Kimball International, Inc., Class B     400            5,900

Oil & Gas Field Services (1.30%)
   Helmerich & Payne, Inc.                2,000           74,750
   Key Energy Services, Inc.                900(a)         8,662
   Parker Drilling Co.                    1,200(a)         7,425
   R & B Falcon Corp.                     1,900(a)        44,769
   SEACOR SMIT, Inc.                        150(a)         5,803
   Seitel, Inc.                           2,400(a)        19,500
   Varco International, Inc.                100(a)         2,325
   Veritas DGC, Inc.                        400(a)        10,400
                                                       ----------
                                                          173,634
Operative Builders (0.24%)
   Del Webb Corp.                         1,700(a)        26,031
   Lennar Corp.                             300            6,075
                                                       ----------
                                                           32,106
Opthalmic Goods (0.29%)
   Bacou USA, Inc.                          300(a)         6,000
   Cooper Cos., Inc.                        900           32,738
                                                       ----------
                                                           38,738
Paper & Paper Products (0.39%)
   United Stationers, Inc.                1,600(a)        51,800

Paperboard Containers & Boxes (0.15%)
   Greif Bros. Corp.                        500           15,375
   Ivex Packaging Corp.                     400(a)         4,450
                                                       ----------
                                                           19,825
Paperboard Mills (0.22%)
   Caraustar Industries, Inc.             1,600           24,200
   Gaylord Container Corp., Inc.          2,100(a)         5,644
                                                       ----------
                                                           29,844
Personal Credit Institutions (0.28%)
   AmeriCredit Corp.                      2,200(a)    $   37,400

Personnel Supply Services (0.39%)
   Computer Horizons Corp.                2,000(a)        26,875
   Interim Services, Inc.                 1,100(a)        19,525
   Kforce.com, Inc.                         900(a)         6,244
                                                       ----------
                                                           52,644
Petroleum Refining (0.40%)
   Tesoro Petroleum Corp.                 2,400(a)        24,300
   Valero Energy Corp.                      900           28,575
                                                       ----------
                                                           52,875
Photographic Equipment &
Supplies (0.60%)
   Imation Corp.                          2,100(a)        61,687
   Polaroid Corp.                         1,000           18,063
                                                       ----------
                                                           79,750
Plastic Materials & Synthetics (1.58%)
   Cytec Industries, Inc.                 2,100(a)        51,844
   Geon Co.                               2,800           51,800
   Hanna (M.A.) Co.                       2,400           21,600
   Wellman, Inc.                          5,300           85,794
                                                       ----------
                                                          211,038
Pottery & Related Products (0.07%)
   Mikasa, Inc.                           1,000            9,687

Poultry & Eggs (0.01%)
   Pilgrims Pride Corp., Class B            200            1,425

Primary Non-Ferrous Metals (0.03%)
   Maxxam, Inc.                             200(a)         3,550

Public Building & Related
Furniture (0.09%)
   Lear Corp.                               600(a)        12,000

Radio & Television Broadcasting (0.75%)
   Allegiance Telecom, Inc.                 500(a)        32,000
   Emmis Communications Corp.               500(a)        20,688
   Entercom Communications Corp.            400(a)        19,500
   Sinclair Broadcast Group, Inc.         2,500(a)        27,500
                                                       ----------
                                                           99,688
Radio, Television & Computer
Stores (0.03%)
   InterTan, Inc.                           300(a)         3,525

Railroad Equipment (0.50%)
   ABC-NACO, Inc.                           800(a)         6,400
   Trinity Industries, Inc.               2,600           48,100
   Wabtec Corp.                           1,200           12,450
                                                       ----------
                                                           66,950
Real Estate Agents & Managers (0.08%)
   Security Capital Group, Inc.             600(a)        10,200

Real Estate Operators & Lessors (0.21%)
   LNR Property Corp.                       500            9,750
   Nationwide Health Properties, Inc.     1,300           18,119
                                                       ----------
                                                           27,869
Refrigeration & Service Machinery (0.15%)
   Nortek, Inc.                           1,000(a)        19,750

Rental of Railroad Cars (0.08%)
   GATX Corp.                               300           10,200

Research & Testing Services (0.30%)
   Core Laboratories NV                   1,400(a)    $   40,600

Residential Building Construction (1.54%)
   D.R. Horton, Inc.                      3,800           51,537
   Kaufman & Broad Home Corp.             2,700           53,494
   M.D.C. Holdings, Inc.                  2,400           44,700
   Ryland Group, Inc.                     1,900           42,038
   Standard Pacific Corp.                 1,400           14,000
                                                       ----------
                                                          205,769
Retail Stores, NEC (0.21%)
   Petco Animal Supplies, Inc.            1,400(a)        27,475

Rubber & Plastics Footwear (0.33%)
   Direct Focus, Inc.                       900(a)        44,100

Sand & Gravel (0.24%)
   Florida Rock Industries, Inc.            900           32,062

Savings Institutions (3.53%)
   Bank United Corp.                      4,900          172,419
   Commercial Federal Corp.               3,700           57,581
   Downey Financial Corp.                 1,400           40,600
   Firstfed Financial Corp.               1,400(a)        19,775
   Flushing Financial Corp.               2,500           38,125
   Greenpoint Financial Corp.             4,200           78,750
   Ocwen Financial Corp.                  4,500(a)        25,031
   Roslyn Bancorp., Inc.                    200            3,322
   St. Francis Capital Corp               1,000           15,125
   Webster Financial Corp.                  300            6,656
   Westcorp., Inc.                        1,200           14,325
                                                       ----------
                                                          471,709
Sawmills & Planning Mills (0.26%)
   Universal Forest Products, Inc.        2,500           34,375

Screw Machine Products, Bolts,
Etc. (0.15%)
   SPS Technologies, Inc.                   500(a)        20,531

Security & Commodity Services (0.28%)
   Gabelli Asset Management Inc., Class A 1,500(a)        37,500

Security Brokers & Dealers (0.61%)
   Dain Rauscher Corp.                      600           39,600
   Raymond James Financial, Inc.            500           11,250
   TD Waterhouse Group, Inc.              1,800(a)        31,163
                                                       ----------
                                                           82,013
Shoe Stores (0.37%)
   Footstar, Inc.                         1,100(a)        36,575
   Genesco, Inc.                            800(a)        12,850
                                                       ----------
                                                           49,425
Special Industry Machinery (1.63%)
   Kulicke & Soffa Industries, Inc.         800(a)        47,500
   LAM Research Corp.                     3,000(a)       112,500
   Milacron, Inc.                         3,200           46,400
   Varian Medical Systems, Inc.             300(a)        11,738
                                                       ----------
                                                          218,138
Structural Clay Products (0.04%)
   Dal-Tile International, Inc.             600(a)         4,950

Surety Insurance (1.69%)
   CNA Surety Corp.                       1,000           11,937
   Enhance Financial Services Group, Inc. 2,000           28,750
   Financial Security Assurance
     Holdings Ltd.                          700           53,113
   Professionals Group, Inc.                100(a)    $    2,444
   Radian Group, Inc.                     1,200           62,100
   SCPIE Holdings, Inc.                     500           10,250
   Triad Guaranty, Inc.                   2,500(a)        57,344
                                                       ----------
                                                          225,938
Telephone Communication (0.56%)
   Brightpoint, Inc.                        100(a)           866
   CT Communications, Inc.                  500           14,219
   General Communication, Inc., Class A   1,300(a)         6,662
   NEXTLINK Communications, Class A       1,314(a)        49,850
   Talk.com, Inc.                           600(a)         3,487
                                                       ----------
                                                           75,084
Title Insurance (0.38%)
   Fidelity National Financial, Inc.      1,300           23,806
   First American Corp.                     700           10,019
   Stewart Information Services Corp.     1,200           17,550
                                                       ----------
                                                           51,375
Trucking & Courier Services,
Except Air (1.08%)
   American Freightways Corp.             3,900(a)        56,550
   Roadway Express, Inc.                    300            7,031
   US Freightways Corp.                     200            4,912
   Werner Enterprises, Inc.               2,100           24,281
   Yellow Freight Systems Corp.           3,500(a)        51,625
                                                       ----------
                                                          144,399
Variety Stores (0.21%)
   ShopKo Stores, Inc.                    1,800(a)        27,675

Veterinary Services (0.07%)
   Veterinary Centers of America, Inc.      700(a)         9,625

Water Supply (0.56%)
   SJW Corp.                                100           11,887
   United Water Resources, Inc.           1,800           62,775
                                                       ----------
                                                           74,662
Women's Clothing Stores (0.32%)
   Cato Corp., Class A                      700            8,137
   Charming Shoppes, Inc.                 6,700(a)        34,128
                                                       ----------
                                                           42,265
                                                       ----------

           Total Portfolio Investments (95.28%)       12,735,606

Cash and receivables, net of liabilities (4.72%)          631,234
                                                       ----------

                     Total Net Assets (100.00%)       $13,366,840
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.


STOCK INDEX 500 ACCOUNT

                                        Shares
                                         Held           Value


Common Stocks (96.75%)

Accounting, Auditing, &
Bookkeeping (0.12%)
   Paychex, Inc.                          1,758       $   73,836

Advertising (0.25%)
   Interpublic Group of Companies, Inc.   1,427           61,361
   Omnicom Group, Inc.                      841           74,902
   Young & Rubicam, Inc.                    341           19,501
                                                       ----------
                                                          155,764
Air Transportation, Scheduled (0.26%)
   AMR Corp.                                711(a)        18,797
   Delta Air Lines, Inc.                    580           29,326
   FedEx Corp.                            1,372(a)        52,136
   Southwest Airlines Co.                 2,348           44,465
   US Airways Group, Inc.                   315(a)        12,285
                                                       ----------
                                                          157,009
Aircraft & Parts (0.97%)
   B.F. Goodrich Co.                        507           17,270
   Boeing Co.                             4,319          180,587
   General Dynamics Corp.                   950           49,638
   Honeywell International, Inc.          3,777          127,238
   Northrop Grumman Corp.                   330           21,863
   Rockwell International Corp.             890           28,035
   Textron, Inc.                            683           37,095
   United Technologies Corp.              2,226          131,056
                                                       ----------
                                                          592,782
Auto & Home Supply Stores (0.02%)
   AutoZone, Inc.                           633(a)        13,926

Automotive Rentals, No Drivers (0.01%)
   Ryder Systems, Inc.                      281            5,321

Bakery Products (0.13%)
   Sara Lee Corp.                         4,115           79,471

Beer, Wine & Distilled Beverages (0.03%)
   Brown-Forman Corp.                       324           17,415

Beverages (2.12%)
   Anheuser-Busch Cos., Inc.              2,137          159,607
   Coca-Cola Co.                         11,712          672,707
   Coca-Cola Enterprises, Inc.            1,997           32,576
   Coors (Adolph) Co., Class B              174           10,527
   PepsiCo, Inc.                          6,799          302,131
   Seagram Co. Ltd.                       2,097          121,626
                                                       ----------
                                                        1,299,174
Blankbooks & Bookbinding (0.01%)
   Deluxe Corp.                             342            8,058

Blast Furnace & Basic Steel
Products (0.06%)
   Allegheny Technologies, Inc.             394            7,092
   Bethlehem Steel Corp.                    624(a)         2,223
   Nucor Corp.                              402           13,341
   USX-U.S. Steel Group                     418            7,759
   Worthington Industries, Inc.             408            4,284
                                                       ----------
                                                           34,699
Books (0.12%)
   Harcourt General, Inc.                   339       $   18,433
   McGraw-Hill Cos., Inc.                   920           49,680
   Meredith Corp.                           239            8,066
                                                       ----------
                                                           76,179
Broadwoven Fabric Mills, Cotton (0.01%)
   Springs Industries, Inc.                  84            2,704

Business Credit Institutions (0.23%)
   Associates First Capital Corp.,
      Class A                             3,446           76,889
   Providian Financial Corp.                675           60,750
                                                       ----------
                                                          137,639
Cable & Other Pay TV Services (0.28%)
   Comcast Corp., Special Class A         4,248(a)       172,044

Chemicals & Allied Products (0.18%)
   Dow Chemical Co.                       3,201           96,630
   Sigma-Aldrich Corp.                      403           11,788
                                                       ----------
                                                          108,418
Combination Utility Services (0.22%)
   Cinergy Corp.                            752           19,129
   Constellation Energy Group, Inc.         708           23,054
   Entergy Corp.                          1,088           29,580
   Northern States Power Co.                744           15,020
   PG&E Corp.                             1,824           44,916
                                                       ----------
                                                          131,699
Commercial Banks (4.35%)
   AmSouth Bancorp.                       1,859           29,279
   Bank of America Corp.                  7,842          337,206
   Bank of New York Co., Inc.             3,490          162,285
   Bank One Corp.                         5,384          143,013
   BB&T Corp.                             1,650           39,394
   Chase Manhattan Corp.                  6,015          277,065
   Comerica, Inc.                           741           33,252
   Fifth Third Bancorp.                   1,465           92,661
   First Union Corp.                      4,640          115,130
   Firstar Corp.                          4,590           96,677
   FleetBoston Financial Corp.            4,264          144,976
   Huntington Bancshares, Inc.            1,050           16,603
   J.P. Morgan & Co., Inc.                  768           84,576
   KeyCorp                                2,064           36,378
   MBNA Corp.                             3,794          102,912
   Mellon Financial Corp.                 2,328           84,827
   National City Corp.                    2,869           48,952
   Northern Trust Corp.                   1,052           68,446
   Old Kent Financial Corp.                 650           17,386
   PNC Financial Corp.                    1,374           64,406
   Regions Financial Corp.                1,044           20,750
   Southtrust Corp.                         796           18,010
   State Street Corp.                       761           80,714
   Summit Bancorp.                          832           20,488
   Suntrust Banks, Inc.                   1,431           65,379
   Synovus Financial Corp.                1,335           23,529
   Union Planters Corp.                     640           17,880
   US Bancorp.                            3,557           68,472
   Wachovia Corp.                           958           51,972
   Wells Fargo Co.                        7,635          295,855
                                                       ----------
                                                        2,658,473
Commercial Printing (0.02%)
   R.R. Donnelley & Sons Co.                577           13,019

Communications Equipment (4.74%)
   ADC Telecommunications, Inc.           1,596(a)    $  133,865
   Andrew Corp.                             382(a)        12,821
   Comverse Technology, Inc.                723(a)        67,239
   Lucent Technologies, Inc.             15,489          917,723
   Motorola, Inc.                        10,260          298,181
   Network Appliance, Inc.                1,441(a)       116,001
   Nortel Networks Corp.                 14,018          956,728
   QUALCOMM, Inc.                         3,506(a)       210,360
   Scientific-Atlanta, Inc.                 754           56,173
   Tellabs, Inc.                          1,938(a)       132,632
                                                       ----------
                                                        2,901,723
Communications Services (0.36%)
   Nextel Communications, Inc.            3,588(a)       219,541

Computer & Data Processing
Services (9.63%)
   3COM Corp.                             1,660(a)        95,658
   Adobe Systems, Inc.                      567           73,710
   America Online, Inc.                  10,983(a)       579,353
   Autodesk, Inc.                           276            9,574
   BMC Software, Inc.                     1,155(a)        42,139
   Citrix Systems, Inc.                     876(a)        16,589
   Computer Associates International, Inc.2,785          142,557
   Computer Sciences Corp.                  792(a)        59,153
   Compuware Corp.                        1,706(a)        17,700
   Electronic Data Systems Corp.          2,265           93,431
   First Data Corp.                       1,950           96,769
   IMS Health, Inc.                       1,406           25,308
   Mercury Interactive Corp.                388(a)        37,539
   Microsoft Corp.                       24,901(a)     1,992,079
   Novell, Inc.                           1,559(a)        14,421
   Oracle Systems Corp.                  13,432(a)     1,129,127
   Parametric Technology Corp.            1,306(a)        14,366
   Peoplesoft, Inc.                       1,306(a)        21,876
   Sapient Corp.                            278(a)        29,729
   Shared Medical Systems Corp.             125            9,117
   Siebel Systems, Inc.                     945(a)       154,567
   Sun Microsystems, Inc.                 7,508(a)       682,759
   Unisys Corp.                           1,475(a)        21,480
   Veritas Software Corp.                 1,850(a)       209,079
   Yahoo!, Inc.                           2,571(a)       318,483
                                                       ----------
                                                        5,886,562
Computer & Office Equipment (9.37%)
   Apple Computer, Inc.                   1,540(a)        80,658
   Automatic Data Processing, Inc.        2,968          158,974
   Cabletron Systems, Inc.                  863(a)        21,791
   Ceridian Corp.                           686(a)        16,507
   Cisco Systems, Inc.                   32,917(a)     2,092,285
   Compaq Computer Corp.                  8,035          205,395
   Dell Computer Corp.                   12,185(a)       600,873
   EMC Corp.                             10,269(a)       790,071
   Gateway, Inc.                          1,522(a)        86,374
   Hewlett-Packard Co.                    4,732          590,909
   International Business Machines Corp.  8,389          919,119
   Lexmark International, Inc.              612(a)        41,157
   NCR Corp.                                450(a)    $   17,522
   Pitney Bowes, Inc.                     1,220           48,800
   Seagate Technology, Inc.               1,075(a)        59,125
                                                       ----------
                                                        5,729,560
Construction & Related Machinery (0.24%)
   Baker Hughes, Inc.                     1,561           49,952
   Caterpillar, Inc.                      1,655           56,063
   Dover Corp.                              961           38,981
                                                       ----------
                                                          144,996
Consumer Products (0.59%)
   Fortune Brands, Inc.                     750           17,297
   Nabisco Group Holdings Corp.           1,552           40,255
   Philip Morris Cos., Inc.              11,021          292,745
   UST, Inc.                                768           11,280
                                                       ----------
                                                          361,577
Credit Reporting & Collection (0.03%)
   Equifax, Inc.                            669           17,561
Crude Petroleum & Natural Gas (0.60%)
   Anadarko Petroleum Co.                   607           29,933
   Apache Corp.                             539           31,700
   Burlington Resources, Inc.             1,019           38,977
   Kerr-McGee Corp.                         446           26,286
   Occidental Petroleum Corp.             1,735           36,543
   Texaco, Inc.                           2,612          139,089
   Union Pacific Resources Group, Inc.    1,192           26,224
   USX-Marathon Group, Inc.               1,475           36,967
                                                       ----------
                                                          365,719
Crushed & Broken Stone (0.03%)
   Vulcan Materials Co.                     476           20,319

Cutlery, Handtools & Hardware (0.48%)
   Danaher Corp.                            671           33,173
   Gillette Co.                           4,940          172,591
   Illinois Tool Works, Inc.              1,427           81,339
   Snap-On, Inc.                            277            7,375
                                                       ----------
                                                          294,478
Department Stores (2.59%)
   Dillard's, Inc., Class A                 442            5,415
   Federated Department Stores, Inc.      1,013(a)        34,189
   J.C. Penney Co., Inc.                  1,235           22,770
   Kohl's Corp.                           1,543(a)        85,829
   May Department Stores Co.              1,573           37,752
   Sears, Roebuck & Co.                   1,668           54,419
   Target Corp.                           2,167          125,686
   Wal-Mart Stores, Inc.                 21,092        1,215,427
                                                       ----------
                                                        1,581,487
Drug Stores & Proprietary Stores (0.39%)
   CVS Corp.                              1,847           73,880
   Longs Drug Stores Corp.                  186            4,046
   Rite Aid Corp.                         1,215            7,973
   Walgreen Co.                           4,769          153,502
                                                       ----------
                                                          239,401
Drugs (9.61%)
   Abbott Laboratories                    7,333          326,777
   ALZA Corp.                               485(a)        28,676
   American Home Products Corp.           6,172          362,605
   Amgen, Inc.                            4,859(a)       341,345
   Biogen, Inc.                             703(a)        45,344
   Bristol-Myers Squibb Co.               9,335          543,764
   Johnson & Johnson                      6,582          670,541
   Lilly (Eli) & Co.                      5,344          533,732
   Medimmune, Inc.                          987(a)    $   73,038
   Merck & Co., Inc.                     10,881          833,757
   Pfizer, Inc.                          29,786        1,429,726
   Pharmacia Corp.                        6,008          310,539
   Schering-Plough Corp.                  6,928          349,864
   Watson Pharmaceuticals, Inc.             457(a)        24,564
                                                       ----------
                                                        5,874,272
Drugs, Proprietaries & Sundries (0.20%)
   Cardinal Health, Inc.                  1,302           96,348
   McKesson HBOC, Inc.                    1,332           27,889
                                                       ----------
                                                          124,237
Eating & Drinking Places (0.40%)
   Darden Restaurants, Inc.                 586            9,523
   McDonald's Corp.                       6,323          208,263
   Tricon Global Restaurants, Inc.          698(a)        19,719
   Wendy's International, Inc.              537            9,565
                                                       ----------
                                                          247,070
Electric Lighting & Wiring
Equipment (0.04%)
   Cooper Industries, Inc.                  440           14,327
   National Service Industries, Inc.        193            3,764
   Thomas & Betts Corp.                     274            5,240
                                                       ----------
                                                           23,331
Electric Services (1.76%)
   AES Corp.                              2,017(a)        92,026
   Ameren Corp.                             649           21,904
   American Electric Power Co., Inc.      1,526           45,208
   CMS Energy Corp.                         519           11,483
   Consolidated Edison, Inc.              1,003           29,714
   CP&L Energy                              756(a)        24,145
   Dominion Resources, Inc.               1,126           48,277
   DTE Energy Co.                           686           20,966
   Duke Energy Corp.                      1,739           98,035
   Edison International                   1,572           32,226
   Enron Corp.                            3,464          223,427
   FirstEnergy Corp.                      1,093           25,549
   Florida Progress Corp.                   466           21,844
   FPL Group, Inc.                          843           41,729
   GPU, Inc.                                574           15,534
   New Century Energies Inc.                552           16,560
   Niagara Mohawk Holdings, Inc.            816(a)        11,373
   Peco Energy Co.                          803           32,371
   Pinnacle West Capital Corp.              401           13,584
   PPL Corp.                                683           14,983
   Public Service Enterprise Group, Inc.  1,024           35,456
   Reliant Energy, Inc.                   1,398           41,328
   Sempra Energy                            967           16,439
   Southern Co.                           3,069           71,546
   Texas Utilities Holdings Co.           1,247           36,787
   Unicom Corp.                             841           32,536
                                                       ----------
                                                        1,075,030
Electrical Industrial Apparatus (0.26%)
   American Power Conversion Corp.          917(a)        37,425
   Emerson Electric Co.                   2,019          121,897
                                                       ----------
                                                          159,322
Electronic Components &
Accessories (6.39%)
   Adaptec, Inc.                            491(a)    $   11,170
   Advanced Micro Devices, Inc.             729(a)        56,315
   Altera Corp.                             942(a)        96,025
   Analog Devices, Inc.                   1,674(a)       127,224
   Conexant Systems, Inc.                 1,028           49,987
   Intel Corp.                           15,847        2,118,544
   Linear Technology Corp.                1,471           94,052
   LSI Logic Corp.                        1,461(a)        79,077
   Maxim Integrated Products, Inc.        1,338(a)        90,900
   Micron Technology, Inc.                2,624(a)       231,076
   Molex, Inc.                              929           44,708
   National Semiconductor Corp.             835(a)        47,386
   Novellus Systems Inc.                    618(a)        34,956
   Sanmina Corp.                            630(a)        53,865
   Solectron Corp.                        2,804(a)       117,418
   Texas Instruments, Inc.                7,744          531,916
   Xilinx, Inc.                           1,520(a)       125,495
                                                       ----------
                                                        3,910,114
Engines & Turbines (0.01%)
   Briggs & Stratton Corp.                  106            3,631
   Cummins Engine Co., Inc.                 196            5,341
                                                       ----------
                                                            8,972
Fabricated Rubber Products, NEC (0.01%)
   Cooper Tire & Rubber Co.                 349            3,883

Family Clothing Stores (0.27%)
   Gap, Inc.                              4,027          125,844
   Nordstrom, Inc.                          637           15,368
   TJX Cos., Inc.                         1,419           26,606
                                                       ----------
                                                          167,818
Farm & Garden Machinery (0.07%)
   Deere & Co.                            1,107           40,959

Fats & Oils (0.05%)
   Archer Daniels Midland Co.             2,850           27,966

Federal & Federally Sponsored
Credit (0.67%)
   Federal National Mortgage Association  4,767          248,778
   Freddie Mac                            3,289          133,205
   SLM Holdings Corp. (Non Voting)          741           27,741
                                                       ----------
                                                          409,724
Finance Services (0.04%)
   Cincinnati Financial Corp.               761           23,924

Fire, Marine & Casualty
Insurance (2.05%)
   Aetna, Inc.                              667           42,813
   Allstate Corp.                         3,421           76,117
   American International Group, Inc.     7,261          853,167
   Chubb Corp.                              828           50,922
   Cigna Corp.                              771           72,089
   Hartford Financial Services Group, Inc.1,017           56,888
   Loews Corp.                              466           27,960
   Progressive Corp                         345           25,530
   SAFECO Corp.                             604           12,005
   St. Paul Cos., Inc.                    1,004           34,262
                                                       ----------
                                                        1,251,753
Forest Products (0.08%)
   Weyerhaeuser Co.                       1,102           47,386

Furniture & Home Furnishings
Stores (0.04%)
   Bed Bath & Beyond, Inc.                  665(a)    $   24,106

Gas Production & Distribution (0.31%)
   Columbia Energy Group                    382           25,069
   Eastern Enterprises                      128            8,064
   El Paso Natural Gas                    1,094           55,726
   Nicor, Inc.                              219            7,145
   Oneok Inc.                               138            3,579
   Peoples Energy Corp.                     166            5,374
   Williams Cos., Inc.                    2,091           87,168
                                                       ----------
                                                          192,125
General Industrial Machinery (0.08%)
   Ingersoll-Rand Co.                       766           30,832
   Pall Corp.                               586           10,841
   Timken Co.                               288            5,364
                                                       ----------
                                                           47,037
Glass & Glassware, Pressed or
Blown (0.59%)
   Corning, Inc.                          1,315          354,886
   Owens-Illinois, Inc.                     694(a)         8,111
                                                       ----------
                                                          362,997
Gold & Silver Ores (0.12%)
   Barrick Gold Corp.                     1,872           34,047
   Homestake Mining Co.                   1,232            8,470
   Newmont Mining Corp.                     795           17,192
   Placer Dome, Inc.                      1,550           14,822
                                                       ----------
                                                           74,531
Grain Mill Products (0.30%)
   General Mills, Inc.                    1,379           52,747
   Kellogg Co.                            1,919           57,090
   Quaker Oats Co.                          618           46,427
   Ralston-Ralston Purina Group           1,451           28,929
                                                       ----------
                                                          185,193
Greeting Cards (0.01%)
   American Greetings Corp.                 305            5,795

Groceries & Related Products (0.49%)
   Safeway, Inc.                          2,348(a)       105,954
   SUPERVALU, Inc.                          622           11,857
   SYSCO Corp.                            1,576           66,389
   Unilever NV                            2,705          116,315
                                                       ----------
                                                          300,515
Grocery Stores (0.27%)
   Albertson's, Inc.                      2,004           66,633
   Great Atlantic & Pacific Tea Co., Inc.   182            3,026
   Kroger Co.                             3,952(a)        87,191
   Winn-Dixie Stores, Inc.                  684            9,790
                                                       ----------
                                                          166,640
Health & Allied Services, NEC (0.02%)
   HEALTHSOUTH Corp.                      1,824(a)        13,110

Heavy Construction, Except
Highway (0.01%)
   McDermott International, Inc.            284            2,503

Highway & Street Construction (0.16%)
   Halliburton Co.                        2,101       $   99,141

Hospitals (0.20%)
   HCA - The Healthcare Corp.             2,639           80,160
   Humana, Inc.                             794(a)         3,871
   Tenet Healthcare Corp.                 1,480           39,960
                                                       ----------
                                                          123,991
Hotels & Motels (0.09%)
   Hilton Hotels Corp.                    1,743           16,341
   Marriott International, Inc., Class A  1,134           40,895
                                                       ----------
                                                           57,236
Household Appliances (4.11%)
   General Electric Co.                  46,817(b)     2,481,300
   Maytag Corp.                             370           13,644
   Whirlpool Corp.                          345           16,086
                                                       ----------
                                                        2,511,030
Household Furniture (0.03%)
   Leggett & Platt, Inc.                    930           15,345

Industrial Inorganic Chemicals (0.20%)
   Air Products & Chemicals, Inc.         1,085           33,432
   Eastman Chemical Co.                     362           17,286
   Great Lakes Chemical Corp.               258            8,127
   Praxair, Inc.                            746           27,928
   Union Carbide Corp.                      637           31,532
   W.R. Grace & Co.                         319(a)         3,868
                                                       ----------
                                                          122,173
Industrial Machinery, NEC (0.03%)
   Parker-Hannifin Corp.                    530           18,153

Industrial Organic Chemicals (0.02%)
   International Flavors & Fragrances, Inc. 486           14,671

Insurance Agents, Brokers &
Services (0.22%)
   Marsh & McLennan Cos., Inc.            1,276          133,262

Jewelry, Silverware & Plated Ware (0.04%)
   Tiffany & Co.                            352           23,760

Knitting Mills (0.01%)
   Russell Corp.                            153            3,060

Life Insurance (0.22%)
   American General Corp.                 1,175           71,675
   Jefferson-Pilot Corp.                    487           27,485
   Lincoln National Corp.                   907           32,765
                                                       ----------
                                                          131,925
Lumber & Construction Materials (0.01%)
   Crane Co.                                286            6,953

Lumber & Other Building
Materials (1.02%)
   Home Depot, Inc.                      10,948          546,716
   Lowe's Cos., Inc.                      1,809           74,282
                                                       ----------
                                                          620,998
Machinery, Equipment & Supplies (0.02%)
   Grainger (W.W.), Inc.                    449           13,835

Management & Public Relations (0.08%)
   Dun & Bradstreet Corp.                   765       $   21,898
   Fluor Corp.                              361           11,417
   PerkinElmer, Inc.                        232           15,341
                                                       ----------
                                                           48,656
Measuring & Controlling Devices (0.80%)
   Agilent Technologies, Inc.             2,143(a)       158,046
   Allergan, Inc.                           614           45,743
   Eaton Corp.                              344           23,048
   Johnson Controls, Inc.                   405           20,782
   KLA-Tencor Corp.                         880(a)        51,535
   Mallinckrodt, Inc.                       318           13,813
   Millipore Corp.                          218           16,432
   PE Corp. - PE Biosystems Group           985           64,887
   Tektronix, Inc.                          228           16,872
   Teradyne, Inc.                           820(a)        60,270
   Thermo Electron Corp.                    738(a)        15,544
                                                       ----------
                                                          486,972
Medical Instruments & Supplies (0.95%)
   Bard (C.R.), Inc.                        238           11,454
   Baxter International, Inc.             1,373           96,539
   Becton, Dickinson & Co.                1,194           34,253
   Biomet, Inc.                             560           21,525
   Boston Scientific Corp.                1,929(a)        42,317
   Guidant Corp.                          1,450(a)        71,775
   Medtronic, Inc.                        5,664          282,138
   St. Jude Medical, Inc.                   396(a)        18,167
                                                       ----------
                                                          578,168
Medical Service & Health
Insurance (0.38%)
   AFLAC, Inc.                            1,255           57,652
   Aon Corp.                              1,211           37,617
   Conseco, Inc.                          1,538           14,996
   Torchmark Corp.                          607           14,985
   UnitedHealth Group, Inc.                 769           65,941
   UnumProvident Corp.                    1,138           22,831
   Wellpoint Health Networks                293(a)        21,224
                                                       ----------
                                                          235,246
Men's & Boys' Furnishings (0.02%)
   V.F. Corp.                               541           12,883

Metal Cans & Shipping
Containers (0.02%)
   Ball Corp.                               140            4,506
   Crown Cork & Seal Co., Inc.              607            9,105
                                                       ----------
                                                           13,611
Metal Mining Services (0.01%)
   Freeport-McMoRan Cooper &
     Gold, Inc., Class B                    757(a)         7,002

Metalworking Machinery (0.04%)
   Black & Decker Corp.                     403           15,842
   Stanley Works                            414            9,833
                                                       ----------
                                                           25,675
Millwork, Plywood & Structural
Members (0.03%)
   Georgia-Pacific Group                    807           21,184

Miscellaneous Amusement, Recreation
Service (0.02%)
   Harrahs Entertainment, Inc.              578(a)        12,102

Miscellaneous Business Services (0.14%)
   Cendant Corp.                          3,412(a)    $   47,768
   Convergys Corp.                          726(a)        37,661
                                                       ----------
                                                           85,429
Miscellaneous Chemical Products (0.35%)
   Du Pont (E.I.) De Nemours              4,956          216,825

Miscellaneous Converted Paper
Products (0.34%)
   Avery Dennison Corp.                     530           35,576
   Bemis Co., Inc.                          252            8,474
   Minnesota Mining & Mfg. Co.            1,873          154,522
   Pactiv Corp.                             800(a)         6,300
                                                       ----------
                                                          204,872
Miscellaneous Food & Kindred
Products (0.30%)
   Bestfoods                              1,299           89,956
   Campbell Soup Co.                      1,999           58,221
   Starbucks Corp.                          869(a)        33,185
                                                       ----------
                                                          181,362
Miscellaneous Furniture &
Fixtures (0.05%)
   Newell Rubbermaid, Inc.                1,261           32,471

Miscellaneous General Merchandise
Stores (0.01%)
   Consolidated Stores Corp.                524(a)         6,288

Miscellaneous Manufacturers (0.62%)
   Armstrong Holdings, Inc.                 191            2,925
   Tyco International Ltd.                7,988          378,431
                                                       ----------
                                                          381,356
Miscellaneous Non-Metallic
Mineral Products (0.01%)
   Owens Corning                            262            2,424

Miscellaneous Personal Services (0.02%)
   H&R Block, Inc.                          465           15,054

Miscellaneous Plastics Products,
NEC (0.04%)
   Sealed Air Corp.                         396(a)        20,741
   Tupperware Corp.                         273            6,006
                                                       ----------
                                                           26,747
Miscellaneous Shopping Goods
Stores (0.10%)
   Office Depot, Inc.                     1,496(a)         9,350
   Staples, Inc.                          2,291(a)        35,224
   Toys `R' Us, Inc.                      1,023(a)        14,897
                                                       ----------
                                                           59,471
Miscellaneous Transportation
Equipment (0.01%)
   FMC Corp.                                143(a)         8,294

Mortgage Bankers & Brokers (0.03%)
   Countrywide Credit Industries, Inc.      537           16,278

Motion Picture Production &
Services (2.20%)
   Time Warner, Inc.                      6,227          473,252
   Viacom Inc., Class B                   7,217(a)       492,109
   Walt Disney Co.                        9,833          381,643
                                                       ----------
                                                        1,347,004
Motor Vehicles & Equipment (0.83%)
   Dana Corp.                               722       $   15,297
   Delphi Automotive Systems Corp.        2,664           38,795
   Ford Motor Co.                         5,703          245,229
   General Motors Corp.                   2,531          146,956
   ITT Industries, Inc.                     416           12,636
   Navistar International Corp.             292(a)         9,070
   PACCAR, Inc.                             361           14,327
   TRW, Inc                                 585           25,374
                                                       ----------
                                                          507,684
Motor Vehicles, Parts & Supplies (0.04%)
   Genuine Parts Co.                        837           16,740
   Visteon Corp.                            747(a)         9,054
                                                       ----------
                                                           25,794
Motorcycles, Bicycles & Parts (0.09%)
   Harley Davidson, Inc.                  1,436           55,286

Newspapers (0.36%)
   Dow Jones & Co., Inc.                    419           30,692
   Gannett Co.                            1,260           75,363
   Knight-Ridder, Inc.                      367           19,520
   New York Times Co., Class A              803           31,719
   Tribune Co.                            1,811           63,385
                                                       ----------
                                                          220,679
Nursing & Personal Care Facilities (0.01%)
   Manor Care, Inc.                         483(a)         3,381

Oil & Gas Field Services (0.44%)
   Rowan Cos., Inc.                         443(a)        13,456
   Schlumberger Ltd.                      2,691          200,816
   TransOcean Sedco Forex, Inc.             996           53,224
                                                       ----------
                                                          267,496
Operative Builders (0.02%)
   Centex Corp.                             281            6,604
   Pulte Corp.                              195            4,217
                                                       ----------
                                                           10,821
Opthalmic Goods (0.03%)
   Bausch & Lomb, Inc.                      251           19,421

Ordnance & Accessories, NEC (0.08%)
   Lockheed Martin Corp.                  1,894           46,995

Paints & Allied Products (0.03%)
   Sherwin-Williams Co.                     775           16,420

Paper Mills (0.33%)
   Fort James Corp.                         974           22,524
   Kimberly Clark Corp.                   2,628          150,781
   Potlatch Corp.                           135            4,472
   Westvaco Corp.                           475           11,786
   Willamette Industries, Inc.              524           14,279
                                                       ----------
                                                          203,842
Paperboard Containers & Boxes (0.02%)
   Temple-Inland, Inc.                      248           10,416

Passenger Transportation
Arrangement (0.03%)
   Sabre Group Holdings, Inc.               611(a)        17,414

Personal Credit Institutions (0.76%)
   American Express Co.                   6,322       $  329,534
   Capital One Financial Corp.              927           41,367
   Household International Corp.          2,239           93,058
                                                       ----------
                                                          463,959
Petroleum Refining (4.06%)
   Amerada Hess Corp.                       428           26,429
   Ashland, Inc.                            334           11,711
   Chevron Corp.                          3,103          263,173
   Coastal Corp.                          1,015           61,788
   Conoco, Inc., Class B                  2,954           72,558
   Exxon Mobil Corp.                     16,472        1,293,056
   Phillips Petroleum Co.                 1,202           60,926
   Royal Dutch Petroleum Co. ADR         10,147          624,675
   Sunoco, Inc.                             418           12,305
   Tosco Corp.                              684           19,366
   Unocal Corp.                           1,149           38,061
                                                       ----------
                                                        2,484,048
Photographic Equipment &
Supplies (0.26%)
   Eastman Kodak Co.                      1,465           87,168
   Polaroid Corp.                           212            3,829
   Xerox Corp.                            3,153           65,425
                                                       ----------
                                                          156,422
Plastic Materials & Synthetics (0.13%)
   Hercules, Inc.                           506            7,116
   PPG Industries, Inc.                     824           36,514
   Rohm & Haas Co.                        1,029           35,501
                                                       ----------
                                                           79,131
Plumbing & Heating, Except
Electric (0.06%)
   Masco Corp.                            2,123           38,347

Preserved Fruits & Vegetables (0.19%)
   ConAgra, Inc.                          2,329           44,397
   H. J. Heinz Co.                        1,667           72,931
                                                       ----------
                                                          117,328
Primary Non-Ferrous Metal (0.31%)
   Alcan Aluminium  Ltd.                  1,035           32,085
   Alcoa, Inc.                            4,089          118,580
   Engelhard Corp.                          604           10,306
   Inco Ltd.                                860(a)        13,223
   Phelps Dodge Corp.                       372           13,834
                                                       ----------
                                                          188,028
Pulp Mills (0.14%)
   Boise Cascade Corp.                      271            7,012
   International Paper Co.                2,260           67,364
   Mead Corp.                               486           12,272
                                                       ----------
                                                           86,648
Radio & Television Broadcasting (0.20%)
   Clear Channel Communications, Inc.     1,603(a)       120,225

Radio, Television & Computer
Stores (0.22%)
   Best Buy, Inc.                           967(a)        61,163
   Circuit City Stores - Circuit City Group 962           31,926
   Radioshack Corp.                         884           41,880
                                                       ----------
                                                          134,969
Railroads (0.30%)
   Burlington Northern Santa Fe Corp.     2,027           46,494
   CSX Corp.                              1,034           21,908
   Kansas City Southern Industries, Inc.    527           46,737
   Norfolk Southern Corp.                 1,813        $  26,968
   Union Pacific Corp.                    1,173           43,621
                                                       ----------
                                                          185,728
Research & Testing Services (0.01%)
   Quintiles Transnational Corp.            545(a)         7,698

Residential Building Construction (0.01%)
   Kaufman & Broad Home Corp.               227            4,497

Retail Stores, NEC (0.11%)
   Costco Wholesale Corp.                 2,114(a)        69,762

Rubber & Plastics Footwear (0.09%)
   Nike, Inc.                             1,294           51,517
   Reebok International Ltd.                268(a)         4,271
                                                       ----------
                                                           55,788
Sanitary Services (0.11%)
   Allied Waste Industries, Inc.            894(a)         8,940
   Waste Management, Inc.                 2,939           55,841
                                                       ----------
                                                           64,781
Savings Institutions (1.78%)
   Charter One Financial, Inc.              991           22,793
   Citigroup, Inc.                       15,969          962,132
   Golden West Financial Corp.              748           30,528
   Washington Mutual, Inc.                2,592           74,844
                                                       ----------
                                                        1,090,297
Sawmills & Planning Mills (0.01%)
   Louisiana Pacific Corp.                  492            5,351

Search & Navigation Equipment (0.05%)
   Raytheon Co., Class B                  1,608           30,954

Security & Commodity Services (0.10%)
   Franklin Resources, Inc.               1,152           34,992
   Price (T. Rowe) Associates, Inc.         572           24,310
                                                       ----------
                                                           59,302
Security Brokers & Dealers (1.60%)
   Bear Stearns Cos., Inc.                  523           21,770
   Charles Schwab Corp.                   6,444          216,680
   Lehman Brothers Holdings, Inc.           572           54,090
   Merrill Lynch & Co., Inc.              1,836          211,140
   Morgan Stanley Dean Witter & Co.       5,355          445,802
   Paine Webber Group, Inc.                 689           31,350
                                                       ----------
                                                          980,832
Ship & Boat Building & Repairing (0.01%)
   Brunswick Corp.                          415            6,873

Soap, Cleaners & Toilet Goods (1.06%)
   Alberto-Culver Co., Class B              264            8,069
   Avon Products, Inc.                    1,123           49,974
   Clorox Co.                             1,110           49,742
   Colgate-Palmolive Co.                  2,729          163,398
   Ecolab, Inc.                             616           24,063
   Procter & Gamble Co.                   6,156          352,430
                                                       ----------
                                                          647,676
Special Industry Machinery (0.57%)
   Applied Materials, Inc.                3,822(a)       346,369

Sugar & Confectionery Products (0.12%)
   Hershey Foods Corp.                      649           31,598
   Wrigley (Wm.) Jr. Co.                    541           43,381
                                                       ----------
                                                           74,979
Surety Insurance (0.07%)
   MBIA, Inc.                               465       $   22,407
   MGIC Investment Corp.                    500           22,750
                                                       ----------
                                                           45,157
Telephone Communication (6.24%)
   AT&T Corp.                            17,889          565,740
   Alltel Corp.                           1,492           92,411
   Bell Atlantic Corp.                    7,315          371,693
   BellSouth Corp.                        8,904          379,533
   CenturyTel, Inc.                         664           19,090
   Global Crossing Ltd.                   4,173(a)       109,802
   GTE Corp.                              4,601          286,412
   SBC Communications, Inc.              16,097          696,194
   Sprint Corp.                           4,148          211,548
   Sprint PCS Group                       4,330(a)       257,635
   U.S. West, Inc.                        2,402          205,972
   Worldcom, Inc.                        13,549(a)       621,560
                                                       ----------
                                                        3,817,590
Tires & Inner Tubes (0.02%)
   Goodyear Tire & Rubber Co.               740           14,800

Toys & Sporting Goods (0.06%)
   Hasbro, Inc.                             812           12,231
   Mattel, Inc.                           2,033           26,810
                                                       ----------
                                                           39,041
Variety Stores (0.08%)
   Dollar General Corp.                   1,557           30,362
   Kmart Corp.                            2,276(a)        15,505
                                                       ----------
                                                           45,867
Water Transportation of
Passengers (0.09%)
   Carnival Corp.                         2,861           55,790

Women's & Misses' Outerwear (0.01%)
   Liz Claiborne, Inc.                      259            9,130

Women's Clothing Stores (0.07%)
   Limited, Inc.                          2,033           43,964
                                                       ----------

                            Total Common Stocks       59,168,753


                                       Principal
                                        Amount          Value


Commercial Paper (2.87%)

Federal & Federally Sponsored
Credit (2.87%)
   Investment in Joint Trading Account,
     Student Loan Marketing Association;
     6.57%; 7/3/2000                 $1,757,535       $1,756,893
                                                       ----------

           Total Portfolio Investments (99.62%)       60,925,646

Cash and receivables, net of liabilities (0.38%)         229,561
                                                       ----------

                     Total Net Assets (100.00%)       $61,155,207
                                                       ----------


(a) Non-income producing security - No dividend paid during the past twelve months.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end the value of securities pledged amounted to $1,086,500.


UTILITIES ACCOUNT


                                        Shares
                                         Held           Value


Common Stocks (92.10%)

Combination Utility Services (10.96%)
   Citizens Communication Co.            39,296(a)    $  677,856
   Constellation Energy Group            31,000        1,009,437
   Montana Power Co.                     17,400          614,438
   NiSource, Inc.                        27,600          514,050
   Utilicorp United, Inc.                43,100          856,613
                                                       ----------
                                                        3,672,394
Electric Services (46.06%)
   AES Corp.                             24,400(a)     1,113,250
   Allegheny Energy, Inc.                20,900          572,138
   Calpine Corp.                         19,400(a)     1,275,550
   Dominion Resources, Inc.               7,800          334,425
   DQE, Inc.                             24,500          969,281
   Duke Energy Corp.                     17,700          997,837
   Edison International                  22,000          451,000
   Enron Corp.                           17,400        1,122,300
   FirstEnergy Corp.                     12,700          296,862
   FPL Group, Inc.                       17,600          871,200
   GPU, Inc.                             10,900          294,981
   Kansas City Power & Light Co.         27,200          612,000
   Niagara Mohawk Holdings, Inc.         45,200(a)       629,975
   NStar                                 15,900          646,931
   Peco Energy Co.                       24,200          975,563
   Pinnacle West Capital Corp.           29,300          992,538
   Potomac Electric Power Co.            39,200          980,000
   Reliant Energy, Inc.                  29,500          872,094
   Scottish Power PLC                    10,298          344,339
   Southern Co.                          27,700          645,756
   TXU Corp.                             14,700          433,650
                                                       ----------
                                                       15,431,670
Electrical Industrial Apparatus (1.63%)
   Ballard Power Systems, Inc.            3,867(a)       347,305
   Capstone Turbine Corp.                 4,429(a)       199,582
                                                       ----------
                                                          546,887
Gas Production & Distribution (6.90%)
   Columbia Energy Group                 10,200          669,375
   Dynegy, Inc.                          14,800        1,011,025
   MCN Energy Group, Inc.                11,266          240,811
   New Jersey Resources Corp.             4,900          186,506
   Peoples Energy Corp.                   6,300          203,963
                                                       ----------
                                                        2,311,680
Petroleum Refining (3.27%)
   Coastal Corp.                         18,000        1,095,750

Radio & Television
Broadcasting (2.80%)
   Allegiance Telecom, Inc.               7,000(a)       448,000
   Time Warner Telecom, Class A           7,600(a)       489,250
                                                       ----------
                                                          937,250
Telegraph & Other
Communications (1.58%)
   Level 3 Communications, Inc.           6,000(a)       528,000

Telephone Communication (18.90%)
   AT&T Corp.                            28,900       $  913,963
   AT&T Wireless Group                    6,000(a)       167,250
   Alltel Corp.                          10,300          637,956
   Bell Atlantic                         12,400          630,075
   GTE Corp.                             10,200          634,950
   Intermedia Communications             10,000(a)       297,500
   NEXTLINK Communications, Class A      14,800(a)       561,475
   RCN Corp.                             19,500(a)       494,812
   Sprint Corp.                          13,000          663,000
   Teligent, Inc.                        11,700(a)       276,412
   Vodafone AirTouch PLC ADR             13,900          575,981
   VoiceStream Wireless Corp.             4,120(a)       479,143
                                                       ----------
                                                        6,332,517
                                                       ----------

                            Total Common Stocks       30,856,148

Preferred Stock (2.44%)

Electric Services (2.44%)
   Alliant Energy Corp.                  11,900          818,125


                                       Principal
                                        Amount          Value


Bond (1.24%)

Motion Picture Production &
Services (1.24%)
   Liberty Media Group Convertible Bond;
     4.00%; 11/15/2029                $ 288,000(b)    $  414,720

Commercial Paper (4.78%)

Personal Credit Institutions (4.78%)
   Investment in Joint Trading Account,
     Student Loan Marketing Association;
     6.57%; 7/3/2000                     1,601,011     1,601,011
                                                       ----------

          Total Portfolio Investments (100.56%)        33,690,004

Cash and receivables, net of liabilities (-0.56%)       (186,073)

     Total Net Assets (100.00%)                       $33,503,931
                                                       ----------

(a) Non-income producing security - No dividend paid during the past twelve months.
(b)  Restricted security - See Note 4 to the financial statements.

FINANCIAL HIGHLIGHTS

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

AGGRESSIVE GROWTH ACCOUNT(a)                                  2000*         1999         1998         1997        1996          1995
-------------------------                                     ---- ---------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $23.89       $18.33       $16.30       $14.52      $12.94        $10.11
Income from Investment Operations:
   Net Investment Income (Operating Loss) .............        --          (.01)          .04          .04         .11          .13
   Net Realized and Unrealized Gain on Investments.....        1.44         7.17         2.99         4.26        3.38          4.31

                       Total from Investment Operations        1.44         7.16         3.03         4.30        3.49          4.44
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --           --         (.04)        (.04)       (.11)         (.13)
   Distributions from Capital Gains....................       (.81)       (1.60)        (.96)       (2.48)      (1.80)        (1.48)

                      Total Dividends and Distributions       (.81)       (1.60)       (1.00)       (2.52)      (1.91)        (1.61)

Net Asset Value, End of Period.........................      $24.52       $23.89       $18.33       $16.30      $14.52        $12.94

Total Return...........................................       6.28%(b)    39.50%       18.95%       30.86%      28.05%        44.19%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $438,319     $379,062     $224,058     $149,182     $90,106       $33,643
   Ratio of Expenses to Average Net Assets.............        .73%(c)      .77%         .78%         .82%        .85%          .90%
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.03)%(c)    (.08)%         .22%         .29%       1.05%         1.34%
   Portfolio Turnover Rate.............................       74.6%(c)     89.6%       155.6%       172.6%      166.9%        172.9%

ASSET ALLOCATION ACCOUNT(a)                                   2000*         1999         1998         1997        1996          1995
------------------------                                      ---- ---------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $13.23       $12.30       $11.94       $11.48      $11.11         $9.79
Income from Investment Operations:
   Net Investment Income...............................         .16          .35          .31          .30         .36           .40
   Net Realized and Unrealized Gain on Investments.....         .46         2.00          .76         1.72        1.06          1.62

                       Total from Investment Operations         .62         2.35         1.07         2.02        1.42          2.02
Less Dividends and Distributions:
   Dividends from Net Investment Income ...............          --        (.35)        (.31)        (.30)       (.36)         (.40)
   Distributions from Capital Gains....................       (.22)       (1.07)        (.40)       (1.26)       (.69)         (.30)

                      Total Dividends and Distributions       (.22)       (1.42)        (.71)       (1.56)      (1.05)         (.70)

Net Asset Value, End of Period.........................      $13.63       $13.23       $12.30       $11.94      $11.48        $11.11



Total Return...........................................       4.80%(b)    19.49%        9.18%       18.19%      12.92%        20.66%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $92,769      $89,711      $84,089      $76,804     $61,631       $41,074
   Ratio of Expenses to Average Net Assets.............        .85%(c)      .85%         .89%         .89%        .87%          .89%
   Ratio of Net Investment Income to Average Net Assets       2.46%(c)     2.50%        2.51%        2.55%       3.45%         4.07%
   Portfolio Turnover Rate.............................       73.8%(c)     86.7%       162.7%       131.6%      108.2%         47.1%

BALANCED ACCOUNT(a)                                           2000*         1999         1998         1997        1996          1995
----------------   -----------------------------------------------  --------------------------------------        ----          ----

Net Asset Value, Beginning of Period...................      $15.41       $16.25       $15.51       $14.44      $13.97        $11.95
Income from Investment Operations:
   Net Investment Income...............................         .23          .56          .49          .46         .40           .45
   Net Realized and Unrealized Gain (Loss) on Investments     (.11)        (.19)         1.33         2.11        1.41          2.44

                       Total from Investment Operations         .12          .37         1.82         2.57        1.81          2.89
Less Dividends and Distributions:
   Dividends from Net Investment Income ..............           --        (.57)        (.49)        (.45)        (.40)        (.45)
   Distributions from Capital Gains .................            --        (.62)        (.59)       (1.05)        (.94)        (.42)
   Excess Distributions from Capital Gains(d) ........           --        (.02)          --          --            --           --

     Total Dividends and Distributions                         --         (1.21)       (1.08)       (1.50)      (1.34)         (.87)

Net Asset Value, End of Period.........................      $15.53       $15.41       $16.25       $15.51      $14.44        $13.97

Total Return...........................................        .78%(b)     2.40%       11.91%       17.93%      13.13%        24.58%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $180,868     $209,747     $198,603     $133,827     $93,158       $45,403
   Ratio of Expenses to Average Net Assets.............        .59%(c)      .58%         .59%         .61%        .63%          .66%
   Ratio of Net Investment Income to Average Net Assets       2.86%(c)     3.36%        3.37%        3.26%       3.45%         4.12%
   Portfolio Turnover Rate.............................       91.0%(c)     21.7%        24.2%        69.7%       22.6%         25.7%

*  Six Months Ended June 30, 2000

See accompanying notes.





Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

BLUE CHIP ACCOUNT                                             2000*         1999(e)
-----------------                                             ----  ------------
Net Asset Value, Beginning of Period...................      $10.38       $10.15
Income from Investment Operations:
   Net Investment Income...............................         .03          .08
   Net Realized and Unrealized Gain (Loss) on Investments     (.36)          .24

                       Total from Investment Operations       (.33)          .32
Less Dividends from Net Investment Income                       --         (.09)

Net Asset Value, End of Period.........................      $10.05       $10.38

Total Return...........................................          (3.18)%(b)1.15%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $6,524       $6,453
   Ratio of Expenses to Average Net Assets.............        .68%(c)      .69%(c)
   Ratio of Net Investment Income to Average Net Assets        .56%(c)     1.33%(c)
   Portfolio Turnover Rate.............................     108.09%(c)     16.2%(c)

BOND ACCOUNT(a)                                               2000*         1999         1998         1997        1996          1995
------------                                                  ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $10.89       $12.02       $11.78       $11.33      $11.73        $10.12
Income from Investment Operations:
   Net Investment Income...............................         .42          .81          .66          .76         .68           .62
   Net Realized and Unrealized Gain (Loss) on Investments     (.33)       (1.12)          .25          .44       (.40)          1.62


                       Total from Investment Operations         .09        (.31)          .91         1.20         .28          2.24
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.82)        (.66)        (.75)       (.68)         (.63)
   Excess Distributions from Capital Gains(d)..........         --          --          (.01)          --          --           --

     Total Dividends and Distributions                          --         (.82)        (.67)        (.75)       (.68)         (.63)

Net Asset Value, End of Period.........                       $10.98      $10.89       $12.02       $11.78      $11.33        $11.73

Total Return...........................................         .83%(b)  (2.59)%        7.69%       10.60%       2.36%        22.17%
 Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $111,707     $125,067     $121,973      $81,921     $63,387      $35,878
   Ratio of Expenses to Average Net Assets.............         .51%(c)      .50%         .51%         .52%        .53%         .56%
   Ratio of Net Investment Income to Average Net Assets        7.54%(c)     6.78%        6.41%        6.85%       7.00%        7.28%
   Portfolio Turnover Rate.............................        53.4%(c)     40.1%        26.7%         7.3%        1.7%         5.9%

CAPITAL VALUE ACCOUNT(a)                                      2000*         1999         1998         1997        1996          1995
---------------------                                         ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $30.74       $37.19       $34.61       $29.84      $27.80        $23.44
Income from Investment Operations:
   Net Investment Income...............................         .28          .78          .71          .68         .57           .60
   Net Realized and Unrealized Gain (Loss) on Investments                 (2.35)       (2.41)         3.94        7.52
5.826.69

                       Total from Investment Operations      (2.07)       (1.63)         4.65         8.20        6.39          7.29
Less Dividends and Distributions:
   Dividends from Net Investment Income                        --          (.80)        (.71)        (.67)       (.58)         (.60)
   Distributions from Capital Gains....................        --         (3.13)       (1.36)       (2.76)      (3.77)        (2.33)
   Excess Distributions from Capital Gains(d)..........        --         (.89)          --          --           --            --

                      Total Dividends and Distributions        --         (4.82)       (2.07)       (3.43)      (4.35)        (2.93)

Net Asset Value, End of Period.........................      $28.67       $30.74       $37.19       $34.61      $29.84        $27.80

Total Return...........................................     (6.73)%(b)   (4.29)%       13.58%       28.53%      23.50%        31.91%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $287,547     $367,927     $385,724     $285,231    $205,019      $135,640
   Ratio of Expenses to Average Net Assets.............        .60%(c)      .43%         .44%         .47%        .49%         .51%
   Ratio of Net Investment Income to Average Net Assets       1.77%(c)     2.05%        2.07%        2.13%       2.06%         2.25%
   Portfolio Turnover Rate.............................      134.1%(c)     43.4%        22.0%        23.4%       48.5%         49.2%

*  Six Months Ended June 30, 2000


FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

GOVERNMENT SECURITIES ACCOUNT(a)                              2000*         1999         1998         1997        1996          1995
-----------------------------                                 ----  --------------------------------------        ----          ----

Net Asset Value, Beginning of Period...................      $10.26       $11.01       $10.72       $10.31      $10.55         $9.38
Income from Investment Operations:
   Net Investment Income...............................         .35          .71          .60          .66         .59           .60
   Net Realized and Unrealized Gain (Loss) on Investment         --        (.74)          .28          .41        (.24)         1.18
                       Total from Investment Operations         .35        (.03)          .88         1.07         .35          1.78
Less Dividends from Net Investment Income .............          --        (.72)        (.59)        (.66)        (.59)        (.61)

Net Asset Value, End of Period.........................      $10.61       $10.26       $11.01       $10.72      $10.31        $10.55

Total Return...........................................       3.41%(b)    (.29)%        8.27%       10.39%       3.35%        19.07%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $119,416     $137,787     $141,317      $94,322     $85,100       $50,079
   Ratio of Expenses to Average Net Assets.............        .51%(c)      .50%         .50%         .52%        .52%          .55%
   Ratio of Net Investment Income to Average Net Assets        6.44%(c)    6.16%        6.15%        6.37%       6.46%         6.73%
   Portfolio Turnover Rate.............................         1.7%(c)    19.7%        11.0%         9.0%        8.4%          9.8%

GROWTH ACCOUNT(a)                                             2000*         1999         1998         1997        1996          1995
--------------                                                ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $23.56       $20.46       $17.21       $13.79      $12.43        $10.10
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............       (.01)          .14          .21          .18         .16           .17
   Net Realized and Unrealized Gain on Investments.....         .73         3.20         3.45         3.53        1.39          2.42

                       Total from Investment Operations         .72         3.34         3.66         3.71        1.55          2.59
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.14)        (.21)        (.18)       (.16)         (.17)
   Distributions from Capital Gains....................      (2.58)        (.10)        (.20)        (.10)       (.03)         (.09)
   Excess Distributions from Capital Gains(d)..........          --          --          --          (.01)         --            --

                      Total Dividends and Distributions      (2.58)        (.24)        (.41)        (.29)       (.19)         (.26)

Net Asset Value, End of Period.........................      $21.70       $23.56       $20.46       $17.21      $13.79        $12.43

Total Return...........................................       3.79%(b)    16.44%       21.36%       26.96%      12.51%        25.62%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $345,379     $345,882     $259,828     $168,160     $99,612       $42,708
   Ratio of Expenses to Average Net Assets.............        .60%(c)      .45%         .48%         .50%        .52%          .58%
   Ratio of Net Investment Income (Operating Loss)
     to Average Net Assets.............................      (.12)%(c)      .67%        1.25%        1.34%       1.61%         2.08%
   Portfolio Turnover Rate.............................      142.0%(c)     65.7%         9.0%        15.4%        2.0%          6.9%

HIGH YIELD ACCOUNT(a)                                         2000*         1999         1998         1997        1996          1995
------------------                                            ----  --------------------------------------        ----          ----

Net Asset Value, Beginning of Period...................       $7.44        $8.06        $8.90        $8.72       $8.39         $7.91
Income from Investment Operations:
   Net Investment Income...............................         .32          .72          .80          .76         .80           .76
   Net Realized and Unrealized Gain (Loss) on Investments                  (.44)        (.58)        (.85)         .18        .30.51

                       Total from Investment Operations       (.12)          .14        (.05)          .94        1.10          1.27
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.72)        (.79)        (.76)       (.77)         (.77)
   Excess Distributions from Net Investment Income (d).          --        (.04)         --          --           --           (.02)

     Total Dividends and Distributions                          --         (.76)        (.79)        (.76)       (.77)         (.79)

Net Asset Value, End of Period.........................       $7.32        $7.44        $8.06        $8.90       $8.72         $8.39

Total Return..........................................      (1.61)%(b)     1.76%       (.56)%       10.75%      13.13%        16.08%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,411      $13,678      $14,043      $15,837     $13,740       $11,830
   Ratio of Expenses to Average Net Assets.............        .68%(c)      .67%         .68%         .68%        .70%          .73%
   Ratio of Net Investment Income to Average Net Assets       8.91%(c)     8.52%        8.68%        8.50%       9.21%         9.09%
   Portfolio Turnover Rate.............................     137.48%(c)     93.8%        87.8%        32.0%       32.0%         35.1%

*  Six Months Ended June 30, 2000





See accompanying notes.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

INTERNATIONAL ACCOUNT(a)                                      2000*         1999         1998         1997        1996          1995
---------------------                                         ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $15.95       $14.51       $13.90       $13.02      $10.72         $9.56
Income from Investment Operations:
   Net Investment Income...............................         .11          .48          .26          .23         .22           .19
   Net Realized and Unrealized Gain on Investments.....         .12         3.14         1.11         1.35        2.46          1.16

                       Total from Investment Operations         .23         3.62         1.37         1.58        2.68          1.35
Less Dividends and Distributions:
   Dividends from Net Investment Income................       (.03)        (.47)        (.25)        (.23)       (.22)         (.18)
   Distributions from Capital Gains....................        --         (1.46)        (.51)        (.47)       (.16)         (.01)
   Excess Distributions from Capital Gains(d)..........          --                     (.25)         --           --           --

                      Total Dividends and Distributions       (.03)       (2.18)        (.76)        (.70)       (.38)         (.19)

Net Asset Value, End of Period.........................      $16.15       $15.95       $14.51       $13.90      $13.02        $10.72

Total Return...........................................       1.42%(b)    25.93%        9.98%       12.24%      25.09%        14.17%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $210,079     $197,235     $153,588     $125,289     $71,682       $30,566
   Ratio of Expenses to Average Net Assets.............        .89%(c)      .78%         .77%         .87%        .90%          .95%
   Ratio of Net Investment Income to Average Net Assets       1.50%(c)     3.11%        1.80%        1.92%       2.28%         2.26%
   Portfolio Turnover Rate.............................       93.8%(c)     65.5%        33.9%        22.7%       12.5%         15.6%

INTERNATIONAL SMALLCAP ACCOUNT                                2000*         1999         1998(f)
------------------------------                                ----  -------------------------
Net Asset Value, Beginning of Period...................      $16.66        $9.00        $9.97
Income from Investment Operations:
   Net Investment Income (Operating Loss)..............         .04        (.02)          .01
   Net Realized and Unrealized Gain (Loss) on Investments     (.01)         8.41        (.95)

                       Total from Investment Operations         .03         8.39        (.94)
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --           --         (.03)
   Distributions from Capital Gains....................       (.11)        (.73)          --

Net Asset Value, End of Period.........................      $16.58       $16.66        $9.00

Total Return...........................................        .11%(b)    93.81%      (10.37)%(b)

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $58,776      $40,040      $13,075
   Ratio of Expenses to Average Net Assets.............       1.26%(c)     1.32%        1.34%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .27%(c)    (.28)%         .24%(c)
   Portfolio Turnover Rate.............................      353.5%(c)    241.2%        60.3%(c)

LARGECAP GROWTH ACCOUNT                                       2000*         1999(e)
-----------------------                                       ----  ------------
Net Asset Value, Beginning of Period...................      $13.26        $9.93
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........       (.05)        (.03)
   Net Realized and Unrealized Gain (Loss) on Investments      1.00         3.36

                       Total from Investment Operations         .95         3.33

Net Asset Value, End of Period.........................      $14.21       $13.26



Total Return...........................................       7.16%(b)    32.47%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $7,929       $7,045
   Ratio of Expenses to Average Net Assets(g)..........       1.16%(c)     1.16%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.69)%(c)    (.47)%(c)
   Portfolio Turnover Rate.............................       16.1%(c)     39.6%(c)

*  Six Months Ended June 30, 2000

FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MICROCAP ACCOUNT                                              2000*         1999         1998(f)
----------------                                              ----  -------------------------
Net Asset Value, Beginning of Period...................       $8.07        $8.17       $10.04
Income from Investment Operations:
   Net Investment Income(g)............................         .02          .02          .03
   Net Realized and Unrealized Gain (Loss) on Investments       .89        (.11)       (1.86)

                       Total from Investment Operations         .91        (.09)       (1.83)
Less Dividends from Net Investment Income..............         --         (.01)        (.04)

Net Asset Value, End of Period.........................       $8.98        $8.07        $8.17



Total Return..........................................        11.28%(b)  (1.07)%      (18.42)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $8,536       $6,418       $5,384
   Ratio of Expenses to Average Net Assets(g)..........       1.06%(c)     1.06%        1.38%(c)
   Ratio of Net Investment Income to Average Net Assets       0.63%(c)     0.22%        0.57%(c)
   Portfolio Turnover Rate.............................       71.9%(c)     88.9%        55.3%(c)

MIDCAP ACCOUNT(a)                                             2000*         1999         1998         1997        1996          1995
--------------                                                ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period ..................      $36.90       $34.37       $35.47       $29.74      $25.33        $19.97
Income from Investment Operations:
   Net Investment Income...............................         .01          .12          .22          .24         .22           .22
   Net Realized and Unrealized Gain on Investments.....        1.25         4.20          .94         6.48        5.07          5.57

                       Total from Investment Operations        1.26         4.32         1.16         6.72        5.29          5.79
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.12)        (.22)        (.23)       (.22)         (.22)
   Distributions from Capital Gains....................      (1.84)       (1.67)       (2.04)        (.76)       (.66)         (.21)

                      Total Dividends and Distributions      (1.84)       (1.79)       (2.26)        (.99)       (.88)         (.43)

Net Asset Value, End of Period.........................      $36.32       $36.90       $34.37       $35.47      $29.74        $25.33

Total Return...........................................       3.52%(b)    13.04%        3.69%       22.75%      21.11%        29.01%
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $263,796     $262,350     $259,470     $224,630    $137,161       $58,520
   Ratio of Expenses to Average Net Assets.............        .62%(c)      .61%         .62%         .64%        .66%          .70%
Ratio of Net Investment Income to Average Net Assets...        .06%(c)      .32%         .63%         .79%       1.07%         1.23%
   Portfolio Turnover Rate.............................      129.4%(c)     79.6%        26.9%         7.8%        8.8%         13.1%

MIDCAP GROWTH ACCOUNT                                         2000*         1999         1998(f)
---------------------                                         ----  -------------------------
Net Asset Value, Beginning of Period...................      $10.66        $9.65        $9.94
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........         .02          .02        (.01)
   Net Realized and Unrealized Gain (Loss) on Investments       .74         1.01        (.28)

                       Total from Investment Operations         .76         1.03        (.29)
Less Dividends from Net Investment Income..............          --        (.02)           --

Net Asset Value, End of Period.........................      $11.42       $10.66        $9.65



Total Return...........................................       7.13%(b)    10.67%       (3.40)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $19,364      $14,264       $8,534
   Ratio of Expenses to Average Net Assets(g)..........        .96%(c)      .96%        1.27%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .32%(c)      .26%       (.14)%(c)
   Portfolio Turnover Rate.............................      105.9%(c)     74.1%        91.9%(c)

*  Six Months Ended June 30, 2000


See accompanying notes.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

MIDCAP VALUE ACCOUNT                                          2000*         1999(e)
--------------------                                          ----  ------------
Net Asset Value, Beginning of Period...................      $11.11       $10.09
Income from Investment Operations:
   Net Investment Income(g)............................         .01          .02
   Net Realized and Unrealized Gain on Investments.....         .77         1.24

                       Total from Investment Operations         .78         1.26
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.02)
   Distributions from Capital Gains....................       (.74)        (.22)

                 Total from Dividends and Distributions       (.74)        (.24)

Net Asset Value, End of Period.........................      $11.15       $11.11

Total Return...........................................       7.75%(b)    10.24%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      $6.280       $5,756
   Ratio of Expenses to Average Net Assets(g)..........       1.19%(c)     1.19%(c)
   Ratio of Net Investment Income to Average Net Assets        .20%(c)      .30%(c)
   Portfolio Turnover Rate.............................      183.0%(c)    154.0%(c)

MONEY MARKET ACCOUNT(a)                                       2000*         1999         1998         1997        1996          1995
--------------------                                          ----  --------------------------------------        ----          ----
Net Asset Value, Beginning of Period...................      $1.000       $1.000       $1.000       $1.000      $1.000        $1.000
Income from Investment Operations:
   Net Investment Income...............................        .028         .048         .051         .051        .049          .054
Less Dividends from Net Investment Income..............      (.028)       (.048)       (.051)       (.051)      (.049)        (.054)

Net Asset Value, End of Period.........................      $1.000       $1.000       $1.000       $1.000      $1.000        $1.000

Total Return...........................................       2.82%(b)     4.84%        5.20%        5.04%       5.07%         5.59%

Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............    $104,304     $120,924      $83,263      $47,315     $46,244       $32,670
   Ratio of Expenses to Average Net Assets.............       0.52%(c)      .52%         .52%         .55%        .56%          .58%
   Ratio of Net Investment Income to Average Net Assets       5.64%(c)     4.79%        5.06%        5.12%       5.00%         5.32%

REAL ESTATE ACCOUNT                                           2000*         1999         1998(f)
-------------------                                           ----  -------------------------
Net Asset Value, Beginning of Period...................       $8.20        $9.07       $10.01
Income from Investment Operations:
   Net Investment Income...............................         .22          .43          .32
   Net Realized and Unrealized Gain (Loss) on Investments       .99        (.85)        (.97)

                       Total from Investment Operations        1.21        (.42)        (.65)

Less Dividends from Net Investment Income..............       (.01)        (.45)        (.29)

Net Asset Value, End of Period.........................       $9.40        $8.20        $9.07

Total Return...........................................      14.75%(b)   (4.48)%      (6.56)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,182      $10,560      $10,909
   Ratio of Expenses to Average Net Assets.............        .99%(c)      .99%        1.00%(c)
   Ratio of Net Investment Income to Average Net Assets       5.22%(c)     4.92%        5.40%(c)
   Portfolio Turnover Rate.............................       89.3%(c)    101.9%         5.6%(c)

*  Six Months Ended June 30, 2000


FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):


SMALLCAP ACCOUNT                                              2000*         1999         1998(f)
----------------                                              ----  -------------------------
Net Asset Value, Beginning of Period...................      $10.74        $8.21       $10.27
Income from Investment Operations:
   Net Investment Income...............................         .01         --          --
   Net Realized and Unrealized Gain (Loss) on Investments      1.02         3.52       (2.06)

                       Total from Investment Operations        1.03         3.52       (2.06)
Less Distributions from Capital Gains..................       (.85)        (.99)         --

Net Asset Value, End of Period.........................      $10.92       $10.74        $8.21

Total Return...........................................      10.07%(b)    43.58%     (20.51)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $35,880      $26,110      $12,094
   Ratio of Expenses to Average Net Assets.............        .89%(c)      .91%         .98%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................        .23%(c)      .05%       (.05)%(c)
   Portfolio Turnover Rate.............................      127.4%(c)    111.1%        45.2%(c)

SMALLCAP GROWTH ACCOUNT                                       2000*         1999         1998(f)
-----------------------                                       ----  -------------------------
Net Asset Value, Beginning of Period...................      $19.56       $10.10        $9.84
Income from Investment Operations:
   Net Investment Income (Operating Loss)(g)...........       (.05)        (.05)        (.04)
   Net Realized and Unrealized Gain on Investments.....        2.99         9.70          .30

                       Total from Investment Operations        2.94         9.65          .26
Less Distributions from Capital Gains..................       (.35)        (.19)         --

Net Asset Value, End of Period.........................      $22.15       $19.56       $10.10

Total Return...........................................      15.23%(b)    95.69%        2.96%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $83,536      $39,675       $8,463
   Ratio of Expenses to Average Net Assets(g)..........       1.02%(c)     1.05%        1.31%(c)
   Ratio of Net Investment Income (Operating Loss) to
     Average Net Assets................................      (.63)%(c)    (.61)%       (.80)%(c)
   Portfolio Turnover Rate.............................      71.26%(c)     98.0%       166.5%(c)

SMALLCAP VALUE ACCOUNT                                        2000*         1999         1998(f)
----------------------                                        ----  -------------------------
Net Asset Value, Beginning of Period...................      $10.06        $8.34        $9.84
Income from Investment Operations:
   Net Investment Income(g)............................         .05          .06          .03
   Net Realized and Unrealized Gain (Loss) on Investments       .44         1.72       (1.50)

                       Total from Investment Operations         .49         1.78       (1.47)
Less Dividends from Net Investment Income..............          --        (.06)        (.03)

Net Asset Value, End of Period.........................      $10.55       $10.06        $8.34

Total Return...........................................       4.87%(b)    21.45%     (15.06)%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $13,367      $11,080       $6,895
   Ratio of Expenses to Average Net Assets(g)..........       1.16%(c)     1.16%        1.56%(c)
   Ratio of Net Investment Income to Average Net Assets        .98%(c)      .82%         .73%(c)
   Portfolio Turnover Rate.............................     196.18%(c)     89.7%        53.4%(c)

*  Six Months Ended June 30, 2000


See accompanying notes.



Selected data for a share of Capital Stock outstanding throughout the periods ended December 31 (except as noted):

STOCK INDEX 500 ACCOUNT                                       2000*         1999(e)
-----------------------                                       ----          ----
Net Asset Value, Beginning of Period...................      $10.71        $9.83
Income from Investment Operations:
   Net Investment Income(g)............................         .05          .06
   Net Realized and Unrealized Gain (Loss) on Investments     (.12)          .97

                       Total from Investment Operations       (.07)         1.03
Less Dividends and Distributions:
   Dividends from Net Investment Income................         --         (.07)
   Distributions from Capital Gains....................       (.06)        (.08)

                 Total from Dividends and Distributions       (.06)        (.15)

Net Asset Value, End of Period.........................       10.58       $10.71

Total Return...........................................      (.65)%(b)     8.93%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............      61,155       46,088
   Ratio of Expenses to Average Net Assets(g)..........        .40%(c)      .40%(c)
   Ratio of Net Investment Income to Average Net Assets       1.03%(c)     1.41%(c)
   Portfolio Turnover Rate.............................       2.54%(c)      3.8%(c)

UTILITIES ACCOUNT                                             2000*         1999         1998(f)
-----------------                                             ----  -------------------------
Net Asset Value, Beginning of Period...................      $10.90       $10.93        $9.61
Income from Investment Operations:
   Net Investment Income...............................         .12          .23          .15
   Net Realized and Unrealized Gain on Investments.....         .01          .02         1.35

                       Total from Investment Operations         .13          .25         1.50
Less Dividends and Distributions:
   Dividends from Net Investment Income................          --        (.23)        (.18)
   Distributions from Captial Gains....................       (.14)        (.05)         --

                      Total Dividends and Distributions       (.14)        (.28)        (.18)

Net Asset Value, End of Period.........................      $10.89       $10.90       $10.93

Total Return...........................................       1.12%(b)     2.29%       15.36%(b)
Ratio/Supplemental Data:
   Net Assets, End of Period (in thousands)............     $33,504      $30,684      $18,298
   Ratio of Expenses to Average Net Assets.............        .63%(c)      .64%         .69%(c)
   Ratio of Net Investment Income to Average Net Assets       2.31%(c)     2.52%        2.93%(c)
   Portfolio Turnover Rate.............................     161.55%(c)     23.0%         9.5%(c)

*  Six Months Ended June 30, 2000

Notes to Financial Highlights

(a) Effective January 1, 1998 the following mutual funds were reorganized into the Principal Variable Contracts Fund, Inc. as follows:

        Former Fund Name                        Current Account Name
Principal Aggressive Growth Fund, Inc.        Aggressive Growth Account
Principal Asset Allocation Fund, Inc.         Asset Allocation Account
Principal Balanced Fund, Inc.                 Balanced Account
Principal Bond Fund, Inc                      Bond Account
Principal Capital Accumulation Fund, Inc.     Capital Value Account
Principal Government Securities Fund, Inc.    Government Securities Account
Principal Growth Fund, Inc.                   Growth Account
Principal High Yield Fund, Inc.               High Yield Account
Principal World Fund, Inc.                    International Account
Principal Emerging Growth Fund, Inc.          MidCap Account
Principal Money Market Fund, Inc.             Money Market Account


FINANCIAL HIGHLIGHTS (Continued)

PRINCIPAL VARIABLE CONTRACTS FUND, INC.

Notes to Financial Highlights (Continued)

(b)  Total return amounts have not been annualized.

(c)  Computed on an annualized basis.

(d) Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains on investments. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.

(e) Period from May 1, 1999, date shares first offered to the public, through December 31, 1999. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1999, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                             Date              Net          Per Share Realized
                          Operations        Investment        and Unrealized
       Account            Commenced          Income           Gains (Losses)

Blue Chip Account       April 15, 1999        $.01                $.14
LargeCap Growth Account April 15, 1999         --                 (.07)
MidCap Value Account    April 22, 1999         --                  .09
Stock Index 500 Account April 22, 1999         .01                (.18)

(f) Period from May 1, 1998, date shares first offered to the public, through December 31, 1998. Per share net investment income and realized and unrealized gains (losses) for the period from the initial purchase of shares through April 30, 1998, were recognized as follows, none of which was distributed to the sole shareholder, Principal Life Insurance Company, during the period. This represents activities of each account prior to the initial public offering.

                                Date            Net         Per Share Realized
                             Operations      Investment       and Unrealized
       Account               Commenced        Income          Gains (Losses)

International SmallCap AccountApril 16, 1998   $.02              $(.05)
MicroCap Account              April 9, 1998     .01                .03
MidCap Growth Account         April 23, 1998    .01               (.07)
Real Estate Account           April 23, 1998    .01                 --
SmallCap Account              April 9, 1998     --                 .27
SmallCap Growth Account       April 2, 1998     --                (.16)
SmallCap Value Account        April 16, 1998    .01               (.17)
Utilities Account             April 2, 1998     .04               (.43)

(g) Without the Managers voluntary waiver of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following accounts would have had per share net investment income and the ratios of expenses to average net assets as shown:

                                           Per Share        Ratio of Expenses
                          Periods Ended  Net Investment       to Average Net      Amount
     Account                June 30      Income (Loss)           Assets           Waived

LargeCap Growth Account       2000          $(.02)               1.20%            $1,476
MicroCap Account              2000            .03                1.25              6,821
MidCap Growth Account         2000            .01                1.11              6,055
MidCap Value Account          2000            .01                1.22                788
SmallCap Value Account        2000            .05                1.33             10,461
Stock Index 500 Account       2000            .05                 .41              2,121


MM 1291-5